Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Trading Symbol	MTU
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31

Condensed Consolidated Balance Sheets (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
ASSETS
Cash and due from banks	¥ 3,004,711		¥ 3,230,409
Interest-earning deposits in other banks	6,651,751		5,897,732
Call loans, funds sold, and receivables under resale agreements (including ¥26,056 and nil at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	5,306,961		4,933,296
Receivables under securities borrowing transactions	3,386,726		3,282,656
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥10,394,212 at March 31, 2012 and September 30, 2012) (including ¥15,758,131 and ¥15,824,557 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	37,259,422		34,953,245
Investment securities:
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of ¥2,859,124 and ¥2,813,539 at March 31, 2012 and September 30, 2012)	56,634,088		57,740,401
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of ¥741,560 and ¥468,768 at March 31, 2012 and September 30, 2012) (estimated fair value of ¥2,430,689 and ¥2,392,435 at March 31, 2012 and September 30, 2012)	2,339,888		2,385,368
Other investment securities	901,699		909,765
Total investment securities	59,875,675		61,035,534
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥2,219,295 at March 31, 2012 and September 30, 2012)	91,850,878	[1]	92,298,243	[1]
Allowance for credit losses	(1,301,632)		(1,285,507)
Net loans	90,549,246		91,012,736
Premises and equipment-net	1,002,709		987,474
Accrued interest	234,761		250,351
Customers' acceptance liability	70,533		88,082
Intangible assets-net	867,862		896,483
Goodwill	358,117		354,283
Deferred tax assets	1,020,791		950,395
Other assets (including nil and ¥3,419 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	5,581,211		7,329,838
Total assets	215,170,476		215,202,514
LIABILITIES AND EQUITY
Domestic offices, non-interest-bearing	14,516,551		14,980,210
Domestic offices, interest-bearing	99,365,370		99,610,994
Overseas offices, principally interest-bearing	25,344,264		24,902,526
Total deposits	139,226,185		139,493,730
Call money, funds purchased, and payables under repurchase agreements	17,783,595		16,368,933
Payables under securities lending transactions	4,002,677		4,978,917
Due to trust account and other short-term borrowings (including ¥24,951 and ¥6,472 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	11,704,511		11,508,856
Trading account liabilities	12,575,248		11,967,182
Obligations to return securities received as collateral	3,410,557		3,639,838
Bank acceptances outstanding	70,533		88,082
Accrued interest	140,243		152,836
Long-term debt (including ¥524,758 and ¥545,329 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	11,656,300		12,593,062
Other liabilities	5,425,724		5,552,631
Total liabilities	205,995,573		206,344,067
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock: Preferred stock-aggregate liquidation preference of ¥390,001 at March 31, 2012 and September 30, 2012, with no stated value	442,100		442,100
Capital stock: Common stock-authorized, 33,000,000,000 shares; issued, 14,154,534,220 shares and 14,158,585,720 shares at March 31, 2012 and September 30, 2012, with no stated value	1,646,035		1,645,144
Capital surplus	6,377,083		6,378,619
Retained earnings:
Appropriated for legal reserve	239,571		239,571
Unappropriated retained earnings	984,673		482,535
Accumulated other comprehensive loss, net of taxes	(794,587)		(596,400)
Treasury stock, at cost-10,471,043 common shares and 10,390,406 common shares at March 31, 2012 and September 30, 2012	(8,355)		(8,411)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,886,520		8,583,158
Noncontrolling interests	288,383		275,289
Total equity	9,174,903		8,858,447
Total liabilities and equity	215,170,476		215,202,514
Consolidated VIEs [Member]
ASSETS
Cash and due from banks	3,180		2,229
Interest-earning deposits in other banks	14,288		56,275
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥10,573,642 and ¥10,394,212 at March 31, 2012 and September 30, 2012) (including ¥15,758,131 and ¥15,824,557 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	1,984,287		1,576,725
Investment securities:
Investment securities	536,483		530,079
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥2,491,281 and ¥2,219,295 at March 31, 2012 and September 30, 2012)	6,657,036		7,101,464
All other assets	257,074		300,208
Total assets	9,452,348		9,566,980
LIABILITIES AND EQUITY
Other short-term borrowings	20,444		47,147
Long-term debt (including ¥524,758 and ¥545,329 at March 31, 2012 and September 30, 2012 measured at fair value under fair value option)	1,270,332		1,389,971
All other liabilities	431,454		367,890
Total liabilities	¥ 1,722,230		¥ 1,805,008

[1]	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Call loans, funds sold, and receivables under resale agreements that are measured at fair value under fair value option		¥ 26,056
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	10,394,212	10,573,642
Trading account assets that are measured at fair value under fair value option	15,824,557	15,758,131
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,813,539	2,859,124
Securities being held to maturity pledged that secured parties are permitted to sell or repledge	468,768	741,560
Securities being held to maturity, fair value	2,392,435	2,430,689
Loans, net of unearned income, unamortized premiums and deferred loan fees, assets pledged that secured parties are permitted to sell or repledge	2,219,295	2,491,281
Other assets that are measured at fair value under fair value option	3,419
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	6,472	24,951
Long-term debt that are measured at fair value under fair value option	545,329	524,758
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,158,585,720	14,154,534,220
Common stock, stated value
Treasury stock, shares	10,390,406	10,471,043

Condensed Consolidated Statements Of Income (Unaudited) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Interest income:
Loans, including fees	¥ 793,828		¥ 801,477
Deposits in other banks	13,868		21,205
Investment securities	187,884		345,662
Trading account assets	185,943		139,986
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	32,422		49,840
Total	1,213,945		1,358,170
Interest expense:
Deposits	113,647		113,399
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	35,295		49,431
Due to trust account, other short-term borrowings, and trading account liabilities	28,124		30,417
Long-term debt	118,009		130,900
Total	295,075		324,147
Net interest income	918,870		1,034,023
Provision for credit losses	80,012		89,342
Net interest income after provision for credit losses	838,858		944,681
Non-interest income:
Fees and commissions income	540,963		548,822
Foreign exchange gains-net	76,616		67,836
Trading account profits-net	301,785		449,243
Investment securities gains (losses)-net	35,712	[1]	(19,226)	[1]
Equity in earnings (losses) of equity method investees-net	10,032		(515,403)
Other non-interest income	61,868		77,521
Total	1,026,976		608,793
Non-interest expense:
Salaries and employee benefits	460,925		443,726
Occupancy expenses-net	77,475		79,441
Fees and commission expenses	100,565		101,751
Outsourcing expenses, including data processing	98,725		94,868
Depreciation of premises and equipment	46,609		45,756
Amortization of intangible assets	103,007		105,321
Impairment of intangible assets	235		27,040
Insurance premiums, including deposit insurance	48,792		57,996
Communications	23,558		24,693
Taxes and public charges	33,399		31,694
Other non-interest expenses	188,940		147,172
Total	1,182,230		1,159,458
Income before income tax expense	683,604		394,016
Income tax expense	70,518		198,806
Net income before attribution of noncontrolling interests	613,086		195,210
Net income attributable to noncontrolling interests	17,074		4,246
Net income attributable to Mitsubishi UFJ Financial Group	596,012		190,964
Income allocated to preferred shareholders:
Cash dividends paid	8,970		8,970
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 587,042		¥ 181,994
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.5		¥ 12.87
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.44		¥ 12.82

[1]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value of ¥ 6,402 million and ¥ 5,615 million; Other comprehensive income-net of ¥ 856 million and ¥ 560 million; Total credit losses of ¥ 7,258 million and ¥ 6,175 million for the six months ended Septemeber 30, 2011 and 2012, respectively.

Condensed Consolidated Statements Of Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Decline in fair value	¥ 5,615	¥ 6,402
Other comprehensive income-net	560	856
Total credit losses	¥ 6,175	¥ 7,258

Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Gains (Losses) before income tax expense (benefit)	¥ (240,798)	¥ (72,844)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(32,367)	17,415
Net unrealized holding gains / losses on investment securities, Total, Gains (Losses) before income tax expense (benefit)	(273,165)	(55,429)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) before income tax expense (benefit)	3,082	(575)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	(377)	458
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) before income tax expense (benefit)	2,705	(117)
Pension liability adjustments, Gains (Losses) before income tax expense (benefit)	(26,524)	(33,939)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	22,941	14,870
Pension liability adjustments, Total, Gains (Losses) before income tax expense (benefit)	(3,583)	(19,069)
Foreign currency translation adjustments, Gains (Losses) before income tax expense (benefit)	(61,667)	(82,790)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) before income tax expense (benefit)	44,951	20,368
Foreign currency translation adjustments, Total, Gains (Losses) before income tax expense (benefit)	(16,716)	(62,422)
Other comprehensive income / loss, Gains (Losses) before income tax expense (benefit)	(290,759)	(137,037)
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Income tax (expense) benefit	91,449	30,253
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	10,500	(7,232)
Net unrealized holding gains / losses on investment securities, Total, Income tax (expense) benefit	101,949	23,021
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Income tax (expense) benefit	(1,184)	261
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	148	(180)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Income tax (expense) benefit	(1,036)	81
Pension liability adjustments, Income tax (expense) benefit	9,747	14,383
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(7,200)	(6,015)
Pension liability adjustments, Total, Income tax (expense) benefit	2,547	8,368
Foreign currency translation adjustments, Income tax (expense) benefit	8,589	9,442
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Income tax (expense) benefit	(17,548)	(7,014)
Foreign currency translation adjustments, Total, Income tax (expense) benefit	(8,959)	2,428
Other comprehensive income / loss, Income tax (expense) benefit	94,501	33,898
Net income before attribution of noncontrolling interests	613,086	195,210
Net unrealized holding gains / losses on investment securities (including unrealized gain / loss of ¥508 and ¥356, net of tax, related to debt securities with credit component realized in earnings in 2011 and 2012), Gains (Losses) net of income tax expense (benefit)	(149,349)	(42,591)
Reclassification adjustment for gains / losses on investment securities included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(21,867)	10,183
Net unrealized gains / losses on investment securities, Total, Gains (Losses) net of income tax expense (benefit)	(171,216)	(32,408)
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Gains (Losses) net of income tax expense (benefit)	1,898	(314)
Reclassification adjustment for gains / losses on derivatives qualifying for cash flow hedges included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	(229)	278
Net unrealized gains / losses on derivatives qualifying for cash flow hedges, Total, Gains (Losses) net of income tax expense (benefit)	1,669	(36)
Pension liability adjustments, Gains (Losses) net of income tax expense (benefit)	(16,777)	(19,556)
Reclassification adjustment for gains / losses on pension liability adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	15,741	8,855
Pension liability adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(1,036)	(10,701)
Foreign currency translation adjustments, Gains (Losses) net of income tax expense (benefit)	(53,078)	(73,348)
Reclassification adjustment for gains / losses on foreign currency translation adjustments included in net income / loss before attribution of noncontrolling interests, Gains (Losses) net of income tax expense (benefit)	27,403	13,354
Foreign currency translation adjustments, Total, Gains (Losses) net of income tax expense (benefit)	(25,675)	(59,994)
Other comprehensive income / loss, Gains (Losses) net of income tax expense (benefit)	(196,258)	(103,139)
Comprehensive income	416,828	92,071
Net income attributable to noncontrolling interests	17,074	4,246
Other comprehensive income attributable to noncontrolling interests	1,929	754
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 397,825	¥ 87,071

Condensed Consolidated Statements Of Comprehensive Income (Unaudited) (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net unrealized holding losses on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 356	¥ 508

Condensed Consolidated Statements Of Equity (Unaudited) (JPY ¥) In Millions, unless otherwise specified	Total	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Preferred Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Common Stock [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Capital Surplus [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Retained Earnings Appropriated For Legal Reserve [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Unappropriated Retained Earnings [Member] Preferred Stock, Class 5 [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Accumulated Other Comprehensive Loss, Net Of Taxes [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Treasury Stock, At Cost [Member] Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Balance at beginning of period at Mar. 31, 2011			¥ 327,213	¥ 442,100	¥ 1,644,132	¥ 6,395,705	¥ 239,571	¥ 254,103		¥ (628,661)	¥ (11,251)
Initial origination of noncontrolling interests			2,866
Stock-based compensation						(241)
Net income attributable to Mitsubishi UFJ Financial Group	190,964	190,964						190,964
Purchases of shares of treasury stock											(8)
Net change during the period	(103,139)									(103,893)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders			(5,012)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights					1,007	1,005
Cash dividends, Common stock								(84,764)
Sales of shares of treasury stock											532
Decrease in noncontrolling interests related to deconsolidation of subsidiaries			(57,379)
Cash dividends, Preferred stock	(8,970)								(8,970)
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											29
Losses on sales of shares of treasury stock								(108)
Net decrease resulting from deconsolidation of investment trust variable interest entities											2,110
Effect of adopting new guidance on embedded credit derivatives (Note 1)								135
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)		(12,000)	12,000			(12,000)
Net income attributable to noncontrolling interests	4,246		4,246
Dividends paid to noncontrolling interests			(13,433)
Other comprehensive income (loss), net of taxes:
Net unrealized holding gains on investment securities			150
Reclassification adjustment for losses (gains) included in net income attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities			(83)
Pension liability adjustments			(42)
Reclassification adjustment for losses included in net income attributable to noncontrolling interests in relation to pension liability adjustments			68
Foreign currency translation adjustments			661
Other-net			(533)			(349)
Balance at end of period at Sep. 30, 2011	8,591,870	8,321,148	270,722	442,100	1,645,139	6,384,120	239,571	351,360		(732,554)	(8,588)
Balance at beginning of period at Mar. 31, 2012	8,858,447		275,289	442,100	1,645,144	6,378,619	239,571	482,535		(596,400)	(8,411)
Initial origination of noncontrolling interests			7,447
Stock-based compensation						(577)
Net income attributable to Mitsubishi UFJ Financial Group	596,012	596,012						596,012
Purchases of shares of treasury stock											(6)
Net change during the period	(196,258)									(198,187)
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders			(3,111)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights					891	889
Cash dividends, Common stock								(84,897)
Sales of shares of treasury stock											35
Decrease in noncontrolling interests related to deconsolidation of subsidiaries			(3,015)
Cash dividends, Preferred stock	(8,970)								(8,970)
Net decrease resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies											27
Losses on sales of shares of treasury stock								(7)
Net income attributable to noncontrolling interests	17,074		17,074
Changes in a foreign affiliated company's interests in its subsidiary						(1,816)
Dividends paid to noncontrolling interests			(4,923)
Other comprehensive income (loss), net of taxes:
Net unrealized holding gains on investment securities			2,062
Reclassification adjustment for losses (gains) included in net income attributable to noncontrolling interests in relation to net unrealized holding gains on investment securities			19
Pension liability adjustments			(46)
Reclassification adjustment for losses included in net income attributable to noncontrolling interests in relation to pension liability adjustments			15
Foreign currency translation adjustments			(121)
Other-net			(2,307)			(32)
Balance at end of period at Sep. 30, 2012	¥ 9,174,903	¥ 8,886,520	¥ 288,383	¥ 442,100	¥ 1,646,035	¥ 6,377,083	¥ 239,571	¥ 984,673		¥ (794,587)	¥ (8,355)

Condensed Consolidated Statements Of Equity (Unaudited) (Parenthetical) (Unappropriated Retained Earnings [Member], Mitsubishi UFJ Financial Group Shareholders' Equity [Member], JPY ¥)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash dividends, Common stock, per share	¥ 6	¥ 6
Preferred Stock, Class 5 [Member]
Cash dividends, Preferred stock, per share	¥ 57.5	¥ 57.5

Condensed Consolidated Statement Of Cash Flows (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 613,086		¥ 195,210
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	149,616		151,077
Impairment of intangible assets	235		27,040
Provision for credit losses	80,012		89,342
Investment securities losses (gains)-net	(35,712)	[1]	19,226	[1]
Foreign exchange losses-net	189,968		88,102
Equity in losses (earnings) of equity method investees-net	(10,032)		515,403
Provision for deferred income tax expense	32,863		81,281
Gain on conversion rate adjustment of convertible preferred stock (Note 2)			(139,320)
Increase in trading account assets, excluding foreign exchange contracts	(2,236,163)		(3,171,134)
Increase in trading account liabilities, excluding foreign exchange contracts	1,110,399		2,586,849
Increase in accrued interest receivable and other receivables	(39,291)		(53,113)
Increase (decrease) in accrued interest payable and other payables	(45,980)		3,291
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	(116,704)		75,182
Net decrease in collateral for derivative transactions	237,277		102,360
Other-net	59,604		(11,866)
Net cash provided by (used in) operating activities	(10,822)		558,930
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available for sale (including proceeds from securities under fair value option)	98,417,322		98,177,983
Purchases of investment securities available for sale (including purchases of securities under fair value option)	(97,482,509)		(101,615,782)
Proceeds from maturities of investment securities being held to maturity	225,667		453,095
Purchases of investment securities being held to maturity	(308,792)		(178,151)
Proceeds from sales of other investment securities	17,649		10,891
Purchases of other investment securities	(4,511)		(3,653)
Net increase in loans	(663,625)		(1,042,801)
Net decrease (increase) in interest-earning deposits in other banks	(908,340)		170,545
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(389,643)		(1,885,570)
Capital expenditures for premises and equipment	(62,436)		(62,127)
Purchases of intangible assets	(74,648)		(74,618)
Proceeds from sales of consolidated VIEs and subsidiaries-net	9,189		(392)
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	204,956		161,435
Other-net	36,361		65,700
Net cash used in investing activities	(983,360)		(5,823,445)
Cash flows from financing activities:
Net increase (decrease) in deposits	689,098		(1,588,029)
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	831,722		5,392,469
Net increase (decrease) in due to trust account	34,302		(12,878)
Net increase in other short-term borrowings	183,130		1,779,657
Proceeds from issuance of long-term debt	1,103,481		1,131,115
Repayments of long-term debt	(1,952,543)		(1,489,107)
Proceeds from sales of treasury stock	19		68
Dividends paid	(93,821)		(93,635)
Other-net	(22,201)		(24,318)
Net cash provided by financing activities	773,187		5,095,342
Effect of exchange rate changes on cash and cash equivalents	(4,703)		(7,714)
Net decrease in cash and cash equivalents	(225,698)		(176,887)
Cash and cash equivalents at beginning of period	3,230,409		3,230,804
Cash and cash equivalents at end of period	3,004,711		3,053,917
Cash paid during the period for:
Interest	313,767		354,805
Income taxes, net of refunds	154,359		42,343
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	3,844		8,035
Conversion of Morgan Stanley's convertible preferred stock (Note 2)			¥ 808,266

[1]	The following credit losses are included in Investment securities gains (losses)-net: Decline in fair value of ¥ 6,402 million and ¥ 5,615 million; Other comprehensive income-net of ¥ 856 million and ¥ 560 million; Total credit losses of ¥ 7,258 million and ¥ 6,175 million for the six months ended Septemeber 30, 2011 and 2012, respectively.

Basis Of Semiannual Condensed Consolidated Financial Statements	6 Months Ended
Sep. 30, 2012
Basis Of Semiannual Condensed Consolidated Financial Statements

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). See Note 18 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 15 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities (“VIE”s) (together, the “MUFG Group”) and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2012. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain reclassifications and format changes have been made to the unaudited condensed consolidated financial statements for the six months ended September 30, 2011 to conform to the presentation for the six months ended September 30, 2012.

These reclassifications and format changes include the presentation of “Net decrease in collateral for derivative transactions” as a separate line item which had previously been presented as “Other—net” in cash flows from operating activities in the condensed consolidated statements of cash flows for the six months ended September 30, 2011.

These reclassifications and format changes did not result in a change to previously reported financial position and results of operations.

Change in Accounting Estimates

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds’ credit rating, the downward trend of customer assets under management, which had previously been on an upward trend, was not expected to recover in the near future and therefore was no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 5 for the details of these intangible assets.

Accounting Changes

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations (“CDOs”) and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructurings (“TDR”s) and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group’s disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of the disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations. Subsequently, the FASB issued the guidance for accounting for TDRs and finalized the project in April 2011 as described in the following paragraph.

Amendment to Accounting for A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor’s evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor’s evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower’s effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no material impact on its financial position and results of operations. See Note 4 for further details of the disclosures required by this guidance.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group adopted this guidance on April 1, 2012, which had no impact on its financial position and results of operations. See Note 16 for further details of the disclosures required by this guidance.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires that all changes in comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, in December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance. These guidances are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012. This guidance only affected the presentation of the MUFG Group’s condensed consolidated financial statements and had no impact on its financial position and result of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group’s disclosures about offsetting assets and liabilities, and will not affect the MUFG Group’s financial position and results of operations.

Amendments to Testing Indefinite-Lived Intangible Assets for Impairment—In July 2012, the FASB issued new guidance which simplifies the impairment testing for indefinite-lived intangible assets other than goodwill. The guidance allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This guidance is effective for impairment tests performed in interim and annual periods for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Investment In Morgan Stanley	6 Months Ended
Sep. 30, 2012
Investment In Morgan Stanley

2.    INVESTMENT IN MORGAN STANLEY

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley’s preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock (“Series B Preferred Stock”) and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley’s common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley’s common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Interest income on investment securities in the condensed consolidated statement of income for the six months ended September 30, 2011.

Prior to the conversion, the MUFG Group held approximately 3.0% of Morgan Stanley’s common stock and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group held approximately 22.4% of Morgan Stanley’s common stock, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group adopted the equity method of accounting for its investment in Morgan Stanley from June 30, 2011. The MUFG Group’s investments, results of operations and retained earnings were adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group’s retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley’s common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley’s common stock as an investment in an equity method investee included in Other assets.

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group’s investment in common stock exceeded the underlying equity in net assets of Morgan Stanley and the excess was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley’s common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group’s carrying amount on a per share basis. The MUFG Group evaluated this stock price decline to determine whether the investment in Morgan Stanley was other than temporarily impaired. The MUFG Group determined that the decline in the stock price was other than temporary in light of the increasingly stringent regulatory environment and the existing adverse economic events in Europe. More specifically, new and pending regulations, such as the US Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and the global regulatory framework often referred to as “Basel III,” were expected to impose significant constraints on the business activities of financial institutions, including the prohibition on certain transactions, the enhancement of risk management frameworks, and the increase in capital adequacy requirements. Rules designed to further regulate the business operations of financial institutions were being adopted, or were at the time scheduled soon to be adopted, by government agencies, including the rules relating to resolution plans and rules generally referred to as the Volcker Rule under the Dodd-Frank Act. Furthermore, the impact of the prolonged European economic crisis had resulted in negative long-term prospects for the global financial market. The events in Europe had an immediate effect on financial institutions holding sovereign securities and were also expected to have long-term consequences for financial institutions with operations in Europe. Given these uncertain economic environment and increasing regulatory challenges, and the significant excess of the carrying amount per share over the quoted market price of Morgan Stanley’s common stock, the MUFG Group recorded an other-than-temporary impairment loss of ¥579,468 million at September 30, 2011. The MUFG Group’s investment in Morgan Stanley’s common stock was adjusted to the quoted market price of Morgan Stanley’s common stock as of September 30, 2011, and the impairment loss was reflected in Equity in earnings (losses) of equity method investees-net in the condensed consolidated statement of income for the six months ended September 30, 2011.

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. See Note 18 for more information.

Investment Securities	6 Months Ended
Sep. 30, 2012
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2012 and September 30, 2012 were as follows:

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:	(1)	UnionBanCal Corporation (“UNBC”) reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At September 30, 2012:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,267,560	¥207,283		¥8,247		¥48,466,596
Japanese prefectural and municipal bonds	190,720	8,511		—		199,231
Foreign governments and official institutions bonds	988,962	20,458		4,203		1,005,217
Corporate bonds	2,190,375	59,940		1,588		2,248,727
Residential mortgage-backed securities	968,279	17,314		3,133		982,460
Commercial mortgage-backed securities	132,813	4,471		477		136,807
Asset-backed securities	483,000	521		7		483,514
Other debt securities(1)	65,711	4,640		5,402		64,949
Marketable equity securities	2,256,385	809,900		19,698		3,046,587

Total	¥55,543,805	¥1,133,038		¥42,755		¥56,634,088

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥559,864	¥2,843		¥—		¥562,707
Foreign governments and official institutions bonds	406,912	2,476		52		409,336
Corporate bonds	19,460	206		—		19,666
Residential mortgage-backed securities	85,691	256	(2)	61		85,886
Asset-backed securities	1,267,961	47,133		254	(3)	1,314,840

Total	¥2,339,888	¥52,914		¥367		¥2,392,435

Notes:	(1)	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.
	(2)	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.

Investment securities other than Securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥876,333 million and ¥870,192 million, at March 31, 2012 and September 30, 2012, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥33,432 million and ¥31,507 million at March 31, 2012 and September 30, 2012, respectively. See Note 16 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥302,318 million and ¥321,735 million at March 31, 2012 and September 30, 2012, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine if the investment is impaired in each reporting period. These cost-method investments are primarily comprised of nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future. See Note 16 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other than temporary.

With respect to cost-method investments of ¥574,015 million and ¥548,457 million at March 31, 2012 and September 30, 2012, respectively, the MUFG Group performed a test to determine whether any impairment indicator exists with respect to each cost-method investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to conduct the other-than-temporary impairment evaluation. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit ratings, which are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥570,122 million and ¥545,846 million at March 31, 2012 and September 30, 2012, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on its other-than-temporary impairment evaluation, the impairment losses on cost-method investments the MUFG Group recognized were ¥5,202 million and ¥1,733 million for the six months ended September 30, 2011 and 2012. Each impairment loss was recognized based on the specific circumstances for each individual company. No impairment was individually material.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at September 30, 2012 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥700,755	¥703,227	¥15,438,407
Due from one year to five years	333,791	343,219	29,024,912
Due from five years to ten years	970,524	1,006,904	5,222,749
Due after ten years	334,818	339,085	3,901,433

Total	¥2,339,888	¥2,392,435	¥53,587,501

For the six months ended September 30, 2011 and 2012, gross realized gains on sales of investment securities available for sale were ¥156,495 million and ¥156,212 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥26,112 million and ¥11,730 million, respectively.

For the six months ended September 30, 2011 and 2012, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥161,937 million and ¥120,660 million, respectively, which were included in Investment securities gains (losses)—net in the condensed consolidated statements of income. The losses of ¥161,937 million for the six months ended September 30, 2011 included losses of ¥7,258 million from debt securities available for sale mainly classified as corporate bonds, and ¥149,477 million from marketable equity securities. The losses of ¥120,660 million for the six months ended September 30, 2012 included losses of ¥6,175 million from debt securities available for sale mainly classified as corporate bonds, and ¥112,752 million from marketable equity securities.

During the six months ended September 30, 2012, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held to maturity to Securities available for sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the six months ended September 30, 2012.

The MUFG Group transferred Securities available for sale of ¥12,356 million to Securities being held to maturity during the six months ended September 30, 2012. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2012 and September 30, 2012 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At September 30, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,578,648	¥4,589	¥583,299	¥3,658	¥13,161,947	¥8,247	47
Foreign governments and official institutions bonds	125,676	4,069	2,766	134	128,442	4,203	109
Corporate bonds	165,124	676	136,870	912	301,994	1,588	1,746
Residential mortgage-backed securities	27,249	112	35,574	3,021	62,823	3,133	83
Commercial mortgage-backed securities	9,765	50	13,931	427	23,696	477	21
Asset-backed securities	3,903	7	—	—	3,903	7	6
Other debt securities	35,858	5,402	—	—	35,858	5,402	42
Marketable equity securities	258,529	19,316	1,538	382	260,067	19,698	175

Total	¥13,204,752	¥34,221	¥773,978	¥8,534	¥13,978,730	¥42,755	2,229

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥11,616	¥52	¥—	¥—	¥11,616	¥52	2
Residential mortgage-backed securities	35,623	61	—	—	35,623	61	30
Asset-backed securities	17,041	1	169,206	253	186,247	254	8

Total	¥64,280	¥114	¥169,206	¥253	¥233,486	¥367	40

The following describes the nature of the MUFG Group’s investments and the conclusions reached on the temporary or other-than-temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments bonds and official institutions bonds

As of September 30, 2012, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying condensed consolidated statements of income.

Residential and commercial mortgage-backed securities

As of September 30, 2012, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises (“GSE”) of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSEs are expected to be primarily driven by investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying condensed consolidated statements of income.

Asset-backed securities

As of September 30, 2012, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Any security with credit rating deterioration is also subject to cash flow analysis to determine whether or not an other-than-temporary impairment exists. The MUFG Group monitored performance of securities and performed expected cash flow analysis, which indicated no observable credit quality deterioration on such securities at September 30, 2012. As a result, no other-than-temporary impairment was recorded in the accompanying condensed consolidated statements of income.

Corporate bonds

As of September 30, 2012, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period	¥35,458	¥30,066

Additions:
Initial credit impairments	4,502	4,152
Subsequent credit impairments	2,756	2,023

Reductions:
Securities sold or matured	(9,770)	(6,120)

Balance at end of period	¥32,946	¥30,121

The cumulative decline in fair value of the credit impaired debt securities held at September 30, 2011 and 2012 was ¥20,298 million and ¥18,413 million, respectively. Of which, the credit loss component recognized in earnings was ¥32,946 million and ¥30,121 million, and the remaining amount related to all other factors recognized in accumulated other comprehensive loss before taxes was ¥12,648 million and ¥11,708 million at September 30, 2011 and 2012, respectively.

Other debt securities

As of September 30, 2012, other debt securities primarily consist of private placement tax-exempt debt conduit bonds, which are largely not rated. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis, no other-than-temporary impairment was recorded in the accompanying condensed consolidated statement of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic factors and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2012, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.

Loans And Allowance For Credit Losses	6 Months Ended
Sep. 30, 2012
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2012 and September 30, 2012 by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2012	September 30, 2012
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,336,593
Construction	1,155,926	1,078,134
Real estate	11,035,029	10,840,929
Services	3,239,688	3,141,775
Wholesale and retail	8,492,234	8,149,769
Banks and other financial institutions(1)	3,511,055	3,620,449
Communication and information services	1,284,585	1,344,696
Other industries	10,390,191	10,883,095
Consumer	17,636,553	17,336,551

Total domestic	68,196,981	67,731,991

Foreign:
Governments and official institutions	554,933	544,170
Banks and other financial institutions(1)	4,722,587	4,668,833
Commercial and industrial	15,675,995	15,559,269
Other	3,238,830	3,446,201

Total foreign	24,192,345	24,218,473

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(99,586)

Total(2)	¥92,298,243	¥91,850,878

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.

The following is a summary of nonaccrual loans, restructured loans and accruing loans contractually past due 90 days or more at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in millions)
Nonaccrual loans	¥1,189,835	¥1,265,885
Restructured loans	923,129	972,762
Accruing loans contractually past due 90 days or more	65,577	45,404

Total	¥2,178,541	¥2,284,051

The MUFG Group classifies its loan portfolio into the following portfolio segments—Commercial, Residential, Card and UNBC based on the grouping used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further classifies the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information.

Nonaccrual Loans

Originated loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information.

The nonaccrual status of loans by class at March 31, 2012 and September 30, 2012 is shown below:

	March 31, 2012	September 30, 2012
	(in millions)
Commercial
Domestic	¥808,757	¥886,386
Manufacturing	199,608	224,727
Construction	39,959	39,974
Real estate	104,690	139,333
Services	84,753	85,636
Wholesale and retail	237,380	254,457
Banks and other financial institutions	7,802	7,239
Communication and information services	33,233	32,613
Other industries	47,931	47,337
Consumer	53,401	55,070
Foreign-excluding UNBC	69,361	75,637
Residential	122,270	134,686
Card	113,450	100,475
UNBC	49,651	43,873

Total(1)	¥1,163,489	¥1,241,057

Note:	(1)

The above table does not include loans held for sale of nil and ¥1,000 million at March 31, 2012 and September 30, 2012, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥23,828 million, at March 31, 2012 and September 30, 2012, respectively.

Impaired Loans

The MUFG Group’s impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2012 and September 30, 2012:

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

Note:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

	Recorded Loan Balance
At September 30, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,162,283	¥289,189	¥1,451,472	¥1,512,998	¥664,755
Manufacturing	392,967	53,348	446,315	464,349	215,269
Construction	41,426	14,275	55,701	58,686	27,361
Real estate	121,028	73,781	194,809	205,264	51,344
Services	135,206	37,694	172,900	177,533	70,620
Wholesale and retail	323,432	63,741	387,173	396,386	214,843
Banks and other financial institutions	9,328	200	9,528	11,635	2,045
Communication and information services	37,202	13,691	50,893	53,593	23,131
Other industries	48,912	9,442	58,354	60,002	37,694
Consumer	52,782	23,017	75,799	85,550	22,448
Foreign-excluding UNBC	158,737	44	158,781	158,819	93,700
Loans acquired with deteriorated credit quality	33,564	76	33,640	51,144	10,817
Residential	303,492	15,799	319,291	371,999	119,598
Card	134,216	1,488	135,704	151,946	42,853
UNBC	28,693	16,446	45,139	50,500	3,424

Total(2)	¥1,820,985	¥323,042	¥2,144,027	¥2,297,406	¥935,147

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,000 million.

The following table shows information about average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011		2012
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,241,661	¥10,997	¥1,392,456	¥11,755
Manufacturing	318,863	3,202	404,754	3,424
Construction	66,902	745	55,772	571
Real estate	178,685	1,161	180,968	1,381
Services	175,769	1,709	174,756	1,663
Wholesale and retail	305,315	2,805	377,918	3,059
Banks and other financial institutions	9,884	29	9,601	61
Communication and information services	57,276	612	51,252	526
Other industries	54,865	476	60,728	438
Consumer	74,102	258	76,707	632
Foreign-excluding UNBC	132,471	395	155,974	1,421
Loans acquired with deteriorated credit quality	36,672	1,967	33,963	1,827
Residential	314,440	3,662	323,282	3,268
Card	152,234	3,474	141,247	3,423
UNBC	46,823	391	44,611	642

Total	¥1,924,301	¥20,886	¥2,091,533	¥22,336

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management’s assessment.

Troubled Debt Restructurings

The following table summarizes the MUFG Group’s TDRs by class during the six months ended September 30, 2012:

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Six months ended September 30, 2012:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	1,776	¥237,366	¥237,366	108	¥8,382
Manufacturing	483	141,964	141,964	14	4,981
Construction	69	4,908	4,908	12	581
Real estate	106	12,766	12,766	1	39
Services	166	15,555	15,555	10	168
Wholesale and retail	709	50,087	50,087	57	1,985
Banks and other financial institutions	4	883	883	—	—
Communication and information services	66	4,450	4,450	5	190
Other industries	38	2,620	2,620	4	310
Consumer	135	4,133	4,133	5	128
Foreign-excluding UNBC	11	9,961	9,494	—	—
Loans acquired with deteriorated credit quality	1	524	524	—	—
Residential	1,434	31,289	31,289	4	89
Card	23,421	14,643	14,444	3,321	2,011
UNBC	468	11,881	11,403	8	319

Total	27,111	¥305,664	¥304,520	3,441	¥10,801

A modification of terms of a loan under a TDR mainly involves: (i) a reduction in the stated interest rate applicable to the loan, (ii) an extension of the stated maturity date of the loan, (iii) a partial forgiveness of the principal of the loan, or (iv) a combination of all of these. Those loans are also considered impaired loans, and hence the allowance for credit losses is separately established for each loan. As a result, the amount of allowance for credit losses increases in many cases upon classification as a TDR loan. The amount of pre-modification outstanding recorded investment and post-modification outstanding recorded investment may differ due to write-offs made as part of the concession for the modification, and the impact of write-offs associated with TDRs on the MUFG Group’s results of operations for the six months ended September 30, 2012 was not material.

TDRs for the Commercial and Residential segments in the above table include accruing loans with concessions granted, and do not include nonaccrual loans with concessions granted. Once a loan is classified as a nonaccrual loan, a modification would have little likelihood of resulting in the recovery of the loan in view of the severity of the financial difficulty of the borrower. Therefore even if a nonaccrual loan is modified, the loan continues to be classified as a nonaccrual loan after the modification. Nonaccrual loans that were modified during the six months ended September 30, 2012 amounted to approximately ¥361 billion.

TDRs that subsequently defaulted in the Commercial and Residential segments of the above table includes those accruing loans that became past due one month or more within the Commercial segment and six months or more within the Residential segment, and those accruing loans reclassified to nonaccrual loans due to financial difficulties even without delinquencies. This is because classification as nonaccrual loan is regarded as default under the MUFG Group’s credit policy. Also, the MUFG Group defines the default as payment default for the purpose of the disclosure.

As for the Card and UNBC segments, the TDRs in the above table represent modified nonaccrual and accruing loans, and the defaulted loans in the above table represent nonaccruing and accruing loans that became past due one month or more within the Card segment and 60 days or more within the UNBC segment.

Historical payment defaults are one of the factors considered when projecting future cash flows in determining the allowance for credit losses for each segment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥160,209 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

At September 30, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,324,781	¥4,309,283	¥886,541	¥51,520,605
Manufacturing	9,794,373	1,274,557	224,726	11,293,656
Construction	839,445	197,382	39,912	1,076,739
Real estate	9,234,931	921,251	139,400	10,295,582
Services	2,656,194	383,635	85,636	3,125,465
Wholesale and retail	7,101,539	757,160	254,457	8,113,156
Banks and other financial institutions	3,218,531	394,572	7,239	3,620,342
Communication and information services	1,203,626	107,851	32,613	1,344,090
Other industries	10,672,147	158,728	47,479	10,878,354
Consumer	1,603,995	114,147	55,079	1,773,221
Foreign-excluding UNBC	18,599,015	1,142,494	74,860	19,816,369
Loans acquired with deteriorated credit quality	34,004	57,243	19,708	110,955

Total	¥64,957,800	¥5,509,020	¥981,109	¥71,447,929

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,228,916	¥137,448	¥15,366,364
Card	¥604,748	¥101,835	¥706,583

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,901,933	¥26,727	¥2,209,815	¥114,444	¥4,252,919

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥96,428 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group’s internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower’s expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower’s business profile, management and compliance system. In evaluating a borrower’s debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower’s net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment, and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

For the Commercial, Residential and Card segments, credit quality indicators at March 31, 2012 and September 30, 2012 are based on March 31, 2012 and September 30, 2012 information, respectively. For the UNBC segment, credit quality indicators at March 31, 2012 and September 30, 2012 are basically based on December 31, 2011 and June 30, 2012 information, respectively.

Past Due Analysis

Ages of past due loans by class at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

At September 30, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥60,202	¥69,702	¥129,904	¥51,390,701	¥51,520,605	¥7,597
Manufacturing	8,411	12,139	20,550	11,273,106	11,293,656	85
Construction	1,285	1,439	2,724	1,074,015	1,076,739	23
Real estate	8,745	13,699	22,444	10,273,138	10,295,582	2,153
Services	4,023	4,478	8,501	3,116,964	3,125,465	113
Wholesale and retail	23,858	7,426	31,284	8,081,872	8,113,156	83
Banks and other financial institutions	3	182	185	3,620,157	3,620,342	—
Communication and information services	5,038	5,264	10,302	1,333,788	1,344,090	61
Other industries	2,516	14,745	17,261	10,861,093	10,878,354	4
Consumer	6,323	10,330	16,653	1,756,568	1,773,221	5,075
Foreign-excluding UNBC	7,538	13,059	20,597	19,795,772	19,816,369	206
Residential	92,596	58,932	151,528	15,195,970	15,347,498	36,633
Card	26,731	39,585	66,316	626,611	692,927	—
UNBC	23,238	21,969	45,207	4,248,782	4,293,989	66

Total	¥210,305	¥203,247	¥413,552	¥91,257,836	¥91,671,388	¥44,502

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,172 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Allowance for Credit Losses

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and 2012 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	65,294	12,322	23,926	16,056	117,598
Recoveries	19,061	113	889	2,616	22,679

Net charge-offs	46,233	12,209	23,037	13,440	94,919
Others(1)	(5,909)	—	—	(813)	(6,722)

Balance at end of period	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Note:	(1)	Others principally include gains from foreign exchange translation.

Six months ended September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	70,963	(1,983)	7,307	3,725	80,012
Charge-offs	40,131	9,921	17,722	8,569	76,343
Recoveries	12,193	224	1,387	1,905	15,709

Net charge-offs	27,938	9,697	16,335	6,664	60,634
Others(1)	(3,809)	—	—	556	(3,253)

Balance at end of period	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Note:	(1)	Others principally include gains or losses from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2012 and September 30, 2012 are shown below:

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

At September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥758,455	¥118,366	¥42,853	¥3,424	¥923,098
Collectively evaluated for impairment	227,458	38,968	16,775	54,335	337,536
Loans acquired with deteriorated credit quality	37,611	2,823	247	317	40,998

Total	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Loans:
Individually evaluated for impairment	¥1,610,253	¥314,434	¥134,833	¥45,139	¥2,104,659
Collectively evaluated for impairment	69,726,721	15,033,064	558,094	4,252,022	89,569,901
Loans acquired with deteriorated credit quality	110,955	18,866	13,656	52,186	195,663

Total(1)	¥71,447,929	¥15,366,364	¥706,583	¥4,349,347	¥91,870,223

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Government-led Loan Restructuring Program

In September 2011, the deposits of ¥161,435 million with the New Fund of the Government-led Loan Restructuring Program were fully collected according to their terms. In June 2012, the entire deposits balance of ¥204,956 million with the Special Fund of the Government-led Loan Restructuring Program, which were included in Other assets at March 31, 2012, were fully collected in accordance with the December 2011 Policy Board Meeting of the Deposit Insurance Corporation. See Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information about Government-led Loan Restructuring Program.

Goodwill And Other Intangible Assets	6 Months Ended
Sep. 30, 2012
Goodwill And Other Intangible Assets

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the movement in the carrying amount of goodwill during the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period
Goodwill	¥2,103,948	¥2,094,839
Accumulated impairment losses	(1,740,556)	(1,740,556)

	363,392	354,283

Foreign currency translation adjustments and other	(2,620)	3,834

Balance at end of period
Goodwill	2,101,328	2,098,673
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥360,772	¥358,117

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in millions)
Intangible assets subject to amortization:
Software	¥526,184	¥521,590
Core deposit intangibles	211,618	193,920
Customer relationships	105,949	100,358
Trade names	38,988	38,102
Other	1,458	1,450

Total	884,197	855,420
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,249	9,405

Total	12,286	12,442

Total	¥896,483	¥867,862

The impairment losses on intangible assets for the six months ended September 30, 2011 and 2012 were ¥27,040 million and ¥235 million, respectively, which are included in Impairment of intangible assets in the condensed consolidated statements of income. The impairment loss for the six months ended September 30, 2011 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group revaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 “Change in Accounting Estimates” section for the details.

Pledged Assets	6 Months Ended
Sep. 30, 2012
Pledged Assets

6.    PLEDGED ASSETS

At September 30, 2012, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2012
(in millions)
Trading account securities	¥10,704,141
Investment securities	6,288,317
Loans	6,843,266
Other	64,728

Total	¥23,900,452

The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2012
(in millions)
Deposits	¥252,426
Call money and funds purchased	535,193
Payables under repurchase agreements and securities lending transactions	13,039,865
Other short-term borrowings and long-term debt	10,011,755
Other	61,213

Total	¥23,900,452

In addition, at September 30, 2012, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans and other assets aggregating ¥18,254,235 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and the Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

At March 31, 2012 and September 30, 2012, the cash collateral paid for derivative transactions, which is included in Other assets, was ¥1,334,968 million and ¥1,106,095 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥272,806 million and ¥292,570 million, respectively.

Severance Indemnities And Pension Plans	6 Months Ended
Sep. 30, 2012
Severance Indemnities And Pension Plans

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic costs of pension benefits, severance indemnities plans (“SIPs”) and other benefits for the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,002	¥19,361	¥3,036	¥536	¥3,957	¥545
Interest costs on projected benefit obligation	16,073	13,550	5,458	618	5,359	559
Expected return on plan assets	(28,002)	(24,328)	(7,315)	(566)	(7,054)	(514)
Amortization of net actuarial loss	14,018	22,584	1,922	250	3,621	329
Amortization of prior service cost	(5,270)	(6,155)	15	(29)	14	(28)
Amortization of net obligation at transition	—	—	—	54	—	52
Loss on settlement and curtailment	3,151	2,472	—	—	85	14

Net periodic benefit cost	¥19,972	¥27,484	¥3,116	¥863	¥5,982	¥957

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2012 and expects to contribute for the remainder of the fiscal year ending March 31, 2013 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2012	¥20.6	¥13.5	¥0.6
For the remainder of the fiscal year ending March 31, 2013	¥19.9	¥1.0	¥0.6

Preferred Stock	6 Months Ended
Sep. 30, 2012
Preferred Stock

8.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount of liquidation preference at March 31, 2012 and September 30, 2012 were as follows:

	March 31, 2012			September 30, 2012
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Preferred stock included in Capital stock on the condensed consolidated balance sheets at March 31, 2012 and September 30, 2012 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred stock.

See Note 15 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information about preferred stock.

Noncontrolling Interests	6 Months Ended
Sep. 30, 2012
Noncontrolling Interests

9.    NONCONTROLLING INTERESTS

Changes in MUFG’s Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG’s shareholders’ equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2011 and 2012:

	Six months ended September 30,
	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)	—
Other	(165)	(307)

Net transfers to the noncontrolling interest shareholders	(12,165)	(307)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥178,799	¥595,705

Earnings Per Common Share Applicable To Common Shareholders Of MUFG	6 Months Ended
Sep. 30, 2012
Earnings Per Common Share Applicable To Common Shareholders Of MUFG

10.     EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the six months ended September 30, 2011 and 2012 are as follows:

	Six months ended September 30,
	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	181,994	587,042

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(576)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥181,418	¥587,042

	Six months ended September 30,
	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,138,985	14,146,513
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	14,258	18,499

Weighted average common shares for diluted EPS computation	14,153,244	14,165,013

	Six months ended September 30,
	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.87	¥41.50

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.82	¥41.44

For the six months ended September 30, 2011 and 2012, stock options and restricted stock units issued by Morgan Stanley, and for the six months ended September 30, 2012, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share as they were antidilutive.

In computing the number of the potentially dilutive common shares for the six months ended September 30, 2011 and 2012, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at September 30, 2011 and 2012.

Derivative Financial Instruments	6 Months Ended
Sep. 30, 2012
Derivative Financial Instruments

11.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivative financial instruments, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty’s nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty’s failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group’s trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG Group’s risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit (“CDs”) and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the changes in cash flows attributable to changes in the designated benchmark rate (i.e., US dollar LIBOR). In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging instruments currently being utilized include purchased caps and interest rate swaps. At June 30, 2012, the weighted average remaining life of the currently active cash flow hedges was approximately 2.0 years.

UNBC used purchased interest rate caps with a notional amount of ¥79.3 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap’s strike rate.

UNBC used interest rate swaps with a notional amount of ¥515.5 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed loans. Payments received (or paid) under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index.

UNBC used purchased interest rate caps with a notional amount of ¥237.9 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs. Net payments to be received under the cap contract offset increases in interest expense if the relevant LIBOR index rises above the cap’s strike rate.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income (loss) (“OCI”) and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in non-interest income in the period in which they arise. At June 30, 2012, UNBC expects to reclassify approximately ¥1.2 billion of income from accumulated other comprehensive income to net interest income during the twelve months ending June 30, 2013. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to June 30, 2012.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2012 and September 30, 2012:

	Notional amounts(1)
	March 31, 2012	September 30, 2012
	(in trillions)
Interest rate contracts	¥933.5	¥891.9
Foreign exchange contracts	128.0	129.8
Equity contracts	2.4	2.3
Commodity contracts	1.8	1.9
Credit derivatives	6.5	6.9
Others	1.2	1.6

Total	¥1,073.4	¥1,034.4

Note:	(1)	Includes both written and purchased position.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2012 and September 30, 2012:

	Fair value of derivative instruments
	March 31, 2012(1)(5)			September 30, 2012(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥10,368	¥2	¥10,370
Foreign exchange contracts	2,259	—	2,259	1,978	—	1,978
Equity contracts	58	—	58	50	—	50
Commodity contracts	122	—	122	93	—	93
Credit derivatives	55	—	55	100	—	100

Total derivative assets	¥11,558	¥—	¥11,558	¥12,589	¥2	¥12,591

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥10,383	¥—	¥10,383
Foreign exchange contracts	2,458	—	2,458	1,780	—	1,780
Equity contracts	124	—	124	82	—	82
Commodity contracts	99	—	99	76	—	76
Credit derivatives	50	—	50	104	—	104
Others(6)	(83)	—	(83)	(86)	—	(86)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥12,339	¥—	¥12,339

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and on Accumulated OCI

The following tables reflect more detailed information regarding the derivative-related impact on the condensed consolidated statements of income by accounting designation for the six months ended September 30, 2011 and 2012:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥—	¥90	¥90
Foreign exchange contracts	46	—	46
Equity contracts	—	46	46
Commodity contracts	—	13	13
Credit derivatives	—	8	8
Others	—	(12)	(12)

Total	¥46	¥145	¥191

Six months ended September 30, 2012:
Interest rate contracts	¥—	¥30	¥30
Foreign exchange contracts	99	—	99
Equity contracts	—	67	67
Commodity contracts	—	4	4
Credit derivatives	—	(10)	(10)
Others	—	3	3

Total	¥99	¥94	¥193

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated OCI (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥(1)	Interest income	¥—		¥—

Total	¥(1)		¥—		¥—

Six months ended September 30, 2012:
Interest rate contracts	¥3	Interest income	¥—		¥—

Total	¥3		¥—		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the condensed consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group’s counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these credit derivatives represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2012 and September 30, 2012:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥693,523	¥1,579,857	¥156,918	¥2,430,298	¥38,576
Non-investment grade	133,174	128,486	11,428	273,088	19,146
Not rated	9,174	5,456	—	14,630	(35)

Total	835,871	1,713,799	168,346	2,718,016	57,687

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,901	62,918	171,316	252,135	4,043
Non-investment grade	29,671	940	—	30,611	(10)
Not rated	7,062	—	—	7,062	(23)

Total	54,634	63,858	171,316	289,808	4,010
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	25,599	432,427	19,000	477,026	4,634
Non-investment grade	2,163	12,053	—	14,216	51
Not rated	—	13,496	—	13,496	823

Total	27,762	457,976	19,000	504,738	5,508

Total index and basket credit default swaps sold	82,396	521,834	190,316	794,546	9,518

Total credit default swaps sold	¥918,267	¥2,235,633	¥358,662	¥3,512,562	¥67,205

Credit-linked notes(3)	¥22,500	¥1,242	¥4,021	¥27,763	¥(26,308)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. As the seller of protection, the MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody’s and Standard & Poor’s (“S&P”) credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group, as the seller of protection, will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity’s internal ratings, which generally correspond to ratings defined by primarily Moody’s and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

Credit-linked notes (“CLNs”)—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥2 billion and ¥2,535 billion, respectively, at March 31, 2012, and approximately ¥55 billion and ¥2,796 billion, respectively, at September 30, 2012.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2012 and September 30, 2012 was approximately ¥3.6 trillion and ¥3.4 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥612 billion and ¥400 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥125 billion and ¥99 billion, respectively, as of March 31, 2012 and ¥116 billion and ¥92 billion, respectively, as of September 30, 2012.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments	6 Months Ended
Sep. 30, 2012
Obligations Under Guarantees And Other Off-Balance Sheet Instruments

12.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2012. The table below presents the contractual or notional amounts of such guarantees at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,457
Performance guarantees	2,089	1,936
Derivative instruments(1)(2)	155,720	131,725
Liabilities of trust accounts	5,250	5,528
Other	96	25

Total	¥166,657	¥142,671

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default with its loan portfolio. The MUFG Group’s credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the “Not rated” category in the following table.

Presented in the table below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2012 and September 30, 2012. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

At March 31, 2012:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

At September 30, 2012:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,457	¥3,242	¥192	¥12	¥11
Performance guarantees	1,936	1,876	47	1	12

Total	¥5,393	¥5,118	¥239	¥13	¥23

Notes:	(1)	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2012.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financing needs of its customers and for other purposes as described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2012. The table below presents the contractual amounts with regard to such instruments at March 31, 2012 and September 30, 2012:

	March 31, 2012	September 30, 2012
	(in billions)
Commitments to extend credit	¥62,754	¥63,405
Commercial letters of credit	682	704
Commitments to make investments	117	94
Other	16	—

Contingent Liabilities	6 Months Ended
Sep. 30, 2012
Contingent Liabilities

13.    CONTINGENT LIABILITIES

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective June 18, 2010, abolished the so-called “gray-zone interest.” Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower’s annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG’s consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers’ claims for reimbursement of excess interest arose after such decisions and other regulatory changes. The MUFG Group maintains an allowance for repayment of excess interest based on an analysis of past experience of reimbursement of excess interest, borrowers’ profile, recent trend of borrowers’ claims for reimbursement, and management future forecasts. Management believes that the provision for repayment of excess interest is adequate and the allowance is at the appropriate amount to absorb probable losses, so that the impact of future claims for reimbursement of excess interest will not have a material adverse effect on the MUFG Group’s financial position and results of operations. The allowance for repayment of excess interest established by MUFG’s consumer finance subsidiaries, which was included in Other liabilities, was ¥99,437 million and ¥87,921 million as of March 31, 2012 and September 30, 2012, respectively. The expenses recognized relating to the allowance for the six months ended September 30, 2011 and 2012 were not material.

Litigation

The MUFG Group is involved in various litigation matters. Based upon the current knowledge and the results of consultation with counsel, liabilities for losses from litigation matters are recorded when they are determined to be both probable in their occurrences and can be reasonably estimated. Management believes that the eventual outcome of such litigation matters will not have a material adverse effect on the MUFG Group’s financial position, results of operations or cash flows.

Variable Interest Entities	6 Months Ended
Sep. 30, 2012
Variable Interest Entities

14.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group’s assets, and trust arrangements.

See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2012 for further information about the MUFG Group’s involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the condensed consolidated balance sheets at March 31, 2012 and September 30, 2012:

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At September 30, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,109,267	¥27,810	¥51,757	¥3,049	¥437,421	¥4,569,031	¥20,199
Investment funds	2,154,389	82,466	11,312	1,912,916	11,050	163	136,482
Special purpose entities created for structured financing	162,156	1,322	1,712	—	—	144,163	14,959
Repackaged instruments	75,093	—	—	71,277	—	3,816	—
Securitization of the MUFG Group’s assets	1,959,573	—	—	—	—	1,892,266	67,307
Trust arrangements	936,304	—	568	128	87,928	842,392	5,288
Others	105,936	277	706	—	90	71,229	33,634

Total	¥10,502,718	¥111,875	¥66,055	¥1,987,370	¥536,489	¥7,523,060	¥277,869

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,116,210	¥—	¥4,390,805	¥271,788	¥453,617
Investment funds	287,273	—	1,447	12,811	273,015
Special purpose entities created for structured financing	160,216	—	6,445	151,559	2,212
Repackaged instruments	77,601	—	—	74,366	3,235
Securitization of the MUFG Group’s assets	1,953,680	—	25,600	1,926,992	1,088
Trust arrangements	934,336	930,827	—	—	3,509
Others	105,410	—	70,741	34,499	170

Total	¥8,634,726	¥930,827	¥4,495,038	¥2,472,015	¥736,846

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥52,669 million of Cash and due from banks, ¥51,841 million of Interest-earning deposits in other banks, ¥3,050 million of Trading account assets, ¥9 million of Investment securities, ¥923,508 million of Loans and ¥53,430 million of All other assets at March 31, 2012, and ¥108,695 million of Cash and due from banks, ¥51,767 million of Interest-earning deposits in other banks, ¥3,083 million of Trading account assets, ¥6 million of Investment securities, ¥866,024 million of Loans and ¥20,795 million of All other assets at September 30, 2012. The eliminated amounts of liabilities were ¥3,104,796 million of Other short-term borrowings, ¥1,183,281 million of Long-term debt and ¥16,080 million of All other liabilities at March 31, 2012, and ¥2,741,015 million of Other short-term borrowings, ¥1,196,796 million of Long-term debt and ¥11,415 million of All other liabilities at September 30, 2012.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group’s involvement with non-consolidated VIEs, and the assets and liabilities which relate to the MUFG’s variable interests in non-consolidated VIEs at March 31, 2012 and September 30, 2012:

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,110,394	¥2,425,905	¥1,783,553	¥3,151	¥205,103	¥1,575,299	¥—	¥—	¥—
Investment funds	3,524,201	433,182	421,338	25,838	164,272	230,245	983	—	—
Special purpose entities created for structured financing	15,593,253	2,461,084	1,896,950	73,097	33,207	1,789,194	1,452	13	13
Repackaged instruments	12,514,678	1,265,111	1,223,200	81,653	875,480	266,067	—	—	—
Trust arrangements	14,467	13,630	12,740	—	—	12,740	—	5,736	5,736
Others	19,182,951	1,654,974	1,305,692	42,639	277,986	985,067	—	34	34

Total	¥59,939,944	¥8,253,886	¥6,643,473	¥226,378	¥1,556,048	¥4,858,612	¥2,435	¥5,783	¥5,783

Maximum exposure to loss on each type of entity is determined based on the carrying amount of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Business Segments	6 Months Ended
Sep. 30, 2012
Business Segments

15.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group’s business segments. In addition, the business segment information is based on the financial information prepared in accordance with accounting principles generally accepted in Japan (“Japanese GAAP”) as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the condensed consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments’ total operating profit with income before income tax expense under US GAAP.

The following is a brief explanation of the MUFG Group’s business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group’s corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group’s corporate clients.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Integrated Global Business Group (“MUFG Global”)—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank, N.A. (“Union Bank”)), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank’s parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUSHD.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB, and MUMSS. The elimination of net revenue among business segments is also reflected in Other.

Management does not use information on segments’ total assets to allocate resources and assess performance. Accordingly, business segment information on total assets is not presented.

Effective July 1, 2011, the MUFG Group added the Integrated Global Business Group as a fourth area of its integrated business group system by shifting most of the MUFG Group’s global operations mainly from the Integrated Corporate Banking Business Group. This change in the MUFG Group’s business segments was implemented to change the previous practice of each group entity’s individual promotion of global businesses to a more group-wide approach. The new approach is designed to enable the MUFG Group to exercise its comprehensive expertise to more effectively provide the MUFG Group’s customers with value-added services outside of Japan.

Effective October 1, 2011, there was a change in the MUFG Group’s managerial accounting method applied mainly to fees and commissions, which mainly affected the Integrated Trust Assets Business Group. In addition, effective April 1, 2012, in order to integrate the managerial accounting methodology amongst group companies, the MUFG Group changed some MUFG Group’s managerial accounting methodologies such as redefining items to be included in Operating profit (loss), which mainly affected the Integrated Retail Banking Business Group. These changes result in a decrease in operating profit of ¥8.2 billion for the six months ended September 30, 2011.

Effective July 1, 2012, the MUFG Group shifted sales and trading businesses of MUSHD’s foreign subsidiaries from the Integrated Global Business Group to the Global Markets segment as part of its efforts to strengthen the cooperation between BTMU and MUSHD of their markets businesses. This change was implemented to expand investor relationships while improving its trading capabilities to seize interest rate and foreign exchange market opportunities for loans and corporate bond transactions.

The table set forth below has been reclassified to enable comparisons between the relevant amounts for the six months ended September 30, 2011 and 2012, respectively:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2011:
Net revenue:	¥619.9	¥430.1	¥72.1	¥166.0	¥135.7	¥301.7	¥404.1	¥8.7	¥1,836.6
BTMU and MUTB:	294.4	385.0	28.6	126.2	—	126.2	368.9	4.0	1,207.1
Net interest income	236.5	201.3	—	53.4	—	53.4	133.2	24.6	649.0
Net fees	52.8	151.4	28.6	52.8	—	52.8	(7.9)	(14.6)	263.1
Other	5.1	32.3	—	20.0	—	20.0	243.6	(6.0)	295.0
Other than BTMU and MUTB(1)	325.5	45.1	43.5	39.8	135.7	175.5	35.2	4.7	629.5
Operating expenses	454.6	222.9	43.7	96.3	90.6	186.9	63.9	78.5	1,050.5

Operating profit (loss)	¥165.3	¥207.2	¥28.4	¥69.7	¥45.1	¥114.8	¥340.2	¥(69.8)	¥786.1

Six months ended September 30, 2012:
Net revenue:	¥586.9	¥421.5	¥67.0	¥191.4	¥130.8	¥322.2	¥460.9	¥15.6	¥1,874.1
BTMU and MUTB:	278.4	373.3	26.8	143.4	—	143.4	413.4	11.4	1,246.7
Net interest income	219.0	195.4	—	71.4	—	71.4	114.7	30.0	630.5
Net fees	55.1	152.3	26.8	58.3	—	58.3	(10.4)	(17.0)	265.1
Other	4.3	25.6	—	13.7	—	13.7	309.1	(1.6)	351.1
Other than BTMU and MUTB(1)	308.5	48.2	40.2	48.0	130.8	178.8	47.5	4.2	627.4
Operating expenses	452.9	218.2	43.3	112.3	92.0	204.3	65.1	89.2	1,073.0

Operating profit (loss)	¥134.0	¥203.3	¥23.7	¥79.1	¥38.8	¥117.9	¥395.8	¥(73.6)	¥801.1

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments’ information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2011 and 2012 above to income before income tax expense shown on the condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2011	2012
	(in billions)
Operating profit	¥786	¥801
Provision for credit losses	(89)	(80)
Foreign exchange gains—net	78	46
Trading account profits—net	330	162
Equity investment securities losses—net	(118)	(98)
Debt investment securities losses—net	(119)	(139)
Equity in earnings (losses) of equity method investees—net	(515)	10
Impairment of intangible assets	(27)	—
Other—net	68	(18)

Income before income tax expense	¥394	¥684

Fair Value	6 Months Ended
Sep. 30, 2012
Fair Value

16.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable inputs, for example, the reporting entity’s own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted prices are used to determine fair value. If quoted prices are not available, fair value is based upon valuation techniques that use observable or unobservable inputs. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group’s own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation techniques used by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the fair value hierarchy, a brief explanation of the valuation techniques, the significant inputs to those valuation techniques, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation technique are readily observable, these deposits are classified in Level 2 of the fair value hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value upon election of the fair value option and fair value is measured using discounted cash flows. Cash flows are estimated based on the terms of the contracts and discounted using the market interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the fair value hierarchy.

Trading Account Assets and Liabilities—Trading Account Securities

When quoted prices are available in an active market, the MUFG Group uses quoted prices to measure the fair values of securities and such securities are classified in Level 1 of the fair value hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds and marketable equity securities.

When quoted prices are available but the securities are not traded in active markets, such securities are classified in Level 2 of the fair value hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted prices of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value using discounted cash flows. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market interest rates appropriate to the securities. Commercial paper is generally classified in Level 2 of the fair value hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal valuation technique. Key inputs to the internal valuation technique include estimated cash flows based on the terms of the contracts, yield curves based on market interest rates and volatilities. Corporate bonds which are valued using internal valuation techniques are generally classified in Level 2 of the fair value hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the fair value hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date.

When there is less liquidity for securities or significant inputs used in the fair value measurements are unobservable, such securities are classified in Level 3 of the fair value hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. The fair value of CLOs is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from the independent broker-dealers. The weight of the independent broker-dealer quote is determined based on the result of inquiries to the independent broker-dealers for their basis of the fair value calculation with consideration of level of activity, such as latest trade date and transaction volume of the market. Key inputs to the internal valuation techniques include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX (which is an index of loan credit default swaps), repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Account Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the fair value hierarchy. Examples of Level 1 derivatives include stock futures index and interest rate futures. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using valuation techniques as there are no quoted prices for such derivatives. The valuation techniques and inputs vary depending on the types and contractual terms of the derivatives. The principal valuation techniques used to value derivatives include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are generally readily observable from an active market. Derivatives valued using such valuation techniques and inputs are generally classified in Level 2 of the fair value hierarchy. Examples of such Level 2 derivatives include plain-vanilla interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued using valuation techniques with significant unobservable inputs are classified in Level 3 of the fair value hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same valuation techniques as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow method using discount rates applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers is reflected in the future cash flows being discounted by the interest rates applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies. These bonds are classified in either Level 2 or Level 3 of the fair value hierarchy, depending on the significance of the adjustments for unobservable input of credit worthiness. Investment securities also includes investments in nonmarketable equity securities which are subject to specialized industry accounting principles. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction on transfers of nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts such valuations, considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of the investee company. Nonmarketable equity securities are included in Level 3 of the fair value hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments. The securities received as collateral under lending transactions mainly consist of certain Japanese and foreign government bonds which are valued using the valuation techniques described in the “Trading Accounts Assets and Liabilities—Trading Account Securities” above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above and is included in Level 1 or Level 2 of the fair value hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the “Trading Account Assets and Liabilities—Derivatives” above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the valuation techniques described in the “Trading Account Assets and Liabilities—Trading Account Securities” above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. The fair value of these instruments are measured principally based on the discounted cash flows. Where the inputs into the valuation technique are mainly based on observable inputs, these instruments are classified in Level 2 of the fair value hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the fair value hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are made to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigation such as pledged collateral and legal right of offsets with the counterparty.

For own credit risk adjustments, the MUFG Group takes into consideration all the facts and circumstances, including its own credit rating, the difference between its funding rate and market interest rate, and the existence of collateralization or netting agreements. As a result of these analyses, the MUFG Group considered that own credit risk adjustments for financial liabilities were not material.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of fair value hierarchy when recent prices of such instruments are unobservable or traded in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed valuation techniques. Examples of such adjustments include adjustments to the model price of certain derivatives where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model-based estimated value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has interests in investment funds mainly hedge funds, private equity funds, and real estate funds that are measured at fair value on a recurring or nonrecurring basis.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group’s investments in hedge funds are generally redeemable on a monthly-quarterly basis with 30-90 days advance notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds, and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within a ten-year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four-year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2012 and September 30, 2012:

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥14,025,799	¥10,000,930	¥644,071	¥24,670,800
Debt securities
Japanese national government and Japanese government agency bonds	3,932,153	171,975	—	4,104,128
Japanese prefectural and municipal bonds	—	109,442	—	109,442
Foreign governments and official institutions bonds	9,262,384	1,827,058	87,000	11,176,442
Corporate bonds	—	2,266,793	148,175	2,414,968
Residential mortgage-backed securities	—	4,105,977	9,108	4,115,085
Asset-backed securities	—	40,400	361,552	401,952
Other debt securities	—	9,580	19,577	29,157
Commercial paper	—	1,162,896	—	1,162,896
Equity securities(2)	831,262	306,809	18,659	1,156,730
Trading derivative assets	31,530	12,468,522	88,570	12,588,622
Interest rate contracts	3,889	10,349,588	14,345	10,367,822
Foreign exchange contracts	1,084	1,917,901	59,133	1,978,118
Equity contracts	15,693	23,753	10,433	49,879
Commodity contracts	10,864	79,204	3,186	93,254
Credit derivatives	—	98,076	1,473	99,549
Investment securities:
Securities available for sale	50,641,729	5,614,637	377,722	56,634,088
Debt securities
Japanese national government and Japanese government agency bonds	47,418,049	1,048,547	—	48,466,596
Japanese prefectural and municipal bonds	—	199,231	—	199,231
Foreign governments and official institutions bonds	272,832	578,154	154,231	1,005,217
Corporate bonds	—	2,142,381	106,346	2,248,727
Residential mortgage-backed securities	—	958,343	24,117	982,460
Commercial mortgage-backed securities	—	135,311	1,496	136,807
Asset-backed securities	—	456,965	26,549	483,514
Other debt securities	—	—	64,949	64,949
Marketable equity securities	2,950,848	95,705	34	3,046,587
Other investment securities	—	1,108	30,399	31,507
Others(3)(4)	505,447	172,592	9,963	688,002

Total	¥65,204,505	¥28,257,789	¥1,150,725	¥94,613,019

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥144,563	¥5,748	¥—	¥150,311
Trading derivative liabilities	77,747	12,236,012	111,178	12,424,937
Interest rate contracts	34,430	10,301,301	47,634	10,383,365
Foreign exchange contracts	663	1,737,419	41,500	1,779,582
Equity contracts	17,941	45,417	18,164	81,522
Commodity contracts	24,713	47,845	3,647	76,205
Credit derivatives	—	104,030	233	104,263
Obligation to return securities received as collateral	3,235,046	175,511	—	3,410,557
Others(5)	—	420,996	49,731	470,727

Total	¥3,457,356	¥12,838,267	¥160,909	¥16,456,532

Notes:	(1)	Includes securities under fair value option.
	(2)	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2011, the transfers between Level 1 and Level 2 were not significant.

During the six months ended September 30, 2012, the transfers between Level 1 and Level 2 were as follows:

	Six months ended September 30, 2012
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥4,579
Residential mortgage-backed securities	3,247,522	—
Equity securities	4,088	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	12,187	6,508

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

In general, the transfers from Level 1 into Level 2 represented securities whose fair values were measured at quoted prices in active markets at the beginning of the period but such quoted prices were not available at the end of the period. The transfers from Level 2 into Level 1 represented securities for which quoted prices in active markets became available at the end of the period even though such quoted prices were not available at the beginning of the period. For the six months ended September 30, 2012, certain residential mortgage-backed securities which are accounted for as trading securities were transferred from Level 1 to Level 2 based on an analysis of the current market activity. A certain subsidiary, based on its analysis, transferred its US government sponsored agency securities, which are accounted for as Securities available for sale, from Level 1 to Level 2.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2011 and 2012. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable input to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 input, observable input (that is, input that are actively quoted and can be validated to external sources). Accordingly, the gains and losses in the tables below include changes in fair value due in part to observable inputs used in the valuation techniques.

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥(12,852	)(2)	¥—	¥293,954	¥—	¥(192,767)	¥(202,467)	¥31,937		¥(350,391)		¥644,071	¥(15,406	)(2)
Debt securities
Foreign governments and official institutions bonds	149,731	(403)		—	111,905	—	(121,520)	(18,759)	12,149		(46,103)		87,000	(2,160)
Corporate bonds	501,895	(2,103)		—	39,141	—	(1,739)	(125,625)	19,787	(6)	(283,181	)(6)(7)	148,175	(1,245)
Residential mortgage-backed securities	10,124	108		—	—	—	—	(1,124)	—		—		9,108	84
Asset-backed securities	395,198	(12,114)		—	119,110	—	(62,576)	(56,959)	—		(21,107)		361,552	(12,337)
Other debt securities	—	(397)		—	19,974	—	—	—	—		—		19,577	(397)
Equity securities	19,709	2,057		—	3,824	—	(6,932)	—	1		—		18,659	649
Trading derivatives—net	(27,458)	14,152	(2)	(1,323)	503	(1,403)	—	(16,250)	15,911		(6,740)		(22,608)	22,298	(2)
Interest rate contracts—net	(44,904)	13,434		31	11	(29)	—	(4,730)	2,948		(50)		(33,289)	6,246
Foreign exchange contracts—net	23,907	467		(1,351)	100	(992)	—	(11,354)	13,546		(6,690)		17,633	16,333
Equity contracts—net	(7,019)	(401)		(20)	13	(3)	—	(301)	—		—		(7,731)	(923)
Commodity contracts—net	162	38		7	379	(379)	—	(85)	(583)		—		(461)	38
Credit derivatives—net	396	614		10	—	—	—	220	—		—		1,240	604
Investment securities:
Securities available for sale	1,673,387	510	(3)	(2,163)	114,994	—	(10,931)	(175,974)	106,124		(1,328,225)		377,722	(4,531	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		(1,031)	26,310	—	(31)	(1,737)	—		—		154,231	—
Corporate bonds	1,460,489	(158)		(1,472)	11,370	—	(10,820)	(130,962)	106,124	(6)	(1,328,225	)(6)(7)	106,346	(4,506)
Residential mortgage-backed securities	22,351	(15)		58	4,500	—	—	(2,777)	—		—		24,117	(1)
Commercial mortgage-backed securities	3,802	76		99	—	—	—	(2,481)	—		—		1,496	—
Asset-backed securities	54,947	652		1,294	7,673	—	—	(38,017)	—		—		26,549	21
Other debt securities	964	(43)		(1,113)	65,141	—	—	—	—		—		64,949	(43)
Marketable equity securities	114	(2)		2	—	—	(80)	—	—		—		34	(2)
Other investment securities	32,321	(928	)(4)	15	193	—	(914)	—	—		(288)		30,399	(1,196	)(4)
Others	10,368	(194	)(4)	—	—	—	(211)	—	—		—		9,963	(194	)(4)

Total	¥2,765,275	¥688		¥(3,471)	¥409,644	¥(1,403)	¥(204,823)	¥(394,691)	¥153,972		¥(1,685,644)		¥1,039,547	¥971

Liabilities
Others	¥43,536	¥(11,290	)(4)	¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172	(4)

Total	¥43,536	¥(11,290)		¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172

Notes:	(1)	Includes Trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.

(3)	Included in Investment securities gains (losses)—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements

The following table presents information on the valuation techniques, significant unobservable inputs and their ranges for each major category of assets and liabilities measured at fair value on a recurring basis and classified in Level 3:

September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥64,128	Monte Carlo Method	Correlation between interest rate and foreign exchange rate
35.9%~52.4%
			Correlation between interest rates	42.2%~62.9%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
Corporate bonds	65,499	Discounted cash flow	Discount factor	0.4%~7.3%
			Probability of default	0.1%~17.2%
			Recovery rate	14.0%~78.4%
		Monte Carlo Method	Correlation between interest rate and foreign exchange rate	35.9%~45.3%
			Correlation between interest rates	62.9%
		Internal Model	Liquidity premium	1.5%~2.5%

Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	213,106	Discounted cash flow	Discount factor	0.8%~1.0%
			Prepayment rate	6.2%~15.2%
			Probability of default	0.0%~4.1%
			Recovery rate	0.0%~30.0%
		Model	Asset correlations	10.0%~13.0%
			Discount factor	1.3%~6.4%
			Prepayment rate	3.4%~27.1%
			Probability of default	0.0%~92.1%
			Recovery rate	45.4%~71.7%
			Blend ratio(2)	0.0%~90.0%
Other debt securities	83,605	Discounted cash flow	Liquidity premium	0.8%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Trading derivatives-net:
Interest rate contracts-net	(35,769)	Option model	Probability of default	0.2%~17.2%
			Correlation between interest rates	28.6%~98.0%
			Correlation between interest rate and foreign exchange rate	35.9%~60.0%
			Recovery rate	40.0%~50.0%
			Volatility	24.0%~39.7%
			Prepayment rate	0.0%~2.3%
Foreign exchange contracts-net	17,633	Option model	Probability of default	11.1%~17.2%
			Correlation between interest rates	28.2%~80.6%
			Correlation between interest rate and foreign exchange rate	21.1%~69.9%
			Correlation between underlying assets	42.7%~85.0%
			Recovery rate	40.0%~50.0%
Equity contracts-net	(7,731)	Option model	Correlation between interest rate and equity	10.6%~50.0%
			Volatility	48.0%
Credit derivative contracts-net	1,240	Option model	Recovery rate	36.8%
			Correlation between underlying assets	10.9%~96.3%

Notes:	(1)	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
(2)

The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.

Sensitivity to unobservable inputs

Probability of default—A significant increase (decrease) in the default rate would result in a significant decrease (increase) in a fair value through a decrease (increase) in the estimated cash flows.

Discount factor and Liquidity premium—Discount factor and liquidity premium are adjustments to discount rates to reflect uncertainty of cash flows and liquidity of the instruments. When recent prices of similar instruments are unobservable in inactive or less active markets, discount rates are adjusted based on facts and circumstances of the markets including the availability of quotes and the time since the latest available quotes. A significant increase (decrease) in discount rate would result in a significant decrease (increase) in a fair value.

Recovery rate and Prepayment rate—Recovery rate is the proportion of the total outstanding balance of a bond or loan that is expected to be collected in a liquidation scenario. For many credit securities (such as asset-backed securities), there is no directly observable market input for recovery, but indications of recovery levels are available from third-party pricing services. The assumed recovery of a security may differ from its actual recovery that will be observable in the future. Prepayment rate represents the proportion of principal that is expected to be paid prematurely in each period on a security or pool of securities. Prepayment rates change the future cash flows for the investor and thereby change the fair value of the security. Recovery rate and prepayment rate would affect estimation of future cash flows to a certain extent and changes in these inputs could result in a significant increase or decrease in fair value.

Volatility—Volatility is a measure of the speed and severity of market price changes and is a key factor in pricing. Typically, instruments can become more expensive if volatility increases. Volatility generally depends on the tenor of the underlying instrument and the strike price or level defined in the contract. Volatilities for certain combinations of tenor and strike are not observable. A significant increase (decrease) in volatility would result in a significant increase (decrease) in fair value through a significant increase (decrease) in the value of an option.

Correlation—Correlation is a measure of the co-movement between two variables. A variety of correlation-related assumptions are required for a wide range of instruments including foreign governments and official institutions bonds, asset-backed securities, corporate bonds, derivatives and certain other instruments. In most cases, correlations used are not observable in the market and must be estimated using historical information. Changes in correlation inputs can have a major impact, favorable or unfavorable, on the value of an instrument, depending on its nature.

Valuation Process for Level 3 Fair Value Measurements

The MUFG Group establishes valuation policies and procedures for measuring fair value, for which the risk management departments ensure that the valuation techniques used are logically appropriate and consistent with market information and the financial accounting offices ensure that the valuation techniques are consistent with the accounting policies.

In accordance with the valuation policies and procedures, fair value is determined by the risk management departments or similar sections that are independent of the front offices in order to ensure objectivity and validity for measuring fair value. Analysis performed on the determined fair value is periodically reported to the management.

When valuation techniques are used to measure fair value, the valuation techniques are required to be pre-approved by the risk management departments. If the risk management departments determine that the techniques are not consistent with market practice, the valuation techniques are modified as necessary.

Fair value measurements are verified for reasonableness by the risk management departments which are responsible to perform analytical review such as comparison with market trend and information.

For broker-dealer quotes, internal price verification procedures are performed by the risk management departments. Such verification procedures include analytical review of periodic price changes, comparison analysis between periodic price changes and changes of indices such as a credit default swap index, or inquiries regarding the underlying inputs and assumptions used by the broker-dealers such as probability of default, prepayment rate and discount margin.

Unobservable inputs used in a level 3 fair value measurement are internally estimated by the risk management departments based upon the market information such as observable inputs. The reasonableness of the inputs is validated by other risk management departments by comparison analysis between the market value of financial instruments using such level 3 inputs and the internally estimated fair value, if necessary.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2012 and September 30, 2012:

	March 31, 2012					September 30, 2012
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,425	¥6,425
Loans	10,888	19,692	332,963	363,543		9,325	23,487	362,912	395,724
Loans held for sale	—	1,898	78	1,976		—	4,696	1,000	5,696
Collateral dependent loans	10,888	17,794	332,885	361,567		9,325	18,791	361,912	390,028
Premises and equipment	—	—	18,740	18,740		—	—	6,430	6,430
Intangible assets	—	—	34,729	34,729		—	—	107	107
Other assets	464,819	—	11,665	476,484		37,897	—	14,969	52,866
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	37,897	—	9,735	47,632
Other	—	—	5,442	5,442		—	—	5,234	5,234

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥47,222	¥23,487	¥390,843	¥461,552

Notes:	(1)	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley’s common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents losses (gains) recorded as a result of nonrecurring changes in fair value for the six months ended September 30, 2011 and 2012:

	Losses (gains) for the six months ended September 30,
	2011		2012
	(in millions)
Investment securities	¥5,202		¥1,706
Loans	99,470		68,782
Loans held for sale	50		1,029
Collateral dependent loans	99,420		67,753
Premises and equipment	4,443		3,189
Intangible assets	27,040		235
Other assets	582,454		13,564
Investments in equity method investees	580,895	(1)	12,208
Other	1,559		1,356

Total	¥718,609		¥87,476

Note:	(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Investment securities include mainly impaired cost-method investments which were written down to fair value during the period. The fair values are determined based on recent net asset value and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the fair value hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the fair value hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the fair value of the collateral using the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The fair value of the collateral is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties based on the highest and best use concept. This approach calculates the fair value of the collateral using expected future cash flows. In this approach, the expected annual net operating income is discounted using the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the fair value hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the fair value hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in earnings (loss) of equity method investees-net in the condensed consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the fair value hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the fair value hierarchy. For the six months ended September 30, 2011, the MUFG Group recorded impairment losses on investments to Morgan Stanley. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other comprehensive income, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD’s foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are mainly included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the condensed consolidated statements of income.

The following table presents the gains or losses recorded during the six months ended September 30, 2011 and 2012 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(168)	¥—	¥(168)	¥—	¥—	¥—
Receivables under resale agreements(1)	(813)	—	(813)	(1,789)	—	(1,789)
Trading account securities	342,364	(1,006,886)	(664,522)	214,225	(900,972)	(686,747)
Other assets	—	—	—	(188)	—	(188)

Total	¥341,383	¥(1,006,886)	¥(665,503)	¥212,248	¥(900,972)	¥(688,724)

Financial liabilities:
Other short-term borrowings(1)	¥93	¥—	¥93	¥1,191	¥—	¥1,191
Long-term debt(1)	5,400	—	5,400	(4,134)	—	(4,134)

Total	¥5,493	¥—	¥5,493	¥(2,943)	¥—	¥(2,943)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2012 and September 30, 2012 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2012			September 30, 2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,500	3,419	(81)

Total	¥26,000	¥26,056	¥56	¥3,500	¥3,419	¥(81)

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Total	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates and reported in the condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments which are not carried at fair value on the consolidated balance sheets as of March 31, 2012:

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following is a summary of carrying amounts and estimated fair values by level within the fair value hierarchy of financial instruments which are not measured fair value on the condensed consolidated balance sheets as of September 30, 2012:

	September 30, 2012
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,005	¥3,005	¥3,005	¥—	¥—
Interest-earning deposits in other banks	6,652	6,652	—	6,652	—
Call loans and funds sold	641	641	—	641	—
Receivables under resale agreements	4,665	4,665	—	4,665	—
Receivables under securities borrowing transactions	3,387	3,387	—	3,387	—
Investment securities(1)	2,664	2,871	613	949	1,309
Loans, net of allowance for credit losses(2)	90,549	91,804	9	262	91,533
Other financial assets	4,087	4,087	—	4,087	—
Financial liabilities:
Deposits
Non-interest-bearing	¥17,155	¥17,155	¥—	¥17,155	¥—
Interest-bearing	122,138	122,200	—	122,200	—
Total deposits	139,293	139,355	—	139,355	—
Call money and funds purchased	3,584	3,584	—	3,584	—
Payables under repurchase agreements	14,199	14,199	—	14,199	—
Payables under securities lending transactions	4,003	4,003	—	4,003	—
Due to trust account	662	662	—	662	—
Other short-term borrowings	11,036	11,036	—	11,036	—
Long-term debt	11,131	11,418	—	11,294	124
Other financial liabilities	5,212	5,212	—	5,212	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

The following section describes the valuation methodologies adopted by the MUFG Group to estimate fair values of financial instruments that are not recorded at fair value on the condensed consolidated balance sheets.

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are a reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock issued by public companies are determined by utilizing commonly accepted valuation technique to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Inputs used in the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation technique. Specifically, the sensitivity and appropriateness of the inputs are verified by using different valuation techniques employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous nonpublic companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The carrying amounts not included in the above summary are ¥570 billion and ¥546 billion at March 31, 2012 and September 30, 2012, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based mainly on the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers’ acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥1,131 billion and ¥1,034 billion at March 31, 2012 and September 30, 2012, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the condensed consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest-bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on quoted prices of those corporate bonds. The fair value of fixed rate corporate bonds without quoted prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without quoted prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2012 and September 30, 2012 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2012 and September 30, 2012. These amounts have not been comprehensively reevaluated since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

Stock-Based Compensation	6 Months Ended
Sep. 30, 2012
Stock-Based Compensation

17.    STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD and MUMSS.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS have a stock-based compensation plan for directors, executive officers, corporate auditors and senior fellows (“officers”).

The awards under the stock-based compensation plan are a type of stock option (referred to as “Stock Acquisition Rights”) to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right (“number of granted shares”) is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders’ service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) holder as a director or an executive officer loses the status of both director and executive officer, and (2) holder as a corporate auditor loses the status of a corporate auditor, and (3) holder as a senior fellow loses the status of a senior fellow. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the six months ended September 30, 2012:

	For the six months ended September 30, 2012
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of the period	23,574,800	¥1	28.54	¥8,605

Exercisable, end of the period	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

	For the six months ended September 30,
	2011	2012
Risk-free interest rate	0.29%	0.11%
Expected volatility	44.96%	40.48%
Expected term (in years)	4	4
Expected dividend yield	3.13%	3.18%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the six months ended September 30, 2011 and 2012 was ¥33,700 and ¥33,100 per 100 shares, respectively.

The MUFG Group recognized ¥1,704 million and ¥1,743 million of compensation costs related to the Stock Acquisition Rights with ¥693 million and ¥663 million of the corresponding tax benefit for the six months ended September 30, 2011 and 2012, respectively. As of September 30, 2012, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥1,655 million, and it is expected to be recognized over 6 months.

Cash received from the exercise of the Stock Acquisition Rights for the six months ended September 30, 2012 was ¥4 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥675 million for the six months ended September 30, 2012.

Securities Joint Venture With Morgan Stanley	6 Months Ended
Sep. 30, 2012
Securities Joint Venture With Morgan Stanley

18.    SECURITIES JOINT VENTURE WITH MORGAN STANLEY

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley’s global products and services, to the MUFG Group’s retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. (“MUS”) was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group’s ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group’s ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. (“MSJS”).

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. (“MSMS”). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders’ agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS or MSMS result in a requirement to restore its capital, the controlling shareholder is solely responsible for providing additional capital to a minimum level and the noncontrolling shareholder is not obligated to contribute additional capital.

On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. In October 2011, MUMSS implemented an early retirement program to reduce expenditures and improve operating performance. MUMSS recorded employee termination expenses of ¥20 billion in the second half of the fiscal year ended March 31, 2012. On November 24, 2011, the MUFG Group contributed ¥20 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS in order to restore its capital adversely affected by the expenses during the fiscal year ended March 31, 2012. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level. The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS’ earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group’s capital contribution, 40% of the new share issuance on April 2011 and November 2011, or ¥12 billion and ¥8 billion, respectively, was recognized as an increase in noncontrolling interest and a reduction of capital surplus, given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

To the extent that MUMSS is required to increase its capital level due to factors other than losses, such as future regulatory capital changes, both the MUFG Group and Morgan Stanley are required to contribute the necessary capital based upon their economic interests as set forth above. In this context, to meet an anticipated change in regulatory capital requirements for MUMSS, the MUFG Group contributed ¥15 billion and Morgan Stanley contributed ¥10 billion of additional proportionate capital investments on November 24, 2011, and the contribution by Morgan Stanley was recognized as an increase of noncontrolling interest.

Subsequent Events	6 Months Ended
Sep. 30, 2012
Subsequent Events

19.    SUBSEQUENT EVENTS

Approval of Dividends

On November 14, 2012, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,950 million, that were payable on December 7, 2012 to the shareholders of record on September 30, 2012.

Basis Of Semiannual Condensed Consolidated Financial Statements (Policies)	6 Months Ended
Sep. 30, 2012
Description Of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. (“MUFG”) is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. (“BTMU”), Mitsubishi UFJ Trust and Banking Corporation (“MUTB”), Mitsubishi UFJ Securities Holdings Co., Ltd. (“MUSHD”), Mitsubishi UFJ NICOS Co., Ltd. (“Mitsubishi UFJ NICOS”), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (“MUMSS”). See Note 18 for more information on the securities joint venture with Morgan Stanley. Through its subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 15 for more information by business segment.

Basis Of Financial Statements

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities (“VIE”s) (together, the “MUFG Group”) and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America (“US GAAP”). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2012. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use Of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Reclassifications

Certain reclassifications and format changes have been made to the unaudited condensed consolidated financial statements for the six months ended September 30, 2011 to conform to the presentation for the six months ended September 30, 2012.

These reclassifications and format changes include the presentation of “Net decrease in collateral for derivative transactions” as a separate line item which had previously been presented as “Other—net” in cash flows from operating activities in the condensed consolidated statements of cash flows for the six months ended September 30, 2011.

These reclassifications and format changes did not result in a change to previously reported financial position and results of operations.

Change In Accounting Estimates

Change in Accounting Estimates

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds’ credit rating, the downward trend of customer assets under management, which had previously been on an upward trend, was not expected to recover in the near future and therefore was no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 5 for the details of these intangible assets.

Accounting Changes

Accounting Changes

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations (“CDOs”) and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructurings (“TDR”s) and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group’s disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of the disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations. Subsequently, the FASB issued the guidance for accounting for TDRs and finalized the project in April 2011 as described in the following paragraph.

Amendment to Accounting for A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor’s evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor’s evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower’s effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no material impact on its financial position and results of operations. See Note 4 for further details of the disclosures required by this guidance.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and International Financial Reporting Standards (“IFRS”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group adopted this guidance on April 1, 2012, which had no impact on its financial position and results of operations. See Note 16 for further details of the disclosures required by this guidance.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires that all changes in comprehensive income be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, in December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance. These guidances are effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012. This guidance only affected the presentation of the MUFG Group’s condensed consolidated financial statements and had no impact on its financial position and result of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group adopted this guidance on April 1, 2012, and there was no impact on its financial position and results of operations.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary’s nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. The amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group’s disclosures about offsetting assets and liabilities, and will not affect the MUFG Group’s financial position and results of operations.

Amendments to Testing Indefinite-Lived Intangible Assets for Impairment—In July 2012, the FASB issued new guidance which simplifies the impairment testing for indefinite-lived intangible assets other than goodwill. The guidance allows an entity the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An entity electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This guidance is effective for impairment tests performed in interim and annual periods for fiscal years beginning after September 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Subsequent Accounting for an Indemnification Asset Recognized at the Acquisition Date as a Result of a Government-Assisted Acquisition of a Financial Institution—In October 2012, the FASB issued new guidance, which clarifies the accounting guidance for subsequently measuring an indemnification asset recognized as a result of a government-assisted acquisition of a financial institution when a change in cash flows expected to be collected occurs. This guidance specifies an entity shall subsequently account for the change in measurement of the indemnification asset on the same basis as the change in assets subject to the indemnification and limit any amortization of changes in value to the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified assets. This guidance is effective for fiscal years, and interim periods within those years, beginning on or after December 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Investment Securities (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2012:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,736,276	¥155,010	¥8,624		¥48,882,662
Japanese prefectural and municipal bonds	173,028	7,750	—		180,778
Foreign governments and official institutions bonds	953,364	18,606	742		971,228
Corporate bonds	2,460,263	68,933	2,639		2,526,557
Residential mortgage-backed securities	1,129,948	14,239	5,602		1,138,585
Commercial mortgage-backed securities	96,502	2,512	684		98,330
Asset-backed securities	503,011	401	891		502,521
Other debt securities	964	—	—		964
Marketable equity securities	2,315,374	1,129,136	5,734		3,438,776

Total	¥56,368,730	¥1,396,587	¥24,916		¥57,740,401

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥590,147	¥4,370	¥—		¥594,517
Japanese prefectural and municipal bonds	3,531	6	—		3,537
Foreign governments and official institutions bonds	626,871	3,691	169		630,393
Corporate bonds	59,857	201	14		60,044
Asset-backed securities	1,104,890	39,447	2,212	(1)	1,142,125
Other debt securities	72	1	—		73

Total	¥2,385,368	¥47,716	¥2,395		¥2,430,689

Note:	(1)	UnionBanCal Corporation (“UNBC”) reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.

At September 30, 2012:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥48,267,560	¥207,283		¥8,247		¥48,466,596
Japanese prefectural and municipal bonds	190,720	8,511		—		199,231
Foreign governments and official institutions bonds	988,962	20,458		4,203		1,005,217
Corporate bonds	2,190,375	59,940		1,588		2,248,727
Residential mortgage-backed securities	968,279	17,314		3,133		982,460
Commercial mortgage-backed securities	132,813	4,471		477		136,807
Asset-backed securities	483,000	521		7		483,514
Other debt securities(1)	65,711	4,640		5,402		64,949
Marketable equity securities	2,256,385	809,900		19,698		3,046,587

Total	¥55,543,805	¥1,133,038		¥42,755		¥56,634,088

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥559,864	¥2,843		¥—		¥562,707
Foreign governments and official institutions bonds	406,912	2,476		52		409,336
Corporate bonds	19,460	206		—		19,666
Residential mortgage-backed securities	85,691	256	(2)	61		85,886
Asset-backed securities	1,267,961	47,133		254	(3)	1,314,840

Total	¥2,339,888	¥52,914		¥367		¥2,392,435

Notes:	(1)	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.
	(2)	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
	(3)	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.

Contractual Maturity

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥700,755	¥703,227	¥15,438,407
Due from one year to five years	333,791	343,219	29,024,912
Due from five years to ten years	970,524	1,006,904	5,222,749
Due after ten years	334,818	339,085	3,901,433

Total	¥2,339,888	¥2,392,435	¥53,587,501

Schedule Of Investments, By Type And Length In Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥15,976,426	¥3,035	¥794,870	¥5,589	¥16,771,296	¥8,624	65
Foreign governments and official institutions bonds	27,255	674	3,923	68	31,178	742	42
Corporate bonds	273,322	1,709	87,770	930	361,092	2,639	2,077
Residential mortgage-backed securities	128,824	2,071	27,536	3,531	156,360	5,602	162
Commercial mortgage-backed securities	9,683	253	12,664	431	22,347	684	20
Asset-backed securities	9,425	891	—	—	9,425	891	10
Marketable equity securities	102,018	5,570	528	164	102,546	5,734	56

Total	¥16,526,953	¥14,203	¥927,291	¥10,713	¥17,454,244	¥24,916	2,432

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥8,229	¥2	¥60,813	¥167	¥69,042	¥169	5
Corporate bonds	4,104	2	1,388	12	5,492	14	3
Asset-backed securities	220,509	1,964	119,165	248	339,674	2,212	222

Total	¥232,842	¥1,968	¥181,366	¥427	¥414,208	¥2,395	230

	Less than 12 months		12 months or more		Total
At September 30, 2012:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥12,578,648	¥4,589	¥583,299	¥3,658	¥13,161,947	¥8,247	47
Foreign governments and official institutions bonds	125,676	4,069	2,766	134	128,442	4,203	109
Corporate bonds	165,124	676	136,870	912	301,994	1,588	1,746
Residential mortgage-backed securities	27,249	112	35,574	3,021	62,823	3,133	83
Commercial mortgage-backed securities	9,765	50	13,931	427	23,696	477	21
Asset-backed securities	3,903	7	—	—	3,903	7	6
Other debt securities	35,858	5,402	—	—	35,858	5,402	42
Marketable equity securities	258,529	19,316	1,538	382	260,067	19,698	175

Total	¥13,204,752	¥34,221	¥773,978	¥8,534	¥13,978,730	¥42,755	2,229

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥11,616	¥52	¥—	¥—	¥11,616	¥52	2
Residential mortgage-backed securities	35,623	61	—	—	35,623	61	30
Asset-backed securities	17,041	1	169,206	253	186,247	254	8

Total	¥64,280	¥114	¥169,206	¥253	¥233,486	¥367	40

Roll-Forward Of Credit Loss Component Recognized in Earnings

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period	¥35,458	¥30,066

Additions:
Initial credit impairments	4,502	4,152
Subsequent credit impairments	2,756	2,023

Reductions:
Securities sold or matured	(9,770)	(6,120)

Balance at end of period	¥32,946	¥30,121

Loans And Allowance For Credit Losses (Tables)	6 Months Ended
Sep. 30, 2012
Loans By Domicile And Type Of Industry Of Borrower Segment Classification

	March 31, 2012	September 30, 2012
	(in millions)
Domestic:
Manufacturing	¥11,451,720	¥11,336,593
Construction	1,155,926	1,078,134
Real estate	11,035,029	10,840,929
Services	3,239,688	3,141,775
Wholesale and retail	8,492,234	8,149,769
Banks and other financial institutions(1)	3,511,055	3,620,449
Communication and information services	1,284,585	1,344,696
Other industries	10,390,191	10,883,095
Consumer	17,636,553	17,336,551

Total domestic	68,196,981	67,731,991

Foreign:
Governments and official institutions	554,933	544,170
Banks and other financial institutions(1)	4,722,587	4,668,833
Commercial and industrial	15,675,995	15,559,269
Other	3,238,830	3,446,201

Total foreign	24,192,345	24,218,473

Unearned income, unamortized premiums—net and deferred loan fees—net	(91,083)	(99,586)

Total(2)	¥92,298,243	¥91,850,878

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the “Banks and other financial institutions” category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.

Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More

	March 31, 2012	September 30, 2012
	(in millions)
Nonaccrual loans	¥1,189,835	¥1,265,885
Restructured loans	923,129	972,762
Accruing loans contractually past due 90 days or more	65,577	45,404

Total	¥2,178,541	¥2,284,051

Nonaccrual Status Of Loans By Class

	March 31, 2012	September 30, 2012
	(in millions)
Commercial
Domestic	¥808,757	¥886,386
Manufacturing	199,608	224,727
Construction	39,959	39,974
Real estate	104,690	139,333
Services	84,753	85,636
Wholesale and retail	237,380	254,457
Banks and other financial institutions	7,802	7,239
Communication and information services	33,233	32,613
Other industries	47,931	47,337
Consumer	53,401	55,070
Foreign-excluding UNBC	69,361	75,637
Residential	122,270	134,686
Card	113,450	100,475
UNBC	49,651	43,873

Total(1)	¥1,163,489	¥1,241,057

Note:	(1)

The above table does not include loans held for sale of nil and ¥1,000 million at March 31, 2012 and September 30, 2012, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥23,828 million, at March 31, 2012 and September 30, 2012, respectively.

Summary Of Impaired Loans By Class

	Recorded Loan Balance
At March 31, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,045,342	¥279,330	¥1,324,672	¥1,387,029	¥616,769
Manufacturing	302,210	56,268	358,478	376,393	187,081
Construction	33,802	22,034	55,836	60,498	19,986
Real estate	112,357	50,982	163,339	176,520	52,165
Services	140,228	36,378	176,606	182,044	74,707
Wholesale and retail	299,637	69,051	368,688	375,464	192,671
Banks and other financial institutions	9,418	253	9,671	11,777	2,314
Communication and information services	39,077	12,534	51,611	54,063	23,278
Other industries	54,183	8,918	63,101	63,336	40,484
Consumer	54,430	22,912	77,342	86,934	24,083
Foreign-excluding UNBC	154,249	177	154,426	155,433	89,049
Loans acquired with deteriorated credit quality	34,472	78	34,550	56,054	10,704
Residential	303,449	23,513	326,962	406,740	102,892
Card	145,123	1,666	146,789	164,659	47,418
UNBC	29,554	14,915	44,469	49,974	5,321

Total	¥1,712,189	¥319,679	¥2,031,868	¥2,219,889	¥872,153

Note:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

	Recorded Loan Balance
At September 30, 2012:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
	(in millions)
Commercial
Domestic	¥1,162,283	¥289,189	¥1,451,472	¥1,512,998	¥664,755
Manufacturing	392,967	53,348	446,315	464,349	215,269
Construction	41,426	14,275	55,701	58,686	27,361
Real estate	121,028	73,781	194,809	205,264	51,344
Services	135,206	37,694	172,900	177,533	70,620
Wholesale and retail	323,432	63,741	387,173	396,386	214,843
Banks and other financial institutions	9,328	200	9,528	11,635	2,045
Communication and information services	37,202	13,691	50,893	53,593	23,131
Other industries	48,912	9,442	58,354	60,002	37,694
Consumer	52,782	23,017	75,799	85,550	22,448
Foreign-excluding UNBC	158,737	44	158,781	158,819	93,700
Loans acquired with deteriorated credit quality	33,564	76	33,640	51,144	10,817
Residential	303,492	15,799	319,291	371,999	119,598
Card	134,216	1,488	135,704	151,946	42,853
UNBC	28,693	16,446	45,139	50,500	3,424

Total(2)	¥1,820,985	¥323,042	¥2,144,027	¥2,297,406	¥935,147

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,000 million.

Summary Of Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class

	Six months ended September 30,
	2011		2012
	Average Recorded Loan Balance	Recognized Interest Income	Average Recorded Loan Balance	Recognized Interest Income
	(in millions)
Commercial
Domestic	¥1,241,661	¥10,997	¥1,392,456	¥11,755
Manufacturing	318,863	3,202	404,754	3,424
Construction	66,902	745	55,772	571
Real estate	178,685	1,161	180,968	1,381
Services	175,769	1,709	174,756	1,663
Wholesale and retail	305,315	2,805	377,918	3,059
Banks and other financial institutions	9,884	29	9,601	61
Communication and information services	57,276	612	51,252	526
Other industries	54,865	476	60,728	438
Consumer	74,102	258	76,707	632
Foreign-excluding UNBC	132,471	395	155,974	1,421
Loans acquired with deteriorated credit quality	36,672	1,967	33,963	1,827
Residential	314,440	3,662	323,282	3,268
Card	152,234	3,474	141,247	3,423
UNBC	46,823	391	44,611	642

Total	¥1,924,301	¥20,886	¥2,091,533	¥22,336

Troubled Debt Restructurings By Class

	Troubled Debt Restructurings			Troubled Debt Restructurings That Subsequently Defaulted
Six months ended September 30, 2012:	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Recorded Investment
	(in millions, except number of contracts)
Commercial
Domestic	1,776	¥237,366	¥237,366	108	¥8,382
Manufacturing	483	141,964	141,964	14	4,981
Construction	69	4,908	4,908	12	581
Real estate	106	12,766	12,766	1	39
Services	166	15,555	15,555	10	168
Wholesale and retail	709	50,087	50,087	57	1,985
Banks and other financial institutions	4	883	883	—	—
Communication and information services	66	4,450	4,450	5	190
Other industries	38	2,620	2,620	4	310
Consumer	135	4,133	4,133	5	128
Foreign-excluding UNBC	11	9,961	9,494	—	—
Loans acquired with deteriorated credit quality	1	524	524	—	—
Residential	1,434	31,289	31,289	4	89
Card	23,421	14,643	14,444	3,321	2,011
UNBC	468	11,881	11,403	8	319

Total	27,111	¥305,664	¥304,520	3,441	¥10,801

Credit Quality Indicators Of Loans By Class

At March 31, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,609,922	¥4,324,321	¥808,836	¥51,743,079
Manufacturing	10,139,970	1,100,059	199,608	11,439,637
Construction	901,366	213,648	39,928	1,154,942
Real estate	9,366,628	972,220	104,757	10,443,605
Services	2,713,378	425,694	84,753	3,223,825
Wholesale and retail	7,434,212	788,769	237,380	8,460,361
Banks and other financial institutions	3,065,589	433,192	7,803	3,506,584
Communication and information services	1,137,182	113,561	33,233	1,283,976
Other industries	10,185,274	152,041	47,964	10,385,279
Consumer	1,666,323	125,137	53,410	1,844,870
Foreign-excluding UNBC	18,779,012	1,099,549	65,715	19,944,276
Loans acquired with deteriorated credit quality	32,714	54,863	21,057	108,634

Total	¥65,421,648	¥5,478,733	¥895,608	¥71,795,989

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,461,203	¥125,715	¥15,586,918
Card	¥642,578	¥115,295	¥757,873

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,784,444	¥24,022	¥2,083,976	¥149,261	¥4,041,703

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation (“FDIC”) covered loans and small business loans which are not individually rated totaling ¥160,209 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

At September 30, 2012:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥46,324,781	¥4,309,283	¥886,541	¥51,520,605
Manufacturing	9,794,373	1,274,557	224,726	11,293,656
Construction	839,445	197,382	39,912	1,076,739
Real estate	9,234,931	921,251	139,400	10,295,582
Services	2,656,194	383,635	85,636	3,125,465
Wholesale and retail	7,101,539	757,160	254,457	8,113,156
Banks and other financial institutions	3,218,531	394,572	7,239	3,620,342
Communication and information services	1,203,626	107,851	32,613	1,344,090
Other industries	10,672,147	158,728	47,479	10,878,354
Consumer	1,603,995	114,147	55,079	1,773,221
Foreign-excluding UNBC	18,599,015	1,142,494	74,860	19,816,369
Loans acquired with deteriorated credit quality	34,004	57,243	19,708	110,955

Total	¥64,957,800	¥5,509,020	¥981,109	¥71,447,929

	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,228,916	¥137,448	¥15,366,364
Card	¥604,748	¥101,835	¥706,583

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,901,933	¥26,727	¥2,209,815	¥114,444	¥4,252,919

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥96,428 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Ages Of Past Due Loans By Class

At March 31, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥36,474	¥68,428	¥104,902	¥51,638,177	¥51,743,079	¥8,064
Manufacturing	3,874	7,776	11,650	11,427,987	11,439,637	19
Construction	1,856	2,474	4,330	1,150,612	1,154,942	63
Real estate	6,551	16,413	22,964	10,420,641	10,443,605	2,735
Services	3,739	4,731	8,470	3,215,355	3,223,825	200
Wholesale and retail	10,225	10,246	20,471	8,439,890	8,460,361	71
Banks and other financial institutions	8	179	187	3,506,397	3,506,584	—
Communication and information services	4,718	5,939	10,657	1,273,319	1,283,976	15
Other industries	156	9,644	9,800	10,375,479	10,385,279	8
Consumer	5,347	11,026	16,373	1,828,497	1,844,870	4,953
Foreign-excluding UNBC	2,459	26,606	29,065	19,915,211	19,944,276	—
Residential	91,609	57,871	149,480	15,417,904	15,567,384	56,522
Card	29,751	46,695	76,446	666,978	743,424	—
UNBC	29,697	23,011	52,708	4,075,429	4,128,137	77

Total	¥189,990	¥222,611	¥412,601	¥91,713,699	¥92,126,300	¥64,663

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

At September 30, 2012:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥60,202	¥69,702	¥129,904	¥51,390,701	¥51,520,605	¥7,597
Manufacturing	8,411	12,139	20,550	11,273,106	11,293,656	85
Construction	1,285	1,439	2,724	1,074,015	1,076,739	23
Real estate	8,745	13,699	22,444	10,273,138	10,295,582	2,153
Services	4,023	4,478	8,501	3,116,964	3,125,465	113
Wholesale and retail	23,858	7,426	31,284	8,081,872	8,113,156	83
Banks and other financial institutions	3	182	185	3,620,157	3,620,342	—
Communication and information services	5,038	5,264	10,302	1,333,788	1,344,090	61
Other industries	2,516	14,745	17,261	10,861,093	10,878,354	4
Consumer	6,323	10,330	16,653	1,756,568	1,773,221	5,075
Foreign-excluding UNBC	7,538	13,059	20,597	19,795,772	19,816,369	206
Residential	92,596	58,932	151,528	15,195,970	15,347,498	36,633
Card	26,731	39,585	66,316	626,611	692,927	—
UNBC	23,238	21,969	45,207	4,248,782	4,293,989	66

Total	¥210,305	¥203,247	¥413,552	¥91,257,836	¥91,671,388	¥44,502

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥3,172 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Changes In Allowance For Credit Losses By Portfolio Segment

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	65,294	12,322	23,926	16,056	117,598
Recoveries	19,061	113	889	2,616	22,679

Net charge-offs	46,233	12,209	23,037	13,440	94,919
Others(1)	(5,909)	—	—	(813)	(6,722)

Balance at end of period	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Note:	(1)	Others principally include gains from foreign exchange translation.

Six months ended September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507
Provision for credit losses	70,963	(1,983)	7,307	3,725	80,012
Charge-offs	40,131	9,921	17,722	8,569	76,343
Recoveries	12,193	224	1,387	1,905	15,709

Net charge-offs	27,938	9,697	16,335	6,664	60,634
Others(1)	(3,809)	—	—	556	(3,253)

Balance at end of period	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Note:	(1)	Others principally include gains or losses from foreign exchange translation.

Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment

At March 31, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥705,818	¥101,773	¥47,418	¥5,321	¥860,330
Collectively evaluated for impairment	245,916	67,855	21,158	53,857	388,786
Loans acquired with deteriorated credit quality	32,574	2,209	327	1,281	36,391

Total	¥984,308	¥171,837	¥68,903	¥60,459	¥1,285,507

Loans:
Individually evaluated for impairment	¥1,479,098	¥321,074	¥145,805	¥44,469	¥1,990,446
Collectively evaluated for impairment	70,208,257	15,246,310	597,619	4,087,358	90,139,544
Loans acquired with deteriorated credit quality	108,634	19,534	14,449	70,085	212,702

Total(1)	¥71,795,989	¥15,586,918	¥757,873	¥4,201,912	¥92,342,692

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

At September 30, 2012:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Individually evaluated for impairment	¥758,455	¥118,366	¥42,853	¥3,424	¥923,098
Collectively evaluated for impairment	227,458	38,968	16,775	54,335	337,536
Loans acquired with deteriorated credit quality	37,611	2,823	247	317	40,998

Total	¥1,023,524	¥160,157	¥59,875	¥58,076	¥1,301,632

Loans:
Individually evaluated for impairment	¥1,610,253	¥314,434	¥134,833	¥45,139	¥2,104,659
Collectively evaluated for impairment	69,726,721	15,033,064	558,094	4,252,022	89,569,901
Loans acquired with deteriorated credit quality	110,955	18,866	13,656	52,186	195,663

Total(1)	¥71,447,929	¥15,366,364	¥706,583	¥4,349,347	¥91,870,223

Note:	(1)	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Goodwill And Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Changes In Carrying Amount Of Goodwill

	Six months ended September 30,
	2011	2012
	(in millions)
Balance at beginning of period
Goodwill	¥2,103,948	¥2,094,839
Accumulated impairment losses	(1,740,556)	(1,740,556)

	363,392	354,283

Foreign currency translation adjustments and other	(2,620)	3,834

Balance at end of period
Goodwill	2,101,328	2,098,673
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥360,772	¥358,117

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	March 31, 2012	September 30, 2012
	(in millions)
Intangible assets subject to amortization:
Software	¥526,184	¥521,590
Core deposit intangibles	211,618	193,920
Customer relationships	105,949	100,358
Trade names	38,988	38,102
Other	1,458	1,450

Total	884,197	855,420
Intangible assets not subject to amortization:
Indefinite-lived trade names	3,037	3,037
Other	9,249	9,405

Total	12,286	12,442

Total	¥896,483	¥867,862

Pledged Assets (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Assets Mortgaged Pledged Or Otherwise Subject To Liens

September 30, 2012
(in millions)
Trading account securities	¥10,704,141
Investment securities	6,288,317
Loans	6,843,266
Other	64,728

Total	¥23,900,452

Schedule Of Pledged Assets Classified By Type Of Liabilities

September 30, 2012
(in millions)
Deposits	¥252,426
Call money and funds purchased	535,193
Payables under repurchase agreements and securities lending transactions	13,039,865
Other short-term borrowings and long-term debt	10,011,755
Other	61,213

Total	¥23,900,452

Severance Indemnities And Pension Plans (Tables)	6 Months Ended
Sep. 30, 2012
Components Of Net Periodic Costs Of Pension Benefits

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2011	2012	2011		2012
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥20,002	¥19,361	¥3,036	¥536	¥3,957	¥545
Interest costs on projected benefit obligation	16,073	13,550	5,458	618	5,359	559
Expected return on plan assets	(28,002)	(24,328)	(7,315)	(566)	(7,054)	(514)
Amortization of net actuarial loss	14,018	22,584	1,922	250	3,621	329
Amortization of prior service cost	(5,270)	(6,155)	15	(29)	14	(28)
Amortization of net obligation at transition	—	—	—	54	—	52
Loss on settlement and curtailment	3,151	2,472	—	—	85	14

Net periodic benefit cost	¥19,972	¥27,484	¥3,116	¥863	¥5,982	¥957

Schedule Of Contributions To Plan Assets

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2012	¥20.6	¥13.5	¥0.6
For the remainder of the fiscal year ending March 31, 2013	¥19.9	¥1.0	¥0.6

Preferred Stock (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Preferred Stock Authorized And Outstanding

	March 31, 2012			September 30, 2012
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Noncontrolling Interests (Tables)	6 Months Ended
Sep. 30, 2012
Changes In MUFG's Ownership Interests In Subsidiaries

	Six months ended September 30,
	2011	2012
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)	—
Other	(165)	(307)

Net transfers to the noncontrolling interest shareholders	(12,165)	(307)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥178,799	¥595,705

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Tables)	6 Months Ended
Sep. 30, 2012
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS

	Six months ended September 30,
	2011	2012
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥190,964	¥596,012
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	181,994	587,042

Effect of dilutive instruments:
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(576)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥181,418	¥587,042

	Six months ended September 30,
	2011	2012
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,138,985	14,146,513
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	14,258	18,499

Weighted average common shares for diluted EPS computation	14,153,244	14,165,013

	Six months ended September 30,
	2011	2012
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.87	¥41.50

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥12.82	¥41.44

Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Notional Amounts Of Derivative Contracts

	Notional amounts(1)
	March 31, 2012	September 30, 2012
	(in trillions)
Interest rate contracts	¥933.5	¥891.9
Foreign exchange contracts	128.0	129.8
Equity contracts	2.4	2.3
Commodity contracts	1.8	1.9
Credit derivatives	6.5	6.9
Others	1.2	1.6

Total	¥1,073.4	¥1,034.4

Note:	(1)	Includes both written and purchased position.

Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet

	Fair value of derivative instruments
	March 31, 2012(1)(5)			September 30, 2012(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥9,064	¥—	¥9,064	¥10,368	¥2	¥10,370
Foreign exchange contracts	2,259	—	2,259	1,978	—	1,978
Equity contracts	58	—	58	50	—	50
Commodity contracts	122	—	122	93	—	93
Credit derivatives	55	—	55	100	—	100

Total derivative assets	¥11,558	¥—	¥11,558	¥12,589	¥2	¥12,591

Derivative liabilities:
Interest rate contracts	¥9,062	¥1	¥9,063	¥10,383	¥—	¥10,383
Foreign exchange contracts	2,458	—	2,458	1,780	—	1,780
Equity contracts	124	—	124	82	—	82
Commodity contracts	99	—	99	76	—	76
Credit derivatives	50	—	50	104	—	104
Others(6)	(83)	—	(83)	(86)	—	(86)

Total derivative liabilities	¥11,710	¥1	¥11,711	¥12,339	¥—	¥12,339

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥—	¥90	¥90
Foreign exchange contracts	46	—	46
Equity contracts	—	46	46
Commodity contracts	—	13	13
Credit derivatives	—	8	8
Others	—	(12)	(12)

Total	¥46	¥145	¥191

Six months ended September 30, 2012:
Interest rate contracts	¥—	¥30	¥30
Foreign exchange contracts	99	—	99
Equity contracts	—	67	67
Commodity contracts	—	4	4
Credit derivatives	—	(10)	(10)
Others	—	3	3

Total	¥99	¥94	¥193

Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated OCI (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Six months ended September 30, 2011:
Interest rate contracts	¥(1)	Interest income	¥—		¥—

Total	¥(1)		¥—		¥—

Six months ended September 30, 2012:
Interest rate contracts	¥3	Interest income	¥—		¥—

Total	¥3		¥—		¥—

Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥738,815	¥1,496,719	¥130,926	¥2,366,460	¥2,389
Non-investment grade	111,916	122,896	1,503	236,315	4,205
Not rated	15,692	10,390	—	26,082	(19)

Total	866,423	1,630,005	132,429	2,628,857	6,575

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,129	119,132	44,238	180,499	772
Non-investment grade	35,413	940	—	36,353	45
Not rated	7,824	—	—	7,824	(68)

Total	60,366	120,072	44,238	224,676	749
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	51,600	358,506	4,000	414,106	(4,025)
Non-investment grade	5,950	10,082	—	16,032	(161)
Not rated	—	12,251	—	12,251	838

Total	57,550	380,839	4,000	442,389	(3,348)

Total index and basket credit default swaps sold	117,916	500,911	48,238	667,065	(2,599)

Total credit default swaps sold	¥984,339	¥2,130,916	¥180,667	¥3,295,922	¥3,976

Credit-linked notes(3)	¥15,000	¥12,109	¥13,997	¥41,106	¥(32,514)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2012:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥693,523	¥1,579,857	¥156,918	¥2,430,298	¥38,576
Non-investment grade	133,174	128,486	11,428	273,088	19,146
Not rated	9,174	5,456	—	14,630	(35)

Total	835,871	1,713,799	168,346	2,718,016	57,687

Index and basket credit default swaps held by BTMU:
Investment grade(2)	17,901	62,918	171,316	252,135	4,043
Non-investment grade	29,671	940	—	30,611	(10)
Not rated	7,062	—	—	7,062	(23)

Total	54,634	63,858	171,316	289,808	4,010
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	25,599	432,427	19,000	477,026	4,634
Non-investment grade	2,163	12,053	—	14,216	51
Not rated	—	13,496	—	13,496	823

Total	27,762	457,976	19,000	504,738	5,508

Total index and basket credit default swaps sold	82,396	521,834	190,316	794,546	9,518

Total credit default swaps sold	¥918,267	¥2,235,633	¥358,662	¥3,512,562	¥67,205

Credit-linked notes(3)	¥22,500	¥1,242	¥4,021	¥27,763	¥(26,308)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Tables)	6 Months Ended
Sep. 30, 2012
Contractual Or Notional Amounts Of Guarantees

	March 31, 2012	September 30, 2012
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,457
Performance guarantees	2,089	1,936
Derivative instruments(1)(2)	155,720	131,725
Liabilities of trust accounts	5,250	5,528
Other	96	25

Total	¥166,657	¥142,671

Notes:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.
	(2)	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings

At March 31, 2012:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,502	¥3,297	¥185	¥12	¥8
Performance guarantees	2,089	2,032	42	1	14

Total	¥5,591	¥5,329	¥227	¥13	¥22

At September 30, 2012:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,457	¥3,242	¥192	¥12	¥11
Performance guarantees	1,936	1,876	47	1	12

Total	¥5,393	¥5,118	¥239	¥13	¥23

Notes:	(1)	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower’s loans are restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments

	March 31, 2012	September 30, 2012
	(in billions)
Commitments to extend credit	¥62,754	¥63,405
Commercial letters of credit	682	704
Commitments to make investments	117	94
Other	16	—

Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At September 30, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,109,267	¥27,810	¥51,757	¥3,049	¥437,421	¥4,569,031	¥20,199
Investment funds	2,154,389	82,466	11,312	1,912,916	11,050	163	136,482
Special purpose entities created for structured financing	162,156	1,322	1,712	—	—	144,163	14,959
Repackaged instruments	75,093	—	—	71,277	—	3,816	—
Securitization of the MUFG Group’s assets	1,959,573	—	—	—	—	1,892,266	67,307
Trust arrangements	936,304	—	568	128	87,928	842,392	5,288
Others	105,936	277	706	—	90	71,229	33,634

Total	¥10,502,718	¥111,875	¥66,055	¥1,987,370	¥536,489	¥7,523,060	¥277,869

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,116,210	¥—	¥4,390,805	¥271,788	¥453,617
Investment funds	287,273	—	1,447	12,811	273,015
Special purpose entities created for structured financing	160,216	—	6,445	151,559	2,212
Repackaged instruments	77,601	—	—	74,366	3,235
Securitization of the MUFG Group’s assets	1,953,680	—	25,600	1,926,992	1,088
Trust arrangements	934,336	930,827	—	—	3,509
Others	105,410	—	70,741	34,499	170

Total	¥8,634,726	¥930,827	¥4,495,038	¥2,472,015	¥736,846

Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,110,394	¥2,425,905	¥1,783,553	¥3,151	¥205,103	¥1,575,299	¥—	¥—	¥—
Investment funds	3,524,201	433,182	421,338	25,838	164,272	230,245	983	—	—
Special purpose entities created for structured financing	15,593,253	2,461,084	1,896,950	73,097	33,207	1,789,194	1,452	13	13
Repackaged instruments	12,514,678	1,265,111	1,223,200	81,653	875,480	266,067	—	—	—
Trust arrangements	14,467	13,630	12,740	—	—	12,740	—	5,736	5,736
Others	19,182,951	1,654,974	1,305,692	42,639	277,986	985,067	—	34	34

Total	¥59,939,944	¥8,253,886	¥6,643,473	¥226,378	¥1,556,048	¥4,858,612	¥2,435	¥5,783	¥5,783

Business Segments (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2011:
Net revenue:	¥619.9	¥430.1	¥72.1	¥166.0	¥135.7	¥301.7	¥404.1	¥8.7	¥1,836.6
BTMU and MUTB:	294.4	385.0	28.6	126.2	—	126.2	368.9	4.0	1,207.1
Net interest income	236.5	201.3	—	53.4	—	53.4	133.2	24.6	649.0
Net fees	52.8	151.4	28.6	52.8	—	52.8	(7.9)	(14.6)	263.1
Other	5.1	32.3	—	20.0	—	20.0	243.6	(6.0)	295.0
Other than BTMU and MUTB(1)	325.5	45.1	43.5	39.8	135.7	175.5	35.2	4.7	629.5
Operating expenses	454.6	222.9	43.7	96.3	90.6	186.9	63.9	78.5	1,050.5

Operating profit (loss)	¥165.3	¥207.2	¥28.4	¥69.7	¥45.1	¥114.8	¥340.2	¥(69.8)	¥786.1

Six months ended September 30, 2012:
Net revenue:	¥586.9	¥421.5	¥67.0	¥191.4	¥130.8	¥322.2	¥460.9	¥15.6	¥1,874.1
BTMU and MUTB:	278.4	373.3	26.8	143.4	—	143.4	413.4	11.4	1,246.7
Net interest income	219.0	195.4	—	71.4	—	71.4	114.7	30.0	630.5
Net fees	55.1	152.3	26.8	58.3	—	58.3	(10.4)	(17.0)	265.1
Other	4.3	25.6	—	13.7	—	13.7	309.1	(1.6)	351.1
Other than BTMU and MUTB(1)	308.5	48.2	40.2	48.0	130.8	178.8	47.5	4.2	627.4
Operating expenses	452.9	218.2	43.3	112.3	92.0	204.3	65.1	89.2	1,073.0

Operating profit (loss)	¥134.0	¥203.3	¥23.7	¥79.1	¥38.8	¥117.9	¥395.8	¥(73.6)	¥801.1

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income

	Six months ended September 30,
	2011	2012
	(in billions)
Operating profit	¥786	¥801
Provision for credit losses	(89)	(80)
Foreign exchange gains—net	78	46
Trading account profits—net	330	162
Equity investment securities losses—net	(118)	(98)
Debt investment securities losses—net	(119)	(139)
Equity in earnings (losses) of equity method investees—net	(515)	10
Impairment of intangible assets	(27)	—
Other—net	68	(18)

Income before income tax expense	¥394	¥684

Fair Value (Tables)	6 Months Ended
Sep. 30, 2012
Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis

	March 31, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥17,002,246	¥5,316,198	¥1,076,657	¥23,395,101
Debt securities
Japanese national government and Japanese government agency bonds	3,519,918	167,661	—	3,687,579
Japanese prefectural and municipal bonds	—	113,798	—	113,798
Foreign governments and official institutions bonds	9,009,412	1,581,343	149,731	10,740,486
Corporate bonds	—	1,736,774	501,895	2,238,669
Residential mortgage-backed securities	3,548,998	304,413	10,124	3,863,535
Asset-backed securities	—	52,576	395,198	447,774
Other debt securities	—	10,725	—	10,725
Commercial paper	—	947,451	—	947,451
Equity securities(2)	923,918	401,457	19,709	1,345,084
Trading derivative assets	48,335	11,424,275	85,534	11,558,144
Interest rate contracts	9,558	9,038,950	14,920	9,063,428
Foreign exchange contracts	212	2,192,691	66,264	2,259,167
Equity contracts	15,987	39,877	2,617	58,481
Commodity contracts	22,578	98,424	939	121,941
Credit derivatives	—	54,333	794	55,127
Investment securities:
Securities available for sale	51,896,943	4,170,071	1,673,387	57,740,401
Debt securities
Japanese national government and Japanese government agency bonds	47,880,896	1,001,767	—	48,882,663
Japanese prefectural and municipal bonds	—	180,778	—	180,778
Foreign governments and official institutions bonds	699,034	141,473	130,720	971,227
Corporate bonds	—	1,066,068	1,460,489	2,526,557
Residential mortgage-backed securities	—	1,116,234	22,351	1,138,585
Commercial mortgage-backed securities	—	94,528	3,802	98,330
Asset-backed securities	—	447,574	54,947	502,521
Other debt securities	—	—	964	964
Marketable equity securities	3,317,013	121,649	114	3,438,776
Other investment securities	—	1,111	32,321	33,432
Others(3)(4)	588,753	218,652	10,368	817,773

Total	¥69,536,277	¥21,130,307	¥2,878,267	¥93,544,851

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥172,000	¥2,018	¥—	¥174,018
Trading derivative liabilities	112,961	11,567,211	112,992	11,793,164
Interest rate contracts	32,546	8,969,752	59,824	9,062,122
Foreign exchange contracts	105	2,415,311	42,357	2,457,773
Equity contracts	58,413	56,424	9,636	124,473
Commodity contracts	21,897	76,044	777	98,718
Credit derivatives	—	49,680	398	50,078
Obligation to return securities received as collateral	3,441,984	197,854	—	3,639,838
Others(5)	—	428,460	43,536	471,996

Total	¥3,726,945	¥12,195,543	¥156,528	¥16,079,016

	September 30, 2012
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥14,025,799	¥10,000,930	¥644,071	¥24,670,800
Debt securities
Japanese national government and Japanese government agency bonds	3,932,153	171,975	—	4,104,128
Japanese prefectural and municipal bonds	—	109,442	—	109,442
Foreign governments and official institutions bonds	9,262,384	1,827,058	87,000	11,176,442
Corporate bonds	—	2,266,793	148,175	2,414,968
Residential mortgage-backed securities	—	4,105,977	9,108	4,115,085
Asset-backed securities	—	40,400	361,552	401,952
Other debt securities	—	9,580	19,577	29,157
Commercial paper	—	1,162,896	—	1,162,896
Equity securities(2)	831,262	306,809	18,659	1,156,730
Trading derivative assets	31,530	12,468,522	88,570	12,588,622
Interest rate contracts	3,889	10,349,588	14,345	10,367,822
Foreign exchange contracts	1,084	1,917,901	59,133	1,978,118
Equity contracts	15,693	23,753	10,433	49,879
Commodity contracts	10,864	79,204	3,186	93,254
Credit derivatives	—	98,076	1,473	99,549
Investment securities:
Securities available for sale	50,641,729	5,614,637	377,722	56,634,088
Debt securities
Japanese national government and Japanese government agency bonds	47,418,049	1,048,547	—	48,466,596
Japanese prefectural and municipal bonds	—	199,231	—	199,231
Foreign governments and official institutions bonds	272,832	578,154	154,231	1,005,217
Corporate bonds	—	2,142,381	106,346	2,248,727
Residential mortgage-backed securities	—	958,343	24,117	982,460
Commercial mortgage-backed securities	—	135,311	1,496	136,807
Asset-backed securities	—	456,965	26,549	483,514
Other debt securities	—	—	64,949	64,949
Marketable equity securities	2,950,848	95,705	34	3,046,587
Other investment securities	—	1,108	30,399	31,507
Others(3)(4)	505,447	172,592	9,963	688,002

Total	¥65,204,505	¥28,257,789	¥1,150,725	¥94,613,019

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥144,563	¥5,748	¥—	¥150,311
Trading derivative liabilities	77,747	12,236,012	111,178	12,424,937
Interest rate contracts	34,430	10,301,301	47,634	10,383,365
Foreign exchange contracts	663	1,737,419	41,500	1,779,582
Equity contracts	17,941	45,417	18,164	81,522
Commodity contracts	24,713	47,845	3,647	76,205
Credit derivatives	—	104,030	233	104,263
Obligation to return securities received as collateral	3,235,046	175,511	—	3,410,557
Others(5)	—	420,996	49,731	470,727

Total	¥3,457,356	¥12,838,267	¥160,909	¥16,456,532

Notes:	(1)	Includes securities under fair value option.
	(2)	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.
	(3)	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
	(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
	(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 And Level 2

	Six months ended September 30, 2012
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Japanese national government and Japanese government agency bonds	¥—	¥4,579
Residential mortgage-backed securities	3,247,522	—
Equity securities	4,088	—
Investment securities:
Securities available for sale
Debt securities
Foreign governments and official institutions bonds	413,515	—
Marketable equity securities	12,187	6,508

Note:	(1)	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs

	March 31, 2011	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

	March 31, 2012	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2012	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2012
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,076,657	¥(12,852	)(2)	¥—	¥293,954	¥—	¥(192,767)	¥(202,467)	¥31,937		¥(350,391)		¥644,071	¥(15,406	)(2)
Debt securities
Foreign governments and official institutions bonds	149,731	(403)		—	111,905	—	(121,520)	(18,759)	12,149		(46,103)		87,000	(2,160)
Corporate bonds	501,895	(2,103)		—	39,141	—	(1,739)	(125,625)	19,787	(6)	(283,181	)(6)(7)	148,175	(1,245)
Residential mortgage-backed securities	10,124	108		—	—	—	—	(1,124)	—		—		9,108	84
Asset-backed securities	395,198	(12,114)		—	119,110	—	(62,576)	(56,959)	—		(21,107)		361,552	(12,337)
Other debt securities	—	(397)		—	19,974	—	—	—	—		—		19,577	(397)
Equity securities	19,709	2,057		—	3,824	—	(6,932)	—	1		—		18,659	649
Trading derivatives—net	(27,458)	14,152	(2)	(1,323)	503	(1,403)	—	(16,250)	15,911		(6,740)		(22,608)	22,298	(2)
Interest rate contracts—net	(44,904)	13,434		31	11	(29)	—	(4,730)	2,948		(50)		(33,289)	6,246
Foreign exchange contracts—net	23,907	467		(1,351)	100	(992)	—	(11,354)	13,546		(6,690)		17,633	16,333
Equity contracts—net	(7,019)	(401)		(20)	13	(3)	—	(301)	—		—		(7,731)	(923)
Commodity contracts—net	162	38		7	379	(379)	—	(85)	(583)		—		(461)	38
Credit derivatives—net	396	614		10	—	—	—	220	—		—		1,240	604
Investment securities:
Securities available for sale	1,673,387	510	(3)	(2,163)	114,994	—	(10,931)	(175,974)	106,124		(1,328,225)		377,722	(4,531	)(3)
Debt securities
Foreign governments and official institutions bonds	130,720	—		(1,031)	26,310	—	(31)	(1,737)	—		—		154,231	—
Corporate bonds	1,460,489	(158)		(1,472)	11,370	—	(10,820)	(130,962)	106,124	(6)	(1,328,225	)(6)(7)	106,346	(4,506)
Residential mortgage-backed securities	22,351	(15)		58	4,500	—	—	(2,777)	—		—		24,117	(1)
Commercial mortgage-backed securities	3,802	76		99	—	—	—	(2,481)	—		—		1,496	—
Asset-backed securities	54,947	652		1,294	7,673	—	—	(38,017)	—		—		26,549	21
Other debt securities	964	(43)		(1,113)	65,141	—	—	—	—		—		64,949	(43)
Marketable equity securities	114	(2)		2	—	—	(80)	—	—		—		34	(2)
Other investment securities	32,321	(928	)(4)	15	193	—	(914)	—	—		(288)		30,399	(1,196	)(4)
Others	10,368	(194	)(4)	—	—	—	(211)	—	—		—		9,963	(194	)(4)

Total	¥2,765,275	¥688		¥(3,471)	¥409,644	¥(1,403)	¥(204,823)	¥(394,691)	¥153,972		¥(1,685,644)		¥1,039,547	¥971

Liabilities
Others	¥43,536	¥(11,290	)(4)	¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172	(4)

Total	¥43,536	¥(11,290)		¥(3,400)	¥—	¥410	¥—	¥(9,566)	¥661		¥—		¥49,731	¥172

Notes:	(1)	Includes Trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.

(3)	Included in Investment securities gains (losses)—net.
(4)	Included in Trading account profits—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
(7)	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.

Quantitative Information About Level Three Fair Value Measurements On A Recurring Basis

September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥64,128	Monte Carlo Method	Correlation between interest rate and foreign exchange rate
35.9%~52.4%
			Correlation between interest rates	42.2%~62.9%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
Corporate bonds	65,499	Discounted cash flow	Discount factor	0.4%~7.3%
			Probability of default	0.1%~17.2%
			Recovery rate	14.0%~78.4%
		Monte Carlo Method	Correlation between interest rate and foreign exchange rate	35.9%~45.3%
			Correlation between interest rates	62.9%
		Internal Model	Liquidity premium	1.5%~2.5%

Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	213,106	Discounted cash flow	Discount factor	0.8%~1.0%
			Prepayment rate	6.2%~15.2%
			Probability of default	0.0%~4.1%
			Recovery rate	0.0%~30.0%
		Model	Asset correlations	10.0%~13.0%
			Discount factor	1.3%~6.4%
			Prepayment rate	3.4%~27.1%
			Probability of default	0.0%~92.1%
			Recovery rate	45.4%~71.7%
			Blend ratio(2)	0.0%~90.0%
Other debt securities	83,605	Discounted cash flow	Liquidity premium	0.8%
		Return on Equity Method	Probability of default	0.1%~4.5%
			Recovery rate	40.0%~99.0%
			Market-required return on capital	15.0%~17.0%
September 30, 2012	Estimated fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in million)
Trading derivatives-net:
Interest rate contracts-net	(35,769)	Option model	Probability of default	0.2%~17.2%
			Correlation between interest rates	28.6%~98.0%
			Correlation between interest rate and foreign exchange rate	35.9%~60.0%
			Recovery rate	40.0%~50.0%
			Volatility	24.0%~39.7%
			Prepayment rate	0.0%~2.3%
Foreign exchange contracts-net	17,633	Option model	Probability of default	11.1%~17.2%
			Correlation between interest rates	28.2%~80.6%
			Correlation between interest rate and foreign exchange rate	21.1%~69.9%
			Correlation between underlying assets	42.7%~85.0%
			Recovery rate	40.0%~50.0%
Equity contracts-net	(7,731)	Option model	Correlation between interest rate and equity	10.6%~50.0%
			Volatility	48.0%
Credit derivative contracts-net	1,240	Option model	Recovery rate	36.8%
			Correlation between underlying assets	10.9%~96.3%

Notes:	(1)	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
(2)

The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.

Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level

	March 31, 2012					September 30, 2012
	Level 1	Level 2	Level 3	Total carrying value		Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥32,400	¥32,400		¥—	¥—	¥6,425	¥6,425
Loans	10,888	19,692	332,963	363,543		9,325	23,487	362,912	395,724
Loans held for sale	—	1,898	78	1,976		—	4,696	1,000	5,696
Collateral dependent loans	10,888	17,794	332,885	361,567		9,325	18,791	361,912	390,028
Premises and equipment	—	—	18,740	18,740		—	—	6,430	6,430
Intangible assets	—	—	34,729	34,729		—	—	107	107
Other assets	464,819	—	11,665	476,484		37,897	—	14,969	52,866
Investments in equity method investees(1)	464,819	—	6,223	471,042	(2)	37,897	—	9,735	47,632
Other	—	—	5,442	5,442		—	—	5,234	5,234

Total	¥475,707	¥19,692	¥430,497	¥925,896		¥47,222	¥23,487	¥390,843	¥461,552

Notes:	(1)	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley’s common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (gains) for the six months ended September 30,
	2011		2012
	(in millions)
Investment securities	¥5,202		¥1,706
Loans	99,470		68,782
Loans held for sale	50		1,029
Collateral dependent loans	99,420		67,753
Premises and equipment	4,443		3,189
Intangible assets	27,040		235
Other assets	582,454		13,564
Investments in equity method investees	580,895	(1)	12,208
Other	1,559		1,356

Total	¥718,609		¥87,476

Note:	(1)	Includes impairment losses on Morgan Stanley’s common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	Six months ended September 30,
	2011			2012
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥(168)	¥—	¥(168)	¥—	¥—	¥—
Receivables under resale agreements(1)	(813)	—	(813)	(1,789)	—	(1,789)
Trading account securities	342,364	(1,006,886)	(664,522)	214,225	(900,972)	(686,747)
Other assets	—	—	—	(188)	—	(188)

Total	¥341,383	¥(1,006,886)	¥(665,503)	¥212,248	¥(900,972)	¥(688,724)

Financial liabilities:
Other short-term borrowings(1)	¥93	¥—	¥93	¥1,191	¥—	¥1,191
Long-term debt(1)	5,400	—	5,400	(4,134)	—	(4,134)

Total	¥5,493	¥—	¥5,493	¥(2,943)	¥—	¥(2,943)

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected

	March 31, 2012			September 30, 2012
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,056	¥56	¥—	¥—	¥—
Other assets	—	—	—	3,500	3,419	(81)

Total	¥26,000	¥26,056	¥56	¥3,500	¥3,419	¥(81)

Financial liabilities:
Long-term debt	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Total	¥664,095	¥524,758	¥(139,337)	¥670,234	¥545,329	¥(124,905)

Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	March 31, 2012
	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks	¥3,230	¥3,230
Interest-earning deposits in other banks	5,898	5,898
Call loans and funds sold	451	451
Receivables under resale agreements	4,456	4,456
Receivables under securities borrowing transactions	3,283	3,283
Investment securities(1)	2,692	2,930
Loans, net of allowance for credit losses(2)	91,013	92,083
Other financial assets	5,669	5,669
Financial liabilities:
Deposits
Non-interest-bearing	¥17,688	¥17,688
Interest-bearing	121,876	121,947
Total deposits	139,564	139,635
Call money and funds purchased	2,796	2,796
Payables under repurchase agreements	13,573	13,573
Payables under securities lending transactions	4,979	4,979
Due to trust account	627	627
Other short-term borrowings	10,857	10,857
Long-term debt	12,081	12,311
Other financial liabilities	5,245	5,245

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

	September 30, 2012
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,005	¥3,005	¥3,005	¥—	¥—
Interest-earning deposits in other banks	6,652	6,652	—	6,652	—
Call loans and funds sold	641	641	—	641	—
Receivables under resale agreements	4,665	4,665	—	4,665	—
Receivables under securities borrowing transactions	3,387	3,387	—	3,387	—
Investment securities(1)	2,664	2,871	613	949	1,309
Loans, net of allowance for credit losses(2)	90,549	91,804	9	262	91,533
Other financial assets	4,087	4,087	—	4,087	—
Financial liabilities:
Deposits
Non-interest-bearing	¥17,155	¥17,155	¥—	¥17,155	¥—
Interest-bearing	122,138	122,200	—	122,200	—
Total deposits	139,293	139,355	—	139,355	—
Call money and funds purchased	3,584	3,584	—	3,584	—
Payables under repurchase agreements	14,199	14,199	—	14,199	—
Payables under securities lending transactions	4,003	4,003	—	4,003	—
Due to trust account	662	662	—	662	—
Other short-term borrowings	11,036	11,036	—	11,036	—
Long-term debt	11,131	11,418	—	11,294	124
Other financial liabilities	5,212	5,212	—	5,212	—

Notes:	(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
	(2)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.

Stock-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2012
Summary Of Stock Acquisition Rights Transactions

	For the six months ended September 30, 2012
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	19,374,200	¥1
Granted	8,373,600	1
Exercised	(4,051,500)	1
Forfeited or Expired	(121,500)	1

Outstanding, end of the period	23,574,800	¥1	28.54	¥8,605

Exercisable, end of the period	—	¥—	—	¥—

Fair Value Assumption Of Stock Acquisition Rights

	For the six months ended September 30,
	2011	2012
Risk-free interest rate	0.29%	0.11%
Expected volatility	44.96%	40.48%
Expected term (in years)	4	4
Expected dividend yield	3.13%	3.18%

Basis Of Semiannual Condensed Consolidated Financial Statements (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
Sep. 30, 2011
Changes in accounting estimates:
Intangible assets reclassified from intangible assets not subject to amortization to those subject to amortization	¥ 42,224
Amendments To Accounting Scope Of Embedded Credit Derivatives [Member]
Accounting changes:
Cumulative effect on retained earnings	¥ 135
Adoption date of new guidance	Apr 1, 2011

Investment In Morgan Stanley (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Apr. 21, 2011
Schedule of Equity Method Investments [Line Items]
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	¥ 139,320
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Face value of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into the affiliate's common stock			808,266
Approximate number of affiliate's common stock received upon conversion of the affiliate's Series B Preferred Stock		385
Approximate number of affiliate's additional common stock received resulting from the conversion rate adjustment		75
Gain recognized in relation to the conversion rate adjustment of affiliate's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320
Percentage of ownership interest in an affiliate before the conversion of the affiliate's Series B Preferred Stock		3.00%
Percentage of ownership interest in an affiliate upon the conversion of the affiliate 's Series B Preferred Stock		22.40%
Percentage of decline in the quoted market price of affiliate 's common stock	41.00%
Impairment losses on investments to affiliate 's common stock	¥ 579,468

Investment Securities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012
Investment Securities [Line Items]
Investment securities other than Securities available for sale or being held to maturity, carrying value	¥ 870,192		¥ 876,333
Fair value of investment securities held by certain subsidiaries	31,507		33,432
Amount of cost-method investments, fair value estimated by commonly accepted valuation techniques	321,735		302,318
Amount of cost-method investments, test performed to determine whether any impairment indicator exists	548,457		574,015
Aggregate costs of cost-method investments, not estimated at the fair value	545,846		570,122
Impairment losses recognized on cost-method investments	1,733	5,202
Gross realized gains on available for sale of securities	156,212	156,495
Gross realized losses on available for sale of securities	11,730	26,112
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	6,175	7,258
Other than temporary impairment losses of available for sale marketable equity securities	112,752	149,477
Other than temporary impairment loss included in Investment securities gains (losses), net	120,660	161,937
Carrying value of transferred securities from Securities being held to maturity	47,566
Losses on sale of transferred securities from Securities being held to maturity	1,518
Carrying value of Securities being held to maturity originally classified as Securities available for sale	12,356
Cumulative decline in fair value of the credit impaired debt securities which were mainly corporate bonds	18,413	20,298
Credit loss component of impairment losses of debt securities recognized in earnings	30,121	32,946
Other component of impairment losses of debt securities recognized in accumulated other comprehensive loss before taxes	¥ 11,708	¥ 12,648
Minimum [Member]
Investment Securities [Line Items]
Fair value of the investment has been below cost to be deemed as other-than-temporary, month	6
Percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other-than-temporary decline in fair value	20.00%

Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2012		Mar. 31, 2012		Mar. 31, 2010
Investment Securities [Line Items]
Securities available for sale, Amortized cost	¥ 55,543,805		¥ 56,368,730
Securities available for sale, Gross unrealized gains	1,133,038		1,396,587
Securities available for sale, Gross unrealized losses	42,755		24,916
Securities available for sale, Estimated fair value	56,634,088		57,740,401
Securities being held to maturity, Amortized cost	2,339,888		2,385,368
Securities being held to maturity, Gross unrealized gains	52,914		47,716
Securities being held to maturity, Gross unrealized losses	367		2,395
Securities being held to maturity, Estimated fair value	2,392,435		2,430,689
UNBC reclassification of CLOs from Securities available for sale to Securities being held to maturity, Fair value					111,895
Unrealized losses before taxes of UNBC collateralized loan obligation at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive loss	27,207		29,539
Tax exempt-conduit debt bonds included in other debt securities	64,790
UNBC reclassification of residential mortgage-backed from Securities available for sale to Securities being held to maturity, Fair value	12,356
Unrealized losses before taxes of UNBC residential mortgage-backed securities at the date of reclassification from Securities available for sale to Securities being held to maturity remaining in Accumulated other comprehensive loss	419
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	48,267,560		48,736,276
Securities available for sale, Gross unrealized gains	207,283		155,010
Securities available for sale, Gross unrealized losses	8,247		8,624
Securities available for sale, Estimated fair value	48,466,596		48,882,662
Securities being held to maturity, Amortized cost	559,864		590,147
Securities being held to maturity, Gross unrealized gains	2,843		4,370
Securities being held to maturity, Estimated fair value	562,707		594,517
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	190,720		173,028
Securities available for sale, Gross unrealized gains	8,511		7,750
Securities available for sale, Estimated fair value	199,231		180,778
Securities being held to maturity, Amortized cost			3,531
Securities being held to maturity, Gross unrealized gains			6
Securities being held to maturity, Estimated fair value			3,537
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	988,962		953,364
Securities available for sale, Gross unrealized gains	20,458		18,606
Securities available for sale, Gross unrealized losses	4,203		742
Securities available for sale, Estimated fair value	1,005,217		971,228
Securities being held to maturity, Amortized cost	406,912		626,871
Securities being held to maturity, Gross unrealized gains	2,476		3,691
Securities being held to maturity, Gross unrealized losses	52		169
Securities being held to maturity, Estimated fair value	409,336		630,393
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	2,190,375		2,460,263
Securities available for sale, Gross unrealized gains	59,940		68,933
Securities available for sale, Gross unrealized losses	1,588		2,639
Securities available for sale, Estimated fair value	2,248,727		2,526,557
Securities being held to maturity, Amortized cost	19,460		59,857
Securities being held to maturity, Gross unrealized gains	206		201
Securities being held to maturity, Gross unrealized losses			14
Securities being held to maturity, Estimated fair value	19,666		60,044
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	968,279		1,129,948
Securities available for sale, Gross unrealized gains	17,314		14,239
Securities available for sale, Gross unrealized losses	3,133		5,602
Securities available for sale, Estimated fair value	982,460		1,138,585
Securities being held to maturity, Amortized cost	85,691
Securities being held to maturity, Gross unrealized gains	256	[1]
Securities being held to maturity, Gross unrealized losses	61
Securities being held to maturity, Estimated fair value	85,886
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	132,813		96,502
Securities available for sale, Gross unrealized gains	4,471		2,512
Securities available for sale, Gross unrealized losses	477		684
Securities available for sale, Estimated fair value	136,807		98,330
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	483,000		503,011
Securities available for sale, Gross unrealized gains	521		401
Securities available for sale, Gross unrealized losses	7		891
Securities available for sale, Estimated fair value	483,514		502,521
Securities being held to maturity, Amortized cost	1,267,961		1,104,890
Securities being held to maturity, Gross unrealized gains	47,133		39,447
Securities being held to maturity, Gross unrealized losses	254	[2]	2,212	[3]
Securities being held to maturity, Estimated fair value	1,314,840		1,142,125
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	65,711	[4]	964
Securities available for sale, Gross unrealized gains	4,640	[4]
Securities available for sale, Gross unrealized losses	5,402	[4]
Securities available for sale, Estimated fair value	64,949	[4]	964
Securities being held to maturity, Amortized cost			72
Securities being held to maturity, Gross unrealized gains			1
Securities being held to maturity, Estimated fair value			73
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Amortized cost	2,256,385		2,315,374
Securities available for sale, Gross unrealized gains	809,900		1,129,136
Securities available for sale, Gross unrealized losses	19,698		5,734
Securities available for sale, Estimated fair value	¥ 3,046,587		¥ 3,438,776

[1]	In addition to above, UNBC reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available for sale to Securities being held to maturity during the six months ended September 30, 2012. As a result of the reclassification, the unrealized gains at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥419 million before taxes at September 30, 2012 and not included in the table above.
[2]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥27,207 million before taxes at September 30, 2012 and not included in the table above.
[3]	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available for sale to Securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated other comprehensive loss in the accompanying condensed consolidated balance sheets was ¥29,539 million before taxes at March 31, 2012 and not included in the table above.
[4]	Other debt securities in the table above include ¥64,790 million of tax-exempt conduit debt bonds.

Investment Securities (Contractual Maturity) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Held to maturity, Amortized cost
Due in one year or less	¥ 700,755
Due from one year to five years	333,791
Due from five years to ten years	970,524
Due after ten years	334,818
Total, Held to maturity, Amortized cost	2,339,888
Held to maturity, Estimated fair value
Due in one year or less	703,227
Due from one year to five years	343,219
Due from five years to ten years	1,006,904
Due after ten years	339,085
Total, Held to maturity, Estimated fair value	2,392,435
Available for sale, Estimated fair value
Due in one year or less	15,438,407
Due from one year to five years	29,024,912
Due from five years to ten years	5,222,749
Due after ten years	3,901,433
Total, Available for sale, Estimated fair value	¥ 53,587,501

Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012 Securities	Mar. 31, 2012 Securities
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	¥ 13,204,752	¥ 16,526,953
Securities available for sale, Unrealized losses, Less than 12 months	34,221	14,203
Securities available for sale, Estimated fair value, 12 months or more	773,978	927,291
Securities available for sale, Unrealized losses, 12 months or more	8,534	10,713
Securities available for sale, Estimated fair value	13,978,730	17,454,244
Securities available for sale, Unrealized losses	42,755	24,916
Securities available for sale, Number of securities	2,229	2,432
Securities being held to maturity, Estimated fair value, Less than 12 months	64,280	232,842
Securities being held to maturity, Unrealized losses, Less than 12 months	114	1,968
Securities being held to maturity, Estimated fair value, 12 months or more	169,206	181,366
Securities being held to maturity, Unrealized losses, 12 months or more	253	427
Securities being held to maturity, Estimated fair value	233,486	414,208
Securities being held to maturity, Unrealized losses	367	2,395
Securities being held to maturity, Number of securities	40	230
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	12,578,648	15,976,426
Securities available for sale, Unrealized losses, Less than 12 months	4,589	3,035
Securities available for sale, Estimated fair value, 12 months or more	583,299	794,870
Securities available for sale, Unrealized losses, 12 months or more	3,658	5,589
Securities available for sale, Estimated fair value	13,161,947	16,771,296
Securities available for sale, Unrealized losses	8,247	8,624
Securities available for sale, Number of securities	47	65
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	125,676	27,255
Securities available for sale, Unrealized losses, Less than 12 months	4,069	674
Securities available for sale, Estimated fair value, 12 months or more	2,766	3,923
Securities available for sale, Unrealized losses, 12 months or more	134	68
Securities available for sale, Estimated fair value	128,442	31,178
Securities available for sale, Unrealized losses	4,203	742
Securities available for sale, Number of securities	109	42
Securities being held to maturity, Estimated fair value, Less than 12 months	11,616	8,229
Securities being held to maturity, Unrealized losses, Less than 12 months	52	2
Securities being held to maturity, Estimated fair value, 12 months or more		60,813
Securities being held to maturity, Unrealized losses, 12 months or more		167
Securities being held to maturity, Estimated fair value	11,616	69,042
Securities being held to maturity, Unrealized losses	52	169
Securities being held to maturity, Number of securities	2	5
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	165,124	273,322
Securities available for sale, Unrealized losses, Less than 12 months	676	1,709
Securities available for sale, Estimated fair value, 12 months or more	136,870	87,770
Securities available for sale, Unrealized losses, 12 months or more	912	930
Securities available for sale, Estimated fair value	301,994	361,092
Securities available for sale, Unrealized losses	1,588	2,639
Securities available for sale, Number of securities	1,746	2,077
Securities being held to maturity, Estimated fair value, Less than 12 months		4,104
Securities being held to maturity, Unrealized losses, Less than 12 months		2
Securities being held to maturity, Estimated fair value, 12 months or more		1,388
Securities being held to maturity, Unrealized losses, 12 months or more		12
Securities being held to maturity, Estimated fair value		5,492
Securities being held to maturity, Unrealized losses		14
Securities being held to maturity, Number of securities		3
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	27,249	128,824
Securities available for sale, Unrealized losses, Less than 12 months	112	2,071
Securities available for sale, Estimated fair value, 12 months or more	35,574	27,536
Securities available for sale, Unrealized losses, 12 months or more	3,021	3,531
Securities available for sale, Estimated fair value	62,823	156,360
Securities available for sale, Unrealized losses	3,133	5,602
Securities available for sale, Number of securities	83	162
Securities being held to maturity, Estimated fair value, Less than 12 months	35,623
Securities being held to maturity, Unrealized losses, Less than 12 months	61
Securities being held to maturity, Estimated fair value	35,623
Securities being held to maturity, Unrealized losses	61
Securities being held to maturity, Number of securities	30
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	9,765	9,683
Securities available for sale, Unrealized losses, Less than 12 months	50	253
Securities available for sale, Estimated fair value, 12 months or more	13,931	12,664
Securities available for sale, Unrealized losses, 12 months or more	427	431
Securities available for sale, Estimated fair value	23,696	22,347
Securities available for sale, Unrealized losses	477	684
Securities available for sale, Number of securities	21	20
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	3,903	9,425
Securities available for sale, Unrealized losses, Less than 12 months	7	891
Securities available for sale, Estimated fair value	3,903	9,425
Securities available for sale, Unrealized losses	7	891
Securities available for sale, Number of securities	6	10
Securities being held to maturity, Estimated fair value, Less than 12 months	17,041	220,509
Securities being held to maturity, Unrealized losses, Less than 12 months	1	1,964
Securities being held to maturity, Estimated fair value, 12 months or more	169,206	119,165
Securities being held to maturity, Unrealized losses, 12 months or more	253	248
Securities being held to maturity, Estimated fair value	186,247	339,674
Securities being held to maturity, Unrealized losses	254	2,212
Securities being held to maturity, Number of securities	8	222
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	35,858
Securities available for sale, Unrealized losses, Less than 12 months	5,402
Securities available for sale, Estimated fair value	35,858
Securities available for sale, Unrealized losses	5,402
Securities available for sale, Number of securities	42
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available for sale, Estimated fair value, Less than 12 months	258,529	102,018
Securities available for sale, Unrealized losses, Less than 12 months	19,316	5,570
Securities available for sale, Estimated fair value, 12 months or more	1,538	528
Securities available for sale, Unrealized losses, 12 months or more	382	164
Securities available for sale, Estimated fair value	260,067	102,546
Securities available for sale, Unrealized losses	¥ 19,698	¥ 5,734
Securities available for sale, Number of securities	175	56

Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of period	¥ 30,066	¥ 35,458
Initial credit impairments	4,152	4,502
Subsequent credit impairments	2,023	2,756
Securities sold or matured	(6,120)	(9,770)
Balance at end of period	¥ 30,121	¥ 32,946

Loans And Allowance For Credit Losses (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Minimum [Member] D	Mar. 31, 2012 Minimum [Member] D	Sep. 30, 2012 Commercial And Residential [Member]	Sep. 30, 2012 Commercial [Member] Minimum [Member] M	Sep. 30, 2012 Commercial [Member] Normal [Member]	Sep. 30, 2012 Commercial [Member] Close Watch [Member]	Sep. 30, 2012 Commercial [Member] Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]	Sep. 30, 2012 Card [Member] Minimum [Member] M	Sep. 30, 2012 UNBC [Member] Minimum [Member] M D	Sep. 30, 2012 Residential [Member] Minimum [Member] M
Financing Receivable, Allowance for Credit Losses [Line Items]
Accruing loans contractually past due, in day			90	90
Loans contractually past due before being placed on nonaccrual status, in month						1				3	3	6
Nonaccrual loans that were modified, amount					¥ 361,000,000,000
Loans contractually past due before becoming defaulted loans, in month						1				1		6
Loans contractually past due before becoming defaulted loans, in day											60
Internal borrower ratings							1-9	10-12	13-15
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		161,435,000,000
All deposits with the Special Fund regarding the Government-led Loan Restructuring Program Collected	¥ 204,956,000,000

Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (99,586)		¥ (91,083)
Total Loans, net	91,850,878	[1]	92,298,243	[1]
Loans held for sale	80,241		46,634
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	67,731,991		68,196,981
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,336,593		11,451,720
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,078,134		1,155,926
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,840,929		11,035,029
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,141,775		3,239,688
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,149,769		8,492,234
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,620,449	[2]	3,511,055	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,344,696		1,284,585
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,883,095		10,390,191
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,336,551		17,636,553
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,218,473		24,192,345
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	544,170		554,933
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,668,833	[2]	4,722,587	[2]
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,559,269		15,675,995
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 3,446,201		¥ 3,238,830

[1]	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

Loans And Allowance For Credit Losses (Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans	¥ 1,265,885	¥ 1,189,835
Restructured loans	972,762	923,129
Accruing loans contractually past due 90 days or more	45,404	65,577
Total	¥ 2,284,051	¥ 2,178,541

Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,241,057	[1]	¥ 1,163,489	[1]
Loans held for sale placed on nonaccrual status	1,000
Loans acquired with deteriorated credit quality placed on nonaccrual status	23,828		26,346
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	886,386		808,757
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	224,727		199,608
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	39,974		39,959
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	139,333		104,690
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	85,636		84,753
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	254,457		237,380
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,239		7,802
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	32,613		33,233
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	47,337		47,931
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	55,070		53,401
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	75,637		69,361
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	134,686		122,270
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	100,475		113,450
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 43,873		¥ 49,651

[1]	The above table does not include loans held for sale of nil and ¥1,000 million at March 31, 2012 and September 30, 2012, respectively, and loans acquired with deteriorated credit quality of ¥26,346 million and ¥23,828 million, at March 31, 2012 and September 30, 2012, respectively.

Loans And Allowance For Credit Losses (Summary Of Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 2,144,027	[1]	¥ 2,031,868
Unpaid principal balance	2,297,406	[1]	2,219,889
Related allowance	935,147	[1]	872,153
Impaired loans held for sales	1,000
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	323,042	[1],[2]	319,679	[2]
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,820,985	[1]	1,712,189
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,451,472		1,324,672
Unpaid principal balance	1,512,998		1,387,029
Related allowance	664,755		616,769
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	289,189	[2]	279,330	[2]
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,162,283		1,045,342
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	446,315		358,478
Unpaid principal balance	464,349		376,393
Related allowance	215,269		187,081
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	53,348	[2]	56,268	[2]
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	392,967		302,210
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	55,701		55,836
Unpaid principal balance	58,686		60,498
Related allowance	27,361		19,986
Commercial [Member] | Domestic [Member] | Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	14,275	[2]	22,034	[2]
Commercial [Member] | Domestic [Member] | Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	41,426		33,802
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	194,809		163,339
Unpaid principal balance	205,264		176,520
Related allowance	51,344		52,165
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	73,781	[2]	50,982	[2]
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	121,028		112,357
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	172,900		176,606
Unpaid principal balance	177,533		182,044
Related allowance	70,620		74,707
Commercial [Member] | Domestic [Member] | Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	37,694	[2]	36,378	[2]
Commercial [Member] | Domestic [Member] | Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	135,206		140,228
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	387,173		368,688
Unpaid principal balance	396,386		375,464
Related allowance	214,843		192,671
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	63,741	[2]	69,051	[2]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	323,432		299,637
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,528		9,671
Unpaid principal balance	11,635		11,777
Related allowance	2,045		2,314
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	200	[2]	253	[2]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,328		9,418
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	50,893		51,611
Unpaid principal balance	53,593		54,063
Related allowance	23,131		23,278
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	13,691	[2]	12,534	[2]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	37,202		39,077
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	58,354		63,101
Unpaid principal balance	60,002		63,336
Related allowance	37,694		40,484
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	9,442	[2]	8,918	[2]
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	48,912		54,183
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	75,799		77,342
Unpaid principal balance	85,550		86,934
Related allowance	22,448		24,083
Commercial [Member] | Domestic [Member] | Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	23,017	[2]	22,912	[2]
Commercial [Member] | Domestic [Member] | Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	52,782		54,430
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	158,781		154,426
Unpaid principal balance	158,819		155,433
Related allowance	93,700		89,049
Commercial [Member] | Foreign-excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	44	[2]	177	[2]
Commercial [Member] | Foreign-excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	158,737		154,249
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,640		34,550
Unpaid principal balance	51,144		56,054
Related allowance	10,817		10,704
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	76	[2]	78	[2]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	33,564		34,472
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	319,291		326,962
Unpaid principal balance	371,999		406,740
Related allowance	119,598		102,892
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	15,799	[2]	23,513	[2]
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	303,492		303,449
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	135,704		146,789
Unpaid principal balance	151,946		164,659
Related allowance	42,853		47,418
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	1,488	[2]	1,666	[2]
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	134,216		145,123
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	45,139		44,469
Unpaid principal balance	50,500		49,974
Related allowance	3,424		5,321
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	16,446	[2]	14,915	[2]
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance	¥ 28,693		¥ 29,554

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,000 million.
[2]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Loans And Allowance For Credit Losses (Summary Of Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	¥ 2,091,533	¥ 1,924,301
Recognized interest income	22,336	20,886
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	1,392,456	1,241,661
Recognized interest income	11,755	10,997
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	404,754	318,863
Recognized interest income	3,424	3,202
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	55,772	66,902
Recognized interest income	571	745
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	180,968	178,685
Recognized interest income	1,381	1,161
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	174,756	175,769
Recognized interest income	1,663	1,709
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	377,918	305,315
Recognized interest income	3,059	2,805
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	9,601	9,884
Recognized interest income	61	29
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	51,252	57,276
Recognized interest income	526	612
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	60,728	54,865
Recognized interest income	438	476
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	76,707	74,102
Recognized interest income	632	258
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	155,974	132,471
Recognized interest income	1,421	395
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	33,963	36,672
Recognized interest income	1,827	1,967
Residential [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	323,282	314,440
Recognized interest income	3,268	3,662
Card [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	141,247	152,234
Recognized interest income	3,423	3,474
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Average recorded loan balance	44,611	46,823
Recognized interest income	¥ 642	¥ 391

Loans And Allowance For Credit Losses (Troubled Debt Restructurings By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012 Contract
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	27,111
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 305,664
Troubled debt restructurings, Post-modification outstanding recorded investment	304,520
Troubled debt restructurings that subsequently defaulted, Number of contracts	3,441
Troubled debt restructurings that subsequently defaulted, Recorded Investment	10,801
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,776
Troubled debt restructurings, Pre-modification outstanding recorded investment	237,366
Troubled debt restructurings, Post-modification outstanding recorded investment	237,366
Troubled debt restructurings that subsequently defaulted, Number of contracts	108
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,382
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	483
Troubled debt restructurings, Pre-modification outstanding recorded investment	141,964
Troubled debt restructurings, Post-modification outstanding recorded investment	141,964
Troubled debt restructurings that subsequently defaulted, Number of contracts	14
Troubled debt restructurings that subsequently defaulted, Recorded Investment	4,981
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	69
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,908
Troubled debt restructurings, Post-modification outstanding recorded investment	4,908
Troubled debt restructurings that subsequently defaulted, Number of contracts	12
Troubled debt restructurings that subsequently defaulted, Recorded Investment	581
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	106
Troubled debt restructurings, Pre-modification outstanding recorded investment	12,766
Troubled debt restructurings, Post-modification outstanding recorded investment	12,766
Troubled debt restructurings that subsequently defaulted, Number of contracts	1
Troubled debt restructurings that subsequently defaulted, Recorded Investment	39
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	166
Troubled debt restructurings, Pre-modification outstanding recorded investment	15,555
Troubled debt restructurings, Post-modification outstanding recorded investment	15,555
Troubled debt restructurings that subsequently defaulted, Number of contracts	10
Troubled debt restructurings that subsequently defaulted, Recorded Investment	168
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	709
Troubled debt restructurings, Pre-modification outstanding recorded investment	50,087
Troubled debt restructurings, Post-modification outstanding recorded investment	50,087
Troubled debt restructurings that subsequently defaulted, Number of contracts	57
Troubled debt restructurings that subsequently defaulted, Recorded Investment	1,985
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	4
Troubled debt restructurings, Pre-modification outstanding recorded investment	883
Troubled debt restructurings, Post-modification outstanding recorded investment	883
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	66
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,450
Troubled debt restructurings, Post-modification outstanding recorded investment	4,450
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	190
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	38
Troubled debt restructurings, Pre-modification outstanding recorded investment	2,620
Troubled debt restructurings, Post-modification outstanding recorded investment	2,620
Troubled debt restructurings that subsequently defaulted, Number of contracts	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	310
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	135
Troubled debt restructurings, Pre-modification outstanding recorded investment	4,133
Troubled debt restructurings, Post-modification outstanding recorded investment	4,133
Troubled debt restructurings that subsequently defaulted, Number of contracts	5
Troubled debt restructurings that subsequently defaulted, Recorded Investment	128
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	11
Troubled debt restructurings, Pre-modification outstanding recorded investment	9,961
Troubled debt restructurings, Post-modification outstanding recorded investment	9,494
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1
Troubled debt restructurings, Pre-modification outstanding recorded investment	524
Troubled debt restructurings, Post-modification outstanding recorded investment	524
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	1,434
Troubled debt restructurings, Pre-modification outstanding recorded investment	31,289
Troubled debt restructurings, Post-modification outstanding recorded investment	31,289
Troubled debt restructurings that subsequently defaulted, Number of contracts	4
Troubled debt restructurings that subsequently defaulted, Recorded Investment	89
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	23,421
Troubled debt restructurings, Pre-modification outstanding recorded investment	14,643
Troubled debt restructurings, Post-modification outstanding recorded investment	14,444
Troubled debt restructurings that subsequently defaulted, Number of contracts	3,321
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,011
UNBC [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Number of contracts	468
Troubled debt restructurings, Pre-modification outstanding recorded investment	11,881
Troubled debt restructurings, Post-modification outstanding recorded investment	11,403
Troubled debt restructurings that subsequently defaulted, Number of contracts	8
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 319

Loans And Allowance For Credit Losses (Credit Quality Indicators Of Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	¥ 96,428		¥ 160,209
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	71,447,929	[1]	71,795,989	[1]
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	51,520,605	[1]	51,743,079	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	11,293,656	[1]	11,439,637	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,076,739	[1]	1,154,942	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,295,582	[1]	10,443,605	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,125,465	[1]	3,223,825	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	8,113,156	[1]	8,460,361	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,620,342	[1]	3,506,584	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,344,090	[1]	1,283,976	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,878,354	[1]	10,385,279	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,773,221	[1]	1,844,870	[1]
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	19,816,369	[1]	19,944,276	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	110,955	[1]	108,634	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	15,366,364	[1]	15,586,918	[1]
Loans, Accrual	15,228,916		15,461,203
Loans, Nonaccrual	137,448		125,715
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	706,583	[1]	757,873	[1]
Loans, Accrual	604,748		642,578
Loans, Nonaccrual	101,835		115,295
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,252,919	[1],[2]	4,041,703	[1],[3]
UNBC [Member] | Risk Ratings Based On The Number Of Delinquencies [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Accrual	1,901,933		1,784,444
Loans, Nonaccrual	26,727		24,022
UNBC [Member] | Risk Ratings Based On Internal Credit Ratings [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Pass	2,209,815		2,083,976
Loans, Criticized	114,444		149,261
Normal [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	64,957,800		65,421,648
Normal [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	46,324,781		46,609,922
Normal [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,794,373		10,139,970
Normal [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	839,445		901,366
Normal [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	9,234,931		9,366,628
Normal [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	2,656,194		2,713,378
Normal [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,101,539		7,434,212
Normal [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	3,218,531		3,065,589
Normal [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,203,626		1,137,182
Normal [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	10,672,147		10,185,274
Normal [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,603,995		1,666,323
Normal [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	18,599,015		18,779,012
Normal [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	34,004		32,714
Close Watch [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	5,509,020		5,478,733
Close Watch [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	4,309,283		4,324,321
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,274,557		1,100,059
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	197,382		213,648
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	921,251		972,220
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	383,635		425,694
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	757,160		788,769
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	394,572		433,192
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	107,851		113,561
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	158,728		152,041
Close Watch [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	114,147		125,137
Close Watch [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	1,142,494		1,099,549
Close Watch [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	57,243		54,863
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	981,109		895,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	886,541		808,836
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	224,726		199,608
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	39,912		39,928
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	139,400		104,757
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	85,636		84,753
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	254,457		237,380
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	7,239		7,803
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	32,613		33,233
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	47,479		47,964
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	55,079		53,410
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	74,860		65,715
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member] | Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade	¥ 19,708		¥ 21,057

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥96,428 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.
[3]	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥160,209 million. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.

Loans And Allowance For Credit Losses (Ages Of Past Due Loans By Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 210,305		¥ 189,990
Loans, greater than 3 months past due	203,247		222,611
Loans, total past due	413,552		412,601
Loans, current	91,257,836		91,713,699
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	91,671,388	[1],[2]	92,126,300	[1],[3]
Loans, greater than 90 days past due and accruing	44,502		64,663
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	3,172		3,690
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	60,202		36,474
Loans, greater than 3 months past due	69,702		68,428
Loans, total past due	129,904		104,902
Loans, current	51,390,701		51,638,177
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	51,520,605	[1],[2]	51,743,079	[1],[3]
Loans, greater than 90 days past due and accruing	7,597		8,064
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	8,411		3,874
Loans, greater than 3 months past due	12,139		7,776
Loans, total past due	20,550		11,650
Loans, current	11,273,106		11,427,987
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,293,656	[1],[2]	11,439,637	[1],[3]
Loans, greater than 90 days past due and accruing	85		19
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,285		1,856
Loans, greater than 3 months past due	1,439		2,474
Loans, total past due	2,724		4,330
Loans, current	1,074,015		1,150,612
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,076,739	[1],[2]	1,154,942	[1],[3]
Loans, greater than 90 days past due and accruing	23		63
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	8,745		6,551
Loans, greater than 3 months past due	13,699		16,413
Loans, total past due	22,444		22,964
Loans, current	10,273,138		10,420,641
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,295,582	[1],[2]	10,443,605	[1],[3]
Loans, greater than 90 days past due and accruing	2,153		2,735
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	4,023		3,739
Loans, greater than 3 months past due	4,478		4,731
Loans, total past due	8,501		8,470
Loans, current	3,116,964		3,215,355
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,125,465	[1],[2]	3,223,825	[1],[3]
Loans, greater than 90 days past due and accruing	113		200
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,858		10,225
Loans, greater than 3 months past due	7,426		10,246
Loans, total past due	31,284		20,471
Loans, current	8,081,872		8,439,890
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,113,156	[1],[2]	8,460,361	[1],[3]
Loans, greater than 90 days past due and accruing	83		71
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3		8
Loans, greater than 3 months past due	182		179
Loans, total past due	185		187
Loans, current	3,620,157		3,506,397
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,620,342	[1],[2]	3,506,584	[1],[3]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,038		4,718
Loans, greater than 3 months past due	5,264		5,939
Loans, total past due	10,302		10,657
Loans, current	1,333,788		1,273,319
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,344,090	[1],[2]	1,283,976	[1],[3]
Loans, greater than 90 days past due and accruing	61		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,516		156
Loans, greater than 3 months past due	14,745		9,644
Loans, total past due	17,261		9,800
Loans, current	10,861,093		10,375,479
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,878,354	[1],[2]	10,385,279	[1],[3]
Loans, greater than 90 days past due and accruing	4		8
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	6,323		5,347
Loans, greater than 3 months past due	10,330		11,026
Loans, total past due	16,653		16,373
Loans, current	1,756,568		1,828,497
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,773,221	[1],[2]	1,844,870	[1],[3]
Loans, greater than 90 days past due and accruing	5,075		4,953
Commercial [Member] | Foreign-excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,538		2,459
Loans, greater than 3 months past due	13,059		26,606
Loans, total past due	20,597		29,065
Loans, current	19,795,772		19,915,211
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	19,816,369	[1],[2]	19,944,276	[1],[3]
Loans, greater than 90 days past due and accruing	206
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	92,596		91,609
Loans, greater than 3 months past due	58,932		57,871
Loans, total past due	151,528		149,480
Loans, current	15,195,970		15,417,904
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,347,498	[1],[2]	15,567,384	[1],[3]
Loans, greater than 90 days past due and accruing	36,633		56,522
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	26,731		29,751
Loans, greater than 3 months past due	39,585		46,695
Loans, total past due	66,316		76,446
Loans, current	626,611		666,978
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	692,927	[1],[2]	743,424	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,238		29,697
Loans, greater than 3 months past due	21,969		23,011
Loans, total past due	45,207		52,708
Loans, current	4,248,782		4,075,429
Total loans, excluding loans held for sale and loans acquired with deteriorated credit quality	4,293,989	[1],[2]	4,128,137	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 66		¥ 77

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
[2]	Total loans of UNBC do not include ¥3,172 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.
[3]	Total loans of UNBC do not include ¥3,690 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality.

Loans And Allowance For Credit Losses (Changes In Allowance For Credit Losses By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	¥ 1,285,507		¥ 1,240,456
Provision for credit losses	80,012		89,342
Charge-offs	76,343		117,598
Recoveries	15,709		22,679
Net charge-offs	60,634		94,919
Others	(3,253)	[1]	(6,722)	[2]
Allowance for credit losses, at end of period	1,301,632		1,228,157
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	984,308		895,611
Provision for credit losses	70,963		69,300
Charge-offs	40,131		65,294
Recoveries	12,193		19,061
Net charge-offs	27,938		46,233
Others	(3,809)	[1]	(5,909)	[2]
Allowance for credit losses, at end of period	1,023,524		912,769
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	171,837		165,215
Provision for credit losses	(1,983)		16,404
Charge-offs	9,921		12,322
Recoveries	224		113
Net charge-offs	9,697		12,209
Allowance for credit losses, at end of period	160,157		169,410
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	68,903		82,607
Provision for credit losses	7,307		19,695
Charge-offs	17,722		23,926
Recoveries	1,387		889
Net charge-offs	16,335		23,037
Allowance for credit losses, at end of period	59,875		79,265
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, at beginning of period	60,459		97,023
Provision for credit losses	3,725		(16,057)
Charge-offs	8,569		16,056
Recoveries	1,905		2,616
Net charge-offs	6,664		13,440
Others	556	[1]	(813)	[2]
Allowance for credit losses, at end of period	¥ 58,076		¥ 66,713

[1]	Others principally include gains or losses from foreign exchange translation.
[2]	Others principally include gains from foreign exchange translation.

Loans And Allowance For Credit Losses (Allowance For Credit Losses And Recorded Investment In Loans By Portfolio Segment) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012		Sep. 30, 2011	Mar. 31, 2011
Allowance for credit losses, Details :
Individually evaluated for impairment	¥ 923,098		¥ 860,330
Collectively evaluated for impairment	337,536		388,786
Loans acquired with deteriorated credit quality	40,998		36,391
Allowance for credit losses, Total	1,301,632		1,285,507		1,228,157	1,240,456
Loans, Details :
Individually evaluated for impairment	2,104,659		1,990,446
Collectively evaluated for impairment	89,569,901		90,139,544
Loans acquired with deteriorated credit quality	195,663		212,702
Loans, Total	91,870,223	[1]	92,342,692	[1]
Commercial [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	758,455		705,818
Collectively evaluated for impairment	227,458		245,916
Loans acquired with deteriorated credit quality	37,611		32,574
Allowance for credit losses, Total	1,023,524		984,308		912,769	895,611
Loans, Details :
Individually evaluated for impairment	1,610,253		1,479,098
Collectively evaluated for impairment	69,726,721		70,208,257
Loans acquired with deteriorated credit quality	110,955		108,634
Loans, Total	71,447,929	[1]	71,795,989	[1]
Residential [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	118,366		101,773
Collectively evaluated for impairment	38,968		67,855
Loans acquired with deteriorated credit quality	2,823		2,209
Allowance for credit losses, Total	160,157		171,837		169,410	165,215
Loans, Details :
Individually evaluated for impairment	314,434		321,074
Collectively evaluated for impairment	15,033,064		15,246,310
Loans acquired with deteriorated credit quality	18,866		19,534
Loans, Total	15,366,364	[1]	15,586,918	[1]
Card [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	42,853		47,418
Collectively evaluated for impairment	16,775		21,158
Loans acquired with deteriorated credit quality	247		327
Allowance for credit losses, Total	59,875		68,903		79,265	82,607
Loans, Details :
Individually evaluated for impairment	134,833		145,805
Collectively evaluated for impairment	558,094		597,619
Loans acquired with deteriorated credit quality	13,656		14,449
Loans, Total	706,583	[1]	757,873	[1]
UNBC [Member]
Allowance for credit losses, Details :
Individually evaluated for impairment	3,424		5,321
Collectively evaluated for impairment	54,335		53,857
Loans acquired with deteriorated credit quality	317		1,281
Allowance for credit losses, Total	58,076		60,459		66,713	97,023
Loans, Details :
Individually evaluated for impairment	45,139		44,469
Collectively evaluated for impairment	4,252,022		4,087,358
Loans acquired with deteriorated credit quality	52,186		70,085
Loans, Total	¥ 4,349,347	[1]	¥ 4,201,912	[1]

[1]	Total loans in the above table do not include loans held for sale and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.

Goodwill And Other Intangible Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)	¥ 235	¥ 27,040
Integrated Retail Banking Business Group [Member] | Contractual Rights [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		8,334
Integrated Trust Assets Business Group [Member] | Customer Relationships [Member]
Intangible Assets [Line Items]
Impairment losses of intangible assets, Indefinite-lived (excluding goodwill)		¥ 18,554

Goodwill And Other Intangible Assets (Schedule Of Changes In Carrying Amount Of Goodwill) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Goodwill [Line Items]
Goodwill, at beginning of period	¥ 2,094,839	¥ 2,103,948
Accumulated impairment losses, at beginning of period	(1,740,556)	(1,740,556)
Goodwill, Net at beginning of period	354,283	363,392
Foreign currency translation adjustments and other	3,834	(2,620)
Goodwill, at end of period	2,098,673	2,101,328
Accumulated impairment losses, at end of period	(1,740,556)	(1,740,556)
Goodwill, Net at end of period	¥ 358,117	¥ 360,772

Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Intangible assets subject to amortization:
Net carrying amount	¥ 855,420	¥ 884,197
Intangible assets not subject to amortization:
Net carrying amount	12,442	12,286
Total intangible assets, Net	867,862	896,483
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other Intangible Assets Not Subject To Amortization [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,405	9,249
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	521,590	526,184
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	193,920	211,618
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	100,358	105,949
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	38,102	38,988
Other Intangible Assets Subject To Amortization [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 1,450	¥ 1,458

Pledged Assets (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Pledged Assets [Line Items]
Investment securities pledged as collateral for acting as a collection agent for public funds	¥ 18,254,235
Cash collateral paid for derivative transactions included in other assets	1,106,095	1,334,968
Cash collateral received for derivative transactions included in other liabilities	¥ 292,570	¥ 272,806

Pledged Assets (Schedule Of Assets Mortgaged Pledged Or Otherwise Subject To Liens) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Pledged Assets [Line Items]
Trading account securities	¥ 10,704,141
Investment securities	6,288,317
Loans	6,843,266
Other	64,728
Total	¥ 23,900,452

Pledged Assets (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Pledged Assets [Line Items]
Deposits	¥ 252,426
Call money and funds purchased	535,193
Payables under repurchase agreements and securities lending transactions	13,039,865
Other short-term borrowings and long-term debt	10,011,755
Other	61,213
Total	¥ 23,900,452

Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 19,361	¥ 20,002
Interest costs on projected benefit obligation	13,550	16,073
Expected return on plan assets	(24,328)	(28,002)
Amortization of net actuarial loss	22,584	14,018
Amortization of prior service cost	(6,155)	(5,270)
Loss on settlement and curtailment	2,472	3,151
Net periodic benefit cost	27,484	19,972
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	3,957	3,036
Interest costs on projected benefit obligation	5,359	5,458
Expected return on plan assets	(7,054)	(7,315)
Amortization of net actuarial loss	3,621	1,922
Amortization of prior service cost	14	15
Loss on settlement and curtailment	85
Net periodic benefit cost	5,982	3,116
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	545	536
Interest costs on projected benefit obligation	559	618
Expected return on plan assets	(514)	(566)
Amortization of net actuarial loss	329	250
Amortization of prior service cost	(28)	(29)
Amortization of net obligation at transition	52	54
Loss on settlement and curtailment	14
Net periodic benefit cost	¥ 957	¥ 863

Severance Indemnities And Pension Plans (Schedule Of Contributions To Plan Assets) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
Sep. 30, 2012
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	¥ 20.6
For the remainder of the fiscal year ending March 31, 2013	19.9
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	13.5
For the remainder of the fiscal year ending March 31, 2013	1
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2012	0.6
For the remainder of the fiscal year ending March 31, 2013	¥ 0.6

Preferred Stock (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Class of Stock [Line Items]
Preferred stock, value	¥ 442,100	¥ 442,100
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, value	442,100	442,100
Preferred Stock [Member] | Preferred Stock, Class 1 [Member]
Class of Stock [Line Items]
Preferred stock, value	122,100	122,100
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Preferred stock, value	125,000	125,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Preferred stock, value	¥ 195,000	¥ 195,000

Preferred Stock (Schedule Of Preferred Stock Authorized And Outstanding) (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Class of Stock [Line Items]
Aggregate amount of liquidation preference	¥ 390,001	¥ 390,001
Preferred Stock [Member] | Preferred Stock, Class 3 [Member]
Class of Stock [Line Items]
Number of shares-authorized	120,000,000	120,000,000
Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding	156,000,000	156,000,000
Aggregate amount of liquidation preference	390,000	390,000
Preferred Stock [Member] | Preferred Stock, Class 6 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 7 [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding	1,000	1,000
Aggregate amount of liquidation preference	¥ 1	¥ 1

Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 596,012	¥ 190,964
Mitsubishi UFJ Financial Group Shareholders' Equity [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income attributable to Mitsubishi UFJ Financial Group	596,012	190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders: Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)		(12,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Other	(307)	(165)
Net transfers to the noncontrolling interest shareholders	(307)	(12,165)
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 595,705	¥ 178,799

Earnings Per Common Share Applicable To Common Shareholders Of Parent (Narrative) (Detail) (Preferred Stock [Member], Preferred Stock, Class 11 [Member], JPY ¥)	Sep. 30, 2012	Sep. 30, 2011
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Earnings Per Share Basic [Line Items]
Conversion price	¥ 865.9	¥ 865.9

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 596,012	¥ 190,964
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Net income available to common shareholders of Mitsubishi UFJ Financial Group	587,042	181,994
Effect of dilutive instruments:
Convertible preferred stock-Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.		(576)
Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 587,042	¥ 181,418
Shares (Denominator):
Weighted average common shares outstanding	14,146,513	14,138,985
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	18,499	14,258
Weighted average common shares for diluted EPS computation	14,165,013	14,153,244
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.5	¥ 12.87
Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 41.44	¥ 12.82

Derivative Financial Instruments (Narrative) (Detail) (JPY ¥)	3 Months Ended	6 Months Ended
	Jun. 30, 2012 Y	Sep. 30, 2012 Interest Rate Swap [Member]	Sep. 30, 2012 Interest Rate Cap 1 [Member]	Sep. 30, 2012 Interest Rate Cap 2 [Member]	Sep. 30, 2012 Credit Derivatives [Member]	Mar. 31, 2012 Credit Derivatives [Member]
General Cash Flow Hedge Information:
Weighted average remaining life of currently active cash flow hedges, year	2
Notional amount of interest rate cash flow hedge derivatives		¥ 515,500,000,000	¥ 79,300,000,000	¥ 237,900,000,000
Derivative, Description of hedged item		Benchmark interest rate on LIBOR indexed loans	Benchmark interest rate on LIBOR indexed borrowings	Benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs
Estimated cash flow hedge gain (loss) reclassified to earnings, net	1,200,000,000
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities					55,000,000,000	2,000,000,000
Notional value of credit protection, offsetting with purchased protection with identical underlying referenced entities					2,796,000,000,000	2,535,000,000,000
Derivative, Credit Risk Related Contingent Features:
Derivative instruments with credit risk related contingent features in a liability position, fair value					3,400,000,000,000	3,600,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral					400,000,000,000	612,000,000,000
Derivative instruments, contingent additional collateral					116,000,000,000	125,000,000,000
Derivative instruments, contingent termination payments					¥ 92,000,000,000	¥ 99,000,000,000

Derivative Financial Instruments (Summary Of Notional Amounts Of Derivative Contracts) (Detail) (JPY ¥) In Trillions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line Items]
Notional amounts of derivatives	¥ 1,034.4	[1]	¥ 1,073.4	[1]
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	891.9	[1]	933.5	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	129.8	[1]	128	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	2.3	[1]	2.4	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	1.9	[1]	1.8	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	6.9	[1]	6.5	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	¥ 1.6	[1]	¥ 1.2	[1]

[1]	Includes both written and purchased position.

Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Derivative [Line Items]
Fair value of derivative assets	¥ 12,591	[1],[2],[3]	¥ 11,558	[1],[2],[3]
Fair value of derivative liabilities	12,339	[1],[2],[3]	11,711	[1],[2],[3]
Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	10,370	[1],[2],[3]	9,064	[1],[2],[3]
Fair value of derivative liabilities	10,383	[1],[2],[3]	9,063	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	1,978	[1],[2],[3]	2,259	[1],[2],[3]
Fair value of derivative liabilities	1,780	[1],[2],[3]	2,458	[1],[2],[3]
Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	50	[1],[2],[3]	58	[1],[2],[3]
Fair value of derivative liabilities	82	[1],[2],[3]	124	[1],[2],[3]
Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	93	[1],[2],[3]	122	[1],[2],[3]
Fair value of derivative liabilities	76	[1],[2],[3]	99	[1],[2],[3]
Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	100	[1],[2],[3]	55	[1],[2],[3]
Fair value of derivative liabilities	104	[1],[2],[3]	50	[1],[2],[3]
Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	(86)	[1],[2],[3],[4]	(83)	[1],[2],[3],[4]
Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[1],[3],[5]
Fair value of derivative liabilities			1	[1],[3],[5]
Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	2	[1],[3],[5]
Fair value of derivative liabilities			1	[1],[3],[5]
Not Designated As Hedging Instrument [Member]
Derivative [Line Items]
Fair value of derivative assets	12,589	[1],[3],[6]	11,558	[1],[3],[6]
Fair value of derivative liabilities	12,339	[1],[3],[6]	11,710	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Interest Rate Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	10,368	[1],[3],[6]	9,064	[1],[3],[6]
Fair value of derivative liabilities	10,383	[1],[3],[6]	9,062	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Foreign Exchange Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	1,978	[1],[3],[6]	2,259	[1],[3],[6]
Fair value of derivative liabilities	1,780	[1],[3],[6]	2,458	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Equity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	50	[1],[3],[6]	58	[1],[3],[6]
Fair value of derivative liabilities	82	[1],[3],[6]	124	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Commodity Contracts [Member]
Derivative [Line Items]
Fair value of derivative assets	93	[1],[3],[6]	122	[1],[3],[6]
Fair value of derivative liabilities	76	[1],[3],[6]	99	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Credit Derivatives [Member]
Derivative [Line Items]
Fair value of derivative assets	100	[1],[3],[6]	55	[1],[3],[6]
Fair value of derivative liabilities	104	[1],[3],[6]	50	[1],[3],[6]
Not Designated As Hedging Instrument [Member] | Other Derivatives [Member]
Derivative [Line Items]
Fair value of derivative liabilities	¥ (86)	[1],[3],[4],[6]	¥ (83)	[1],[3],[4],[6]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
[6]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).

Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Detail) (Not Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 193	¥ 191
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	30	90
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	46
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	13
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(10)	8
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	3	(12)
Foreign Exchange Gains-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Foreign Exchange Gains-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	94	145
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	30	90
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	46
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	13
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(10)	8
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 3	¥ (12)

Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Detail) (Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	¥ 3	¥ (1)
Cash flow hedges, Gains (Losses) reclassified from Accumulated OCI (Effective portion)
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, The amount of gains (losses) recognized in Accumulated OCI on derivative instruments (Effective portion)	3	(1)
Classification of Gains (Losses) reclassified from Accumulated other changes in equity	Interest income	Interest income
Cash flow hedges, Gains (Losses) reclassified from Accumulated OCI (Effective portion)
Cash flow hedges, Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)

Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	¥ 3,512,562		¥ 3,295,922
Credit derivative (asset) liability at estimated fair value	67,205	[1]	3,976	[1]
Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	918,267		984,339
Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,235,633		2,130,916
Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	358,662		180,667
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,718,016		2,628,857
Credit derivative (asset) liability at estimated fair value	57,687	[1]	6,575	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	835,871		866,423
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,713,799		1,630,005
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	168,346		132,429
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,430,298	[2]	2,366,460	[2]
Credit derivative (asset) liability at estimated fair value	38,576	[1],[2]	2,389	[1],[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	693,523	[2]	738,815	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,579,857	[2]	1,496,719	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	156,918	[2]	130,926	[2]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	273,088		236,315
Credit derivative (asset) liability at estimated fair value	19,146	[1]	4,205	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	133,174		111,916
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	128,486		122,896
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Non-Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	11,428		1,503
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	14,630		26,082
Credit derivative (asset) liability at estimated fair value	(35)	[1]	(19)	[1]
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	9,174		15,692
Credit Default Swaps Sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	5,456		10,390
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	794,546		667,065
Credit derivative (asset) liability at estimated fair value	9,518	[1]	(2,599)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	82,396		117,916
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	521,834		500,911
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	190,316		48,238
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	289,808		224,676
Credit derivative (asset) liability at estimated fair value	4,010	[1]	749	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	54,634		60,366
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	63,858		120,072
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	171,316		44,238
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	252,135	[2]	180,499	[2]
Credit derivative (asset) liability at estimated fair value	4,043	[1],[2]	772	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	17,901	[2]	17,129	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	62,918	[2]	119,132	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	171,316	[2]	44,238	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	30,611		36,353
Credit derivative (asset) liability at estimated fair value	(10)	[1]	45	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	29,671		35,413
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	940		940
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,062		7,824
Credit derivative (asset) liability at estimated fair value	(23)	[1]	(68)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | BTMU [Member] | Not Rated [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	7,062		7,824
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	504,738		442,389
Credit derivative (asset) liability at estimated fair value	5,508	[1]	(3,348)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	27,762		57,550
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	457,976		380,839
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	19,000		4,000
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	477,026	[2]	414,106	[2]
Credit derivative (asset) liability at estimated fair value	4,634	[1],[2]	(4,025)	[1],[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	25,599	[2]	51,600	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	432,427	[2]	358,506	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Investment Grade [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	19,000	[2]	4,000	[2]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	14,216		16,032
Credit derivative (asset) liability at estimated fair value	51	[1]	(161)	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	2,163		5,950
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Non-Investment Grade [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	12,053		10,082
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,496		12,251
Credit derivative (asset) liability at estimated fair value	823	[1]	838	[1]
Credit Default Swaps Sold [Member] | Index And Basket Credit Default Swaps Sold [Member] | MUSHD [Member] | Not Rated [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	13,496		12,251
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	27,763	[3]	41,106	[3]
Credit derivative (asset) liability at estimated fair value	(26,308)	[1],[3]	(32,514)	[1],[3]
Credit-Linked Notes [Member] | Expiring In Less Than 1 Year [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	22,500	[3]	15,000	[3]
Credit-Linked Notes [Member] | Expiring In 1-5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	1,242	[3]	12,109	[3]
Credit-Linked Notes [Member] | Expiring In More Than 5 Years [Member]
Credit Derivatives [Line Items]
Notional amount of credit derivatives	¥ 4,021	[3]	¥ 13,997	[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Fair value amounts shown represent the fair value of the hybrid instruments.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 142,671		¥ 166,657
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	3,457		3,502
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	1,936		2,089
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	131,725	[1],[2]	155,720	[1],[2]
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	5,528		5,250
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or notional amount	¥ 25		¥ 96

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.
[2]	Derivative instruments that are deemed to be included within the definition of guarantees as prescribed in the guidance on guarantees include certain written options and credit default swaps.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Detail) (JPY ¥)
In Billions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 5,393		¥ 5,591
Minimum [Member]
Guarantor Obligations [Line Items]
Accruing loans contractually past due, in day	90		90
Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	5,118		5,329
Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	239	[1]	227	[1]
Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	13	[2]	13	[2]
Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	23		22
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,457		3,502
Standby Letters Of Credit And Financial Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	3,242		3,297
Standby Letters Of Credit And Financial Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	192	[1]	185	[1]
Standby Letters Of Credit And Financial Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	12	[2]	12	[2]
Standby Letters Of Credit And Financial Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	11		8
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1,936		2,089
Performance Guarantees [Member] | Normal [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1,876		2,032
Performance Guarantees [Member] | Close Watch [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	47	[1]	42	[1]
Performance Guarantees [Member] | Likely To Become Bankrupt Or Legally / Virtually Bankrupt [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	1	[2]	1	[2]
Performance Guarantees [Member] | Not Rated [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total amount by borrower grade	¥ 12		¥ 14

[1]	Borrowers classified as Close watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans are restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Commitments To Extend Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 63,405	¥ 62,754
Commercial Letters Of Credit [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	704	682
Commitments To Make Investments [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	94	117
Other [Member]
Guarantor Obligations [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments		¥ 16

Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Contingent Liabilities [Line Items]
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction Law	15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction Law	20.00%
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	0.33333
Allowance for repayment of excess interest	¥ 87,921	¥ 99,437

Variable Interest Entities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Amount of cash and due from banks eliminated for consolidated variable interest entities	¥ 108,695	¥ 52,669
Amount of interest-earning deposits in other banks for consolidated variable interest entities	51,767	51,841
Amount of trading account assets eliminated for consolidated variable interest entities	3,083	3,050
Amount of investment securities eliminated for consolidated variable interest entities	6	9
Amount of loans eliminated for consolidated variable interest entities	866,024	923,508
Amount of all other assets eliminated for consolidated variable interest entities	20,795	53,430
Amount of other short-term borrowings eliminated for consolidated variable interest entities	2,741,015	3,104,796
Amount of long-term debt eliminated for consolidated variable interest entities	1,196,796	1,183,281
Amount of all other liabilities eliminated for consolidated variable interest entities	¥ 11,415	¥ 16,080

Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	¥ 111,875	¥ 54,898
Interest-earning deposits in other banks, Consolidated assets	66,055	108,116
Trading account assets, Consolidated assets	1,987,370	1,579,775
Investment securities, Consolidated assets	536,489	530,088
Loans, Consolidated assets	7,523,060	8,024,972
All other assets, Consolidated assets	277,869	353,638
Total assets, Consolidated assets	10,502,718	10,651,487
Deposits, Consolidated liabilities	930,827	965,003
Other short-term borrowings, Consolidated liabilities	4,495,038	4,869,063
Long-term debt, Consolidated liabilities	2,472,015	2,580,748
All other liabilities, Consolidated liabilities	736,846	667,318
Total liabilities, Consolidated liabilities	8,634,726	9,082,132
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	27,810	34,260
Interest-earning deposits in other banks, Consolidated assets	51,757	46,684
Trading account assets, Consolidated assets	3,049	2,181
Investment securities, Consolidated assets	437,421	435,800
Loans, Consolidated assets	4,569,031	4,846,147
All other assets, Consolidated assets	20,199	43,477
Total assets, Consolidated assets	5,109,267	5,408,549
Other short-term borrowings, Consolidated liabilities	4,390,805	4,741,258
Long-term debt, Consolidated liabilities	271,788	222,635
All other liabilities, Consolidated liabilities	453,617	457,823
Total liabilities, Consolidated liabilities	5,116,210	5,421,716
Investment Funds [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	82,466	19,556
Interest-earning deposits in other banks, Consolidated assets	11,312	56,359
Trading account assets, Consolidated assets	1,912,916	1,526,547
Investment securities, Consolidated assets	11,050	11,550
Loans, Consolidated assets	163	172
All other assets, Consolidated assets	136,482	181,678
Total assets, Consolidated assets	2,154,389	1,795,862
Other short-term borrowings, Consolidated liabilities	1,447	1,580
Long-term debt, Consolidated liabilities	12,811	12,989
All other liabilities, Consolidated liabilities	273,015	200,461
Total liabilities, Consolidated liabilities	287,273	215,030
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	1,322	828
Interest-earning deposits in other banks, Consolidated assets	1,712	1,755
Loans, Consolidated assets	144,163	148,764
All other assets, Consolidated assets	14,959	10,006
Total assets, Consolidated assets	162,156	161,353
Other short-term borrowings, Consolidated liabilities	6,445	10,635
Long-term debt, Consolidated liabilities	151,559	147,868
All other liabilities, Consolidated liabilities	2,212	1,134
Total liabilities, Consolidated liabilities	160,216	159,637
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Trading account assets, Consolidated assets	71,277	50,983
Loans, Consolidated assets	3,816	6,620
Total assets, Consolidated assets	75,093	57,603
Long-term debt, Consolidated liabilities	74,366	56,929
All other liabilities, Consolidated liabilities	3,235	1,057
Total liabilities, Consolidated liabilities	77,601	57,986
Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Loans, Consolidated assets	1,892,266	2,050,818
All other assets, Consolidated assets	67,307	80,708
Total assets, Consolidated assets	1,959,573	2,131,526
Other short-term borrowings, Consolidated liabilities	25,600	26,200
Long-term debt, Consolidated liabilities	1,926,992	2,105,666
All other liabilities, Consolidated liabilities	1,088	1,221
Total liabilities, Consolidated liabilities	1,953,680	2,133,087
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Interest-earning deposits in other banks, Consolidated assets	568	2,621
Trading account assets, Consolidated assets	128	64
Investment securities, Consolidated assets	87,928	82,631
Loans, Consolidated assets	842,392	882,499
All other assets, Consolidated assets	5,288	3,972
Total assets, Consolidated assets	936,304	971,787
Deposits, Consolidated liabilities	930,827	965,003
All other liabilities, Consolidated liabilities	3,509	5,434
Total liabilities, Consolidated liabilities	934,336	970,437
Others [Member]
Variable Interest Entity [Line Items]
Cash and due from banks, Consolidated assets	277	254
Interest-earning deposits in other banks, Consolidated assets	706	697
Investment securities, Consolidated assets	90	107
Loans, Consolidated assets	71,229	89,952
All other assets, Consolidated assets	33,634	33,797
Total assets, Consolidated assets	105,936	124,807
Other short-term borrowings, Consolidated liabilities	70,741	89,390
Long-term debt, Consolidated liabilities	34,499	34,661
All other liabilities, Consolidated liabilities	170	188
Total liabilities, Consolidated liabilities	¥ 105,410	¥ 124,239

Variable Interest Entities (Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	¥ 59,939,944	¥ 60,063,392
Maximum exposure, Non-consolidated	8,253,886	8,032,241
Trading account assets, Non-consolidated, On-balance sheet assets	226,378	150,629
Investment securities, Non-consolidated, On-balance sheet assets	1,556,048	1,400,483
Loans, Non-consolidated, On-balance sheet assets	4,858,612	5,093,001
All other assets, Non-consolidated, On-balance sheet assets	2,435	2,079
Total Assets, Non-consolidated, On-balance sheet assets	6,643,473	6,646,192
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,783	6,443
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,783	6,443
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	9,110,394	9,565,475
Maximum exposure, Non-consolidated	2,425,905	2,425,746
Trading account assets, Non-consolidated, On-balance sheet assets	3,151	12,460
Investment securities, Non-consolidated, On-balance sheet assets	205,103	207,361
Loans, Non-consolidated, On-balance sheet assets	1,575,299	1,578,369
Total Assets, Non-consolidated, On-balance sheet assets	1,783,553	1,798,190
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	3,524,201	2,423,629
Maximum exposure, Non-consolidated	433,182	291,889
Trading account assets, Non-consolidated, On-balance sheet assets	25,838	12,261
Investment securities, Non-consolidated, On-balance sheet assets	164,272	91,220
Loans, Non-consolidated, On-balance sheet assets	230,245	179,792
All other assets, Non-consolidated, On-balance sheet assets	983
Total Assets, Non-consolidated, On-balance sheet assets	421,338	283,273
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	15,593,253	17,110,493
Maximum exposure, Non-consolidated	2,461,084	2,431,871
Trading account assets, Non-consolidated, On-balance sheet assets	73,097	72,140
Investment securities, Non-consolidated, On-balance sheet assets	33,207	41,510
Loans, Non-consolidated, On-balance sheet assets	1,789,194	1,928,409
All other assets, Non-consolidated, On-balance sheet assets	1,452	2,079
Total Assets, Non-consolidated, On-balance sheet assets	1,896,950	2,044,138
All other liabilities, Non-consolidated, On-balance sheet liabilities	13
Total liabilities, Non-consolidated, On-balance sheet liabilities	13
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	12,514,678	13,362,168
Maximum exposure, Non-consolidated	1,265,111	1,199,028
Trading account assets, Non-consolidated, On-balance sheet assets	81,653	48,851
Investment securities, Non-consolidated, On-balance sheet assets	875,480	769,109
Loans, Non-consolidated, On-balance sheet assets	266,067	336,731
Total Assets, Non-consolidated, On-balance sheet assets	1,223,200	1,154,691
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	14,467	23,451
Maximum exposure, Non-consolidated	13,630	24,875
Loans, Non-consolidated, On-balance sheet assets	12,740	23,940
Total Assets, Non-consolidated, On-balance sheet assets	12,740	23,940
All other liabilities, Non-consolidated, On-balance sheet liabilities	5,736	5,919
Total liabilities, Non-consolidated, On-balance sheet liabilities	5,736	5,919
Others [Member]
Variable Interest Entity [Line Items]
Total assets of non-consolidated variable interest entities	19,182,951	17,578,176
Maximum exposure, Non-consolidated	1,654,974	1,658,832
Trading account assets, Non-consolidated, On-balance sheet assets	42,639	4,917
Investment securities, Non-consolidated, On-balance sheet assets	277,986	291,283
Loans, Non-consolidated, On-balance sheet assets	985,067	1,045,760
Total Assets, Non-consolidated, On-balance sheet assets	1,305,692	1,341,960
All other liabilities, Non-consolidated, On-balance sheet liabilities	34	524
Total liabilities, Non-consolidated, On-balance sheet liabilities	¥ 34	¥ 524

Business Segments (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012 Integrated Global Business Group [Member]	Sep. 30, 2011 Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500
Decrease in operating profit due to a change in the managerial accounting method		¥ 8.2

Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Net revenue	¥ 1,874.1		¥ 1,836.6
Operating expenses	1,073		1,050.5
Operating profit (loss)	801.1		786.1
BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	1,246.7		1,207.1
Net revenue, Net interest income	630.5		649
Net revenue, Net fees	265.1		263.1
Net revenue, Other	351.1		295
Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	627.4	[1]	629.5	[1]
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	586.9		619.9
Operating expenses	452.9		454.6
Operating profit (loss)	134		165.3
Integrated Retail Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	278.4		294.4
Net revenue, Net interest income	219		236.5
Net revenue, Net fees	55.1		52.8
Net revenue, Other	4.3		5.1
Integrated Retail Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	308.5	[1]	325.5	[1]
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	421.5		430.1
Operating expenses	218.2		222.9
Operating profit (loss)	203.3		207.2
Integrated Corporate Banking Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	373.3		385
Net revenue, Net interest income	195.4		201.3
Net revenue, Net fees	152.3		151.4
Net revenue, Other	25.6		32.3
Integrated Corporate Banking Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	48.2	[1]	45.1	[1]
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	67		72.1
Operating expenses	43.3		43.7
Operating profit (loss)	23.7		28.4
Integrated Trust Assets Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	26.8		28.6
Net revenue, Net fees	26.8		28.6
Integrated Trust Assets Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	40.2	[1]	43.5	[1]
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	322.2		301.7
Operating expenses	204.3		186.9
Operating profit (loss)	117.9		114.8
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	191.4		166
Operating expenses	112.3		96.3
Operating profit (loss)	79.1		69.7
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	130.8		135.7
Operating expenses	92		90.6
Operating profit (loss)	38.8		45.1
Integrated Global Business Group [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	143.4		126.2
Net revenue, Net interest income	71.4		53.4
Net revenue, Net fees	58.3		52.8
Net revenue, Other	13.7		20
Integrated Global Business Group [Member] | BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	143.4		126.2
Net revenue, Net interest income	71.4		53.4
Net revenue, Net fees	58.3		52.8
Net revenue, Other	13.7		20
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	178.8	[1]	175.5	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	48	[1]	39.8	[1]
Integrated Global Business Group [Member] | Other Than BTMU And MUTB [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	130.8	[1]	135.7	[1]
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	460.9		404.1
Operating expenses	65.1		63.9
Operating profit (loss)	395.8		340.2
Global Markets [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	413.4		368.9
Net revenue, Net interest income	114.7		133.2
Net revenue, Net fees	(10.4)		(7.9)
Net revenue, Other	309.1		243.6
Global Markets [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	47.5	[1]	35.2	[1]
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	15.6		8.7
Operating expenses	89.2		78.5
Operating profit (loss)	(73.6)		(69.8)
Other [Member] | BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	11.4		4
Net revenue, Net interest income	30		24.6
Net revenue, Net fees	(17)		(14.6)
Net revenue, Other	(1.6)		(6)
Other [Member] | Other Than BTMU And MUTB [Member]
Segment Reporting Information [Line Items]
Net revenue	¥ 4.2	[1]	¥ 4.7	[1]

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 801,100,000,000	¥ 786,100,000,000
Provision for credit losses	(80,000,000,000)	(89,000,000,000)
Foreign exchange gains-net	46,000,000,000	78,000,000,000
Trading account profits-net	162,000,000,000	330,000,000,000
Equity investment securities losses-net	(98,000,000,000)	(118,000,000,000)
Debt investment securities losses-net	(139,000,000,000)	(119,000,000,000)
Equity in earnings (losses) of equity method investees-net	10,000,000,000	(515,000,000,000)
Impairment of intangible assets		(27,000,000,000)
Other-net	(18,000,000,000)	68,000,000,000
Income before income tax expense	¥ 683,604,000,000	¥ 394,016,000,000

Fair Value (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Fair Value [Line Items]
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 546	¥ 570
Carrying amounts of investments in equity method investees	¥ 1,034	¥ 1,131
Hedge Funds [Member] | Minimum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	30
Hedge Funds [Member] | Maximum [Member]
Fair Value [Line Items]
Advance notice period of redeemable investment, day	90
Private Equity Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	10
Real Estate Funds [Member]
Fair Value [Line Items]
Estimated period of underlying investments that would be liquidated, year	4

Fair Value (Fair Value Of Assets And Liabilities By Level Measured On Recurring Basis) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Liabilities:
Obligation to return securities received as collateral	¥ 3,410,557		¥ 3,639,838
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	24,670,800	[1]	23,395,101	[1]
Trading account assets, Trading derivative assets	12,588,622		11,558,144
Investment securities, Securities available for sale	56,634,088		57,740,401
Investment securities, Other investment securities	31,507		33,432
Other Assets	688,002	[2],[3]	817,773	[2],[3]
Assets at fair value, Total	94,613,019		93,544,851
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	150,311		174,018
Trading account liabilities, Trading derivative liabilities	12,424,937		11,793,164
Obligation to return securities received as collateral	3,410,557		3,639,838
Other liabilities	470,727	[4]	471,996	[4]
Liabilities at fair value, Total	16,456,532		16,079,016
Trading securities classified as equity securities valued at net asset value	41,241		124,627
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,748		5,841
Real estate funds classified as other assets valued at net asset value	5,761		6,046
Hedged funds classified as other assets valued at net asset value	4,933		4,724
Private equity funds classified as other assets valued at net asset value	3,111		3,182
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,477		1,589
Unfunded commitment of hedged funds classified as other assets valued at net asset value	1,025		1,743
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,043		2,125
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	14,025,799	[1]	17,002,246	[1]
Trading account assets, Trading derivative assets	31,530		48,335
Investment securities, Securities available for sale	50,641,729		51,896,943
Other Assets	505,447	[2],[3]	588,753	[2],[3]
Assets at fair value, Total	65,204,505		69,536,277
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	144,563		172,000
Trading account liabilities, Trading derivative liabilities	77,747		112,961
Obligation to return securities received as collateral	3,235,046		3,441,984
Liabilities at fair value, Total	3,457,356		3,726,945
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	10,000,930	[1]	5,316,198	[1]
Trading account assets, Trading derivative assets	12,468,522		11,424,275
Investment securities, Securities available for sale	5,614,637		4,170,071
Investment securities, Other investment securities	1,108		1,111
Other Assets	172,592	[2],[3]	218,652	[2],[3]
Assets at fair value, Total	28,257,789		21,130,307
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased	5,748		2,018
Trading account liabilities, Trading derivative liabilities	12,236,012		11,567,211
Obligation to return securities received as collateral	175,511		197,854
Other liabilities	420,996	[4]	428,460	[4]
Liabilities at fair value, Total	12,838,267		12,195,543
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	644,071	[1]	1,076,657	[1]
Trading account assets, Trading derivative assets	88,570		85,534
Investment securities, Securities available for sale	377,722		1,673,387
Investment securities, Other investment securities	30,399		32,321
Other Assets	9,963	[2],[3]	10,368	[2],[3]
Assets at fair value, Total	1,150,725		2,878,267
Liabilities:
Trading account liabilities, Trading derivative liabilities	111,178		112,992
Other liabilities	49,731	[4]	43,536	[4]
Liabilities at fair value, Total	160,909		156,528
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	10,367,822		9,063,428
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,383,365		9,062,122
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	3,889		9,558
Liabilities:
Trading account liabilities, Trading derivative liabilities	34,430		32,546
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	10,349,588		9,038,950
Liabilities:
Trading account liabilities, Trading derivative liabilities	10,301,301		8,969,752
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	14,345		14,920
Liabilities:
Trading account liabilities, Trading derivative liabilities	47,634		59,824
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	1,978,118		2,259,167
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,779,582		2,457,773
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	1,084		212
Liabilities:
Trading account liabilities, Trading derivative liabilities	663		105
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	1,917,901		2,192,691
Liabilities:
Trading account liabilities, Trading derivative liabilities	1,737,419		2,415,311
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	59,133		66,264
Liabilities:
Trading account liabilities, Trading derivative liabilities	41,500		42,357
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	49,879		58,481
Liabilities:
Trading account liabilities, Trading derivative liabilities	81,522		124,473
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	15,693		15,987
Liabilities:
Trading account liabilities, Trading derivative liabilities	17,941		58,413
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	23,753		39,877
Liabilities:
Trading account liabilities, Trading derivative liabilities	45,417		56,424
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	10,433		2,617
Liabilities:
Trading account liabilities, Trading derivative liabilities	18,164		9,636
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	93,254		121,941
Liabilities:
Trading account liabilities, Trading derivative liabilities	76,205		98,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets	10,864		22,578
Liabilities:
Trading account liabilities, Trading derivative liabilities	24,713		21,897
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	79,204		98,424
Liabilities:
Trading account liabilities, Trading derivative liabilities	47,845		76,044
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	3,186		939
Liabilities:
Trading account liabilities, Trading derivative liabilities	3,647		777
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	99,549		55,127
Liabilities:
Trading account liabilities, Trading derivative liabilities	104,263		50,078
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets	98,076		54,333
Liabilities:
Trading account liabilities, Trading derivative liabilities	104,030		49,680
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets	1,473		794
Liabilities:
Trading account liabilities, Trading derivative liabilities	233		398
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities	4,104,128		3,687,579
Investment securities, Securities available for sale	48,466,596		48,882,663
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	3,932,153		3,519,918
Investment securities, Securities available for sale	47,418,049		47,880,896
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	171,975		167,661
Investment securities, Securities available for sale	1,048,547		1,001,767
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities	109,442		113,798
Investment securities, Securities available for sale	199,231		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	109,442		113,798
Investment securities, Securities available for sale	199,231		180,778
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities	11,176,442		10,740,486
Investment securities, Securities available for sale	1,005,217		971,227
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	9,262,384		9,009,412
Investment securities, Securities available for sale	272,832		699,034
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,827,058		1,581,343
Investment securities, Securities available for sale	578,154		141,473
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	87,000		149,731
Investment securities, Securities available for sale	154,231		130,720
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities	2,414,968		2,238,669
Investment securities, Securities available for sale	2,248,727		2,526,557
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	2,266,793		1,736,774
Investment securities, Securities available for sale	2,142,381		1,066,068
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	148,175		501,895
Investment securities, Securities available for sale	106,346		1,460,489
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Trading account assets, Trading securities	4,115,085		3,863,535
Investment securities, Securities available for sale	982,460		1,138,585
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities			3,548,998
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	4,105,977		304,413
Investment securities, Securities available for sale	958,343		1,116,234
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	9,108		10,124
Investment securities, Securities available for sale	24,117		22,351
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Assets:
Investment securities, Securities available for sale	136,807		98,330
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	135,311		94,528
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	1,496		3,802
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets:
Trading account assets, Trading securities	401,952		447,774
Investment securities, Securities available for sale	483,514		502,521
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	40,400		52,576
Investment securities, Securities available for sale	456,965		447,574
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	361,552		395,198
Investment securities, Securities available for sale	26,549		54,947
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities	29,157		10,725
Investment securities, Securities available for sale	64,949		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	9,580		10,725
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	19,577
Investment securities, Securities available for sale	64,949		964
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities	1,162,896		947,451
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	1,162,896		947,451
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	1,156,730	[5]	1,345,084	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	831,262	[5]	923,918	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	306,809	[5]	401,457	[5]
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	18,659	[5]	19,709	[5]
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Securities available for sale	3,046,587		3,438,776
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Securities available for sale	2,950,848		3,317,013
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Securities available for sale	95,705		121,649
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Securities available for sale	¥ 34		¥ 114

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2012 were ¥6,046 million, ¥4,724 million and ¥3,182 million, respectively, and those at September 30, 2012 were ¥5,761 million, ¥4,933 million and ¥3,111 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2012 were ¥1,589 million, ¥1,743 million and ¥2,125 million, respectively, and those at September 30, 2012 were ¥1,477 million, ¥1,025 million and ¥2,043 million, respectively.
[3]	Mainly include receivables under resale agreements, securities received as collateral under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[5]	Includes investments valued at net asset value of ¥124,627 million and ¥41,241 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments at March 31, 2012 and September 30, 2012 were ¥5,841 million and ¥5,748 million, respectively. These investments were mainly hedge funds.

Fair Value (Transfers Between Level 1 And Level 2) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets		[1]
Transfers out of Level 2 into Level 1, Assets	4,579	[1]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	3,247,522	[1]
Transfers out of Level 2 into Level 1, Assets		[1]
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	4,088	[1]
Transfers out of Level 2 into Level 1, Assets		[1]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	413,515	[1]
Transfers out of Level 2 into Level 1, Assets		[1]
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Assets:
Transfers out of Level 1 into Level 2, Assets	12,187	[1]
Transfers out of Level 2 into Level 1, Assets	¥ 6,508	[1]

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.

Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	¥ 2,765,275		¥ 3,355,083
Total gains (losses) for the period included in earnings, Assets	688		(36,253)
Total gains (losses) for the period included in other comprehensive income, Assets	(3,471)		2,465
Purchases, Assets	409,644		531,171
Issues, Assets	(1,403)		(1,408)
Sales, Assets	(204,823)		(248,887)
Settlements, Assets	(394,691)		(490,966)
Transfer into Level 3, Assets	153,972	[1]	159,092	[1]
Transfer out of Level 3, Assets	(1,685,644)	[1]	(221,622)	[1]
Level 3 Assets, ending balance	1,039,547		3,048,675
Change in unrealized gains (losses) included in earnings for assets still held at period end	971		(32,035)
Level 3 liabilities, beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(11,290)		(9,806)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,400)		(3,576)
Purchases, Liabilities
Issues, Liabilities	410		1,620
Sales, Liabilities
Settlements, Liabilities	(9,566)		(9,856)
Transfer into Level 3, Liabilities	661	[1]	186	[1]
Transfer out of Level 3, Liabilities			(102)	[1]
Level 3 liabilities, ending balance	49,731		23,413
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	172		7,176
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	223,938
Securities available for sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount	1,209,272
Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, beginning balance	43,536		18,183
Total gains (losses) for the period included in earnings, Liabilities	(11,290)	[2]	(9,806)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(3,400)		(3,576)
Purchases, Liabilities
Issues, Liabilities	410		1,620
Sales, Liabilities
Settlements, Liabilities	(9,566)		(9,856)
Transfer into Level 3, Liabilities	661	[1]	186	[1]
Transfer out of Level 3, Liabilities			(102)	[1]
Level 3 liabilities, ending balance	49,731		23,413
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	172	[2]	7,176	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,076,657	[3]	1,137,411	[3]
Total gains (losses) for the period included in earnings, Assets	(12,852)	[3],[4]	(46,610)	[3],[4]
Purchases, Assets	293,954	[3]	344,148	[3]
Sales, Assets	(192,767)	[3]	(231,699)	[3]
Settlements, Assets	(202,467)	[3]	(123,913)	[3]
Transfer into Level 3, Assets	31,937	[1],[3]	28,366	[1],[3]
Transfer out of Level 3, Assets	(350,391)	[1],[3]	(46,919)	[1],[3]
Level 3 Assets, ending balance	644,071	[3]	1,060,784	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(15,406)	[3],[4]	(37,384)	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	149,731		115,557
Total gains (losses) for the period included in earnings, Assets	(403)		35
Purchases, Assets	111,905		136,428
Sales, Assets	(121,520)		(99,616)
Settlements, Assets	(18,759)		(37,304)
Transfer into Level 3, Assets	12,149	[1]	5,993	[1]
Transfer out of Level 3, Assets	(46,103)	[1]
Level 3 Assets, ending balance	87,000		121,093
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,160)		(777)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	501,895		554,364
Total gains (losses) for the period included in earnings, Assets	(2,103)		(21,480)
Purchases, Assets	39,141		62,353
Sales, Assets	(1,739)		(26,142)
Settlements, Assets	(125,625)		(44,358)
Transfer into Level 3, Assets	19,787	[1],[5]	22,341	[1],[5]
Transfer out of Level 3, Assets	(283,181)	[1],[5],[6]	(44,508)	[1],[5]
Level 3 Assets, ending balance	148,175		502,570
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,245)		(20,603)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	10,124		53,688
Total gains (losses) for the period included in earnings, Assets	108		(8,212)
Purchases, Assets			3
Sales, Assets			(22,845)
Settlements, Assets	(1,124)		(3,425)
Level 3 Assets, ending balance	9,108		19,209
Change in unrealized gains (losses) included in earnings for assets still held at period end	84		(2,691)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance			39,076
Total gains (losses) for the period included in earnings, Assets			(2,978)
Purchases, Assets			13,458
Sales, Assets			(34,146)
Settlements, Assets			(1,973)
Level 3 Assets, ending balance			13,437
Change in unrealized gains (losses) included in earnings for assets still held at period end			889
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	395,198		353,835
Total gains (losses) for the period included in earnings, Assets	(12,114)		(16,241)
Purchases, Assets	119,110		131,685
Sales, Assets	(62,576)		(46,003)
Settlements, Assets	(56,959)		(36,678)
Transfer out of Level 3, Assets	(21,107)	[1]	(2,411)	[1]
Level 3 Assets, ending balance	361,552		384,187
Change in unrealized gains (losses) included in earnings for assets still held at period end	(12,337)		(14,874)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total gains (losses) for the period included in earnings, Assets	(397)
Purchases, Assets	19,974
Level 3 Assets, ending balance	19,577
Change in unrealized gains (losses) included in earnings for assets still held at period end	(397)
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	19,709		20,891
Total gains (losses) for the period included in earnings, Assets	2,057		2,266
Purchases, Assets	3,824		221
Sales, Assets	(6,932)		(2,947)
Settlements, Assets			(175)
Transfer into Level 3, Assets	1	[1]	32	[1]
Level 3 Assets, ending balance	18,659		20,288
Change in unrealized gains (losses) included in earnings for assets still held at period end	649		672
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(27,458)		(36,851)
Total gains (losses) for the period included in earnings, Assets	14,152	[4]	8,887	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(1,323)		(1,182)
Purchases, Assets	503		92
Issues, Assets	(1,403)		(1,408)
Settlements, Assets	(16,250)		(8,880)
Transfer into Level 3, Assets	15,911	[1]	28,751	[1]
Transfer out of Level 3, Assets	(6,740)	[1]	(10,330)	[1]
Level 3 Assets, ending balance	(22,608)		(20,921)
Change in unrealized gains (losses) included in earnings for assets still held at period end	22,298	[4]	14,289	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(44,904)		(59,958)
Total gains (losses) for the period included in earnings, Assets	13,434		6,142
Total gains (losses) for the period included in other comprehensive income, Assets	31		(17)
Purchases, Assets	11
Issues, Assets	(29)		(14)
Settlements, Assets	(4,730)		(1,870)
Transfer into Level 3, Assets	2,948	[1]	2,875	[1]
Transfer out of Level 3, Assets	(50)	[1]	(684)	[1]
Level 3 Assets, ending balance	(33,289)		(53,526)
Change in unrealized gains (losses) included in earnings for assets still held at period end	6,246		(577)
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	23,907		32,911
Total gains (losses) for the period included in earnings, Assets	467		88
Total gains (losses) for the period included in other comprehensive income, Assets	(1,351)		(1,177)
Purchases, Assets	100		86
Issues, Assets	(992)		(1,383)
Settlements, Assets	(11,354)		(6,657)
Transfer into Level 3, Assets	13,546	[1]	25,841	[1]
Transfer out of Level 3, Assets	(6,690)	[1]	(8,911)	[1]
Level 3 Assets, ending balance	17,633		40,798
Change in unrealized gains (losses) included in earnings for assets still held at period end	16,333		10,969
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	(7,019)		(10,481)
Total gains (losses) for the period included in earnings, Assets	(401)		2,395
Total gains (losses) for the period included in other comprehensive income, Assets	(20)		1
Purchases, Assets	13
Issues, Assets	(3)		(5)
Settlements, Assets	(301)		(273)
Level 3 Assets, ending balance	(7,731)		(8,363)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(923)		5,188
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	162		979
Total gains (losses) for the period included in earnings, Assets	38		46
Total gains (losses) for the period included in other comprehensive income, Assets	7
Purchases, Assets	379		6
Issues, Assets	(379)		(6)
Settlements, Assets	(85)		(128)
Transfer into Level 3, Assets	(583)	[1]	35	[1]
Transfer out of Level 3, Assets			(735)	[1]
Level 3 Assets, ending balance	(461)		197
Change in unrealized gains (losses) included in earnings for assets still held at period end	38		31
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	396		(302)
Total gains (losses) for the period included in earnings, Assets	614		216
Total gains (losses) for the period included in other comprehensive income, Assets	10		11
Settlements, Assets	220		48
Level 3 Assets, ending balance	1,240		(27)
Change in unrealized gains (losses) included in earnings for assets still held at period end	604		(1,322)
Investment Securities, Securities Available For Sales [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,673,387		2,203,312
Total gains (losses) for the period included in earnings, Assets	510	[7]	1,624	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	(2,163)		3,663
Purchases, Assets	114,994		185,684
Sales, Assets	(10,931)		(12,786)
Settlements, Assets	(175,974)		(358,150)
Transfer into Level 3, Assets	106,124	[1]	101,975	[1]
Transfer out of Level 3, Assets	(1,328,225)	[1]	(163,840)	[1]
Level 3 Assets, ending balance	377,722		1,961,482
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,531)	[7]	(7,546)	[7]
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance			1,054
Total gains (losses) for the period included in other comprehensive income, Assets			(1)
Settlements, Assets			(70)
Level 3 Assets, ending balance			983
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	130,720		130,409
Total gains (losses) for the period included in earnings, Assets			(294)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,031)		2,346
Purchases, Assets	26,310		3,485
Sales, Assets	(31)		(106)
Settlements, Assets	(1,737)		(61)
Level 3 Assets, ending balance	154,231		135,779
Change in unrealized gains (losses) included in earnings for assets still held at period end			(212)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	1,460,489		2,007,972
Total gains (losses) for the period included in earnings, Assets	(158)		1,795
Total gains (losses) for the period included in other comprehensive income, Assets	(1,472)		1,643
Purchases, Assets	11,370		140,342
Sales, Assets	(10,820)		(12,472)
Settlements, Assets	(130,962)		(340,299)
Transfer into Level 3, Assets	106,124	[1],[5]	101,975	[1],[5]
Transfer out of Level 3, Assets	(1,328,225)	[1],[5],[6]	(163,840)	[1],[5]
Level 3 Assets, ending balance	106,346		1,737,116
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4,506)		(7,092)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	22,351		23,783
Total gains (losses) for the period included in earnings, Assets	(15)		(10)
Total gains (losses) for the period included in other comprehensive income, Assets	58		43
Purchases, Assets	4,500		2,999
Sales, Assets			(206)
Settlements, Assets	(2,777)		(2,133)
Level 3 Assets, ending balance	24,117		24,476
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	3,802		8,147
Total gains (losses) for the period included in earnings, Assets	76		106
Total gains (losses) for the period included in other comprehensive income, Assets	99		311
Settlements, Assets	(2,481)		(2,980)
Level 3 Assets, ending balance	1,496		5,584
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	54,947		30,792
Total gains (losses) for the period included in earnings, Assets	652		65
Total gains (losses) for the period included in other comprehensive income, Assets	1,294		(686)
Purchases, Assets	7,673		38,858
Settlements, Assets	(38,017)		(12,607)
Level 3 Assets, ending balance	26,549		56,422
Change in unrealized gains (losses) included in earnings for assets still held at period end	21		(203)
Investment Securities, Securities Available For Sales [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	964		960
Total gains (losses) for the period included in earnings, Assets	(43)		(38)
Total gains (losses) for the period included in other comprehensive income, Assets	(1,113)
Purchases, Assets	65,141
Level 3 Assets, ending balance	64,949		922
Change in unrealized gains (losses) included in earnings for assets still held at period end	(43)		(38)
Investment Securities, Securities Available For Sales [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	114		195
Total gains (losses) for the period included in earnings, Assets	(2)
Total gains (losses) for the period included in other comprehensive income, Assets	2		7
Sales, Assets	(80)		(2)
Level 3 Assets, ending balance	34		200
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2)
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	32,321		35,908
Total gains (losses) for the period included in earnings, Assets	(928)	[2]	(496)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets	15		(16)
Purchases, Assets	193		844
Sales, Assets	(914)		(4,364)
Settlements, Assets			(12)
Transfer out of Level 3, Assets	(288)	[1]	(245)	[1]
Level 3 Assets, ending balance	30,399		31,619
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,196)	[2]	(684)	[2]
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 Assets, beginning balance	10,368		15,303
Total gains (losses) for the period included in earnings, Assets	(194)	[2]	342	[2]
Purchases, Assets			403
Sales, Assets	(211)		(38)
Settlements, Assets			(11)
Transfer out of Level 3, Assets			(288)	[1]
Level 3 Assets, ending balance	9,963		15,711
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ (194)	[2]	¥ (710)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits-net and in Foreign exchange gains-net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading securities amounted to ¥223,938 million and securities available for sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in estimate of the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains (losses)-net.

Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012	Sep. 30, 2012 Level 3 [Member]	Mar. 31, 2012 Level 3 [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Foreign Governments And Official Institutions Bonds [Member] Return On Equity Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Monte Carlo Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Discounted Cash Flow [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Corporate Bonds [Member] Internal Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]	Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Minimum [Member]
Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Discounted Cash Flow [Member]
Maximum [Member]
Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Model [Member]
Minimum [Member]
Sep. 30, 2012
Level 3 [Member]
Trading Securities and Investment Securities [Member]
Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member]
Model [Member]
Maximum [Member]
																												Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member]		Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Return On Equity Method [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Securities and Investment Securities [Member] Other Debt Securities [Member] Discounted Cash Flow [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Interest Rate Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Foreign Exchange Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Equity Contracts [Member] Option Model [Member] Maximum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member]		Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Minimum [Member]	Sep. 30, 2012 Level 3 [Member] Trading Account Assets, Trading Derivatives [Member] Credit Derivatives [Member] Option Model [Member] Maximum [Member]
Fair Value Inputs Assets Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	¥ 94,613,019	¥ 93,544,851	¥ 1,150,725	¥ 2,878,267	¥ 64,128	[1]					¥ 65,499	[1]								¥ 213,106	[1]							¥ 83,605	[1]
Trading derivatives-net at fair value																																	¥ (35,769)	[1]			¥ 17,633	[1]			¥ (7,731)	[1]				¥ 1,240	[1]
Significant unobservable inputs
Fair value inputs, Correlation between interest rate and foreign exchange rate							35.90%	52.40%						35.90%	45.30%																				35.90%	60.00%			21.10%	69.90%
Fair value inputs, Correlation between interest rates							42.20%	62.90%					62.90%																						28.60%	98.00%			28.20%	80.60%
Fair value inputs, Probability of default									0.10%	4.50%						0.10%	17.20%					0.00%	4.10%	0.00%		92.10%				0.10%	4.50%				0.20%	17.20%			11.10%	17.20%
Fair value inputs, Recovery rate									40.00%	99.00%						14.00%	78.40%					0.00%	30.00%	45.40%		71.70%				40.00%	99.00%				40.00%	50.00%			40.00%	50.00%								36.80%
Fair value inputs, Market-required return on capital									15.00%	17.00%																				15.00%	17.00%
Fair value inputs, Discount factor																0.40%	7.30%					0.80%	1.00%	1.30%		6.40%
Fair value inputs, Liquidity premium																		1.50%	2.50%													0.80%
Fair value inputs, Prepayment rate																						6.20%	15.20%	3.40%		27.10%									0.00%	2.30%
Fair value inputs, Asset correlations																								10.00%		13.00%
Fair value inputs, Blend ratio																								0.00%	[2]	90.00%	[2]
Fair value inputs, Volatility																																			24.00%	39.70%							48.00%
Fair value inputs, Correlation between underlying assets																																							42.70%	85.00%									10.90%	96.30%
Fair value inputs, Correlation between interest rate and equity																																												10.60%	50.00%

[1]	Fair value as of September 30, 2012 excludes the estimated fair value of investments valued using vender prices.
[2]	The fair value is measured by weighting the estimated fair value amounts from internal valuation techniques and the non-binding quotes from independent broker-dealers. The Blend ratio represents the weight of the independent broker-dealer quotes for the fair value.

Fair Value (Carrying Value Of Assets Measured At Fair Value On Nonrecurring Basis By Level) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	¥ 6,425	[1]	¥ 32,400	[1]
Loans, Carrying value, Total	395,724		363,543
Loans, Loans held for sale, Carrying value	5,696		1,976
Loans, Collateral dependent loans, Carrying value	390,028		361,567
Premises and equipment, Carrying value	6,430		18,740
Intangible assets, Carrying value	107		34,729
Other assets, Carrying value, Total	52,866		476,484
Other assets, Investments in equity method investees, Carrying value	47,632	[1]	471,042	[1],[2]
Other assets, Other, Carrying value	5,234		5,442
Assets at fair value, Total	461,552		925,896
Investment securities valued at net asset value	3,851		8,400
Unfunded commitments related to investment securities valued at net asset value	1,394		4,324
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	9,325		10,888
Loans, Collateral dependent loans, Carrying value	9,325		10,888
Other assets, Carrying value, Total	37,897		464,819
Other assets, Investments in equity method investees, Carrying value	37,897	[1]	464,819	[1]
Assets at fair value, Total	47,222		475,707
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans, Carrying value, Total	23,487		19,692
Loans, Loans held for sale, Carrying value	4,696		1,898
Loans, Collateral dependent loans, Carrying value	18,791		17,794
Assets at fair value, Total	23,487		19,692
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities, Carrying value	6,425	[1]	32,400	[1]
Loans, Carrying value, Total	362,912		332,963
Loans, Loans held for sale, Carrying value	1,000		78
Loans, Collateral dependent loans, Carrying value	361,912		332,885
Premises and equipment, Carrying value	6,430		18,740
Intangible assets, Carrying value	107		34,729
Other assets, Carrying value, Total	14,969		11,665
Other assets, Investments in equity method investees, Carrying value	9,735	[1]	6,223	[1]
Other assets, Other, Carrying value	5,234		5,442
Assets at fair value, Total	¥ 390,843		¥ 430,497

[1]	Includes investments valued at net asset value of ¥8,400 million and ¥3,851 million at March 31, 2012 and September 30, 2012, respectively. The unfunded commitments related to these investments are ¥4,324 million and ¥1,394 million at March 31, 2012 and September 30, 2012, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Fair Value (Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	¥ 87,476	¥ 718,609
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	1,706	5,202
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	68,782	99,470
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	1,029	50
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	67,753	99,420
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	3,189	4,443
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	235	27,040
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	13,564	582,454
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	12,208	580,895	[1]
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Nonrecurring changes in fair value	¥ 1,356	¥ 1,559

[1]	Includes impairment losses on Morgan Stanley's common stock, which was converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	¥ (688,724)		¥ (665,503)
Gains (Losses) on changes in fair value, Liabilities	(2,943)		5,493
Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	212,248		341,383
Gains (Losses) on changes in fair value, Liabilities	(2,943)		5,493
Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(900,972)		(1,006,886)
Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(168)
Interest-Earning Deposits In Other Banks [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets			(168)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,789)	[1]	(813)	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(1,789)	[1]	(813)	[1]
Trading Account Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(686,747)		(664,522)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	214,225		342,364
Trading Account Securities [Member] | Foreign Exchange Gains (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(900,972)		(1,006,886)
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(188)
Other Assets [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Assets	(188)
Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,191	[1]	93	[1]
Other Short-Term Borrowings [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	1,191	[1]	93	[1]
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	(4,134)	[1]	5,400	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gains (Losses) on changes in fair value, Liabilities	¥ (4,134)	[1]	¥ 5,400	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments For Which Fair Value Option Was Elected) (Detail) (JPY ¥)
In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	¥ 3,500	¥ 26,000
Fair value, assets	3,419	26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	(81)	56
Remaining aggregate contractual amounts outstanding, liabilities	670,234	664,095
Fair value, liabilities	545,329	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	(124,905)	(139,337)
Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets		26,000
Fair value, assets		26,056
Fair value over (under) remaining aggregate contractual amounts outstanding, assets		56
Other Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, assets	3,500
Fair value, assets	3,419
Fair value over (under) remaining aggregate contractual amounts outstanding, assets	(81)
Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding, liabilities	670,234	664,095
Fair value, liabilities	545,329	524,758
Fair value over (under) remaining aggregate contractual amounts outstanding, liabilities	¥ (124,905)	¥ (139,337)

Fair Value (Summary Of Carrying Amounts And Estimated Fair Values Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Carrying Amount [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	¥ 139,293,000		¥ 139,564,000
Carrying Amount [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000		17,688,000
Carrying Amount [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,138,000		121,876,000
Carrying Amount [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000		2,796,000
Carrying Amount [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000		13,573,000
Carrying Amount [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000		4,979,000
Carrying Amount [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000		627,000
Carrying Amount [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000		10,857,000
Carrying Amount [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,131,000		12,081,000
Carrying Amount [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000		5,245,000
Carrying Amount [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000		3,230,000
Carrying Amount [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000		5,898,000
Carrying Amount [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000		451,000
Carrying Amount [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000		4,456,000
Carrying Amount [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000		3,283,000
Carrying Amount [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,664,000	[1]	2,692,000	[1]
Carrying Amount [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	90,549,000	[2]	91,013,000	[2]
Carrying Amount [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,087,000		5,669,000
Estimated Fair Value [Member] | Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	139,355,000		139,635,000
Estimated Fair Value [Member] | Deposits [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	139,355,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000		17,688,000
Estimated Fair Value [Member] | Deposits [Member] | Non-Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	17,155,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,200,000		121,947,000
Estimated Fair Value [Member] | Deposits [Member] | Interest-Bearing [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	122,200,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000		2,796,000
Estimated Fair Value [Member] | Call Money And Funds Purchased [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	3,584,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000		13,573,000
Estimated Fair Value [Member] | Payable Under Repurchased Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	14,199,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000		4,979,000
Estimated Fair Value [Member] | Payable Under Securities Lending Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	4,003,000
Estimated Fair Value [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000		627,000
Estimated Fair Value [Member] | Due To Trust Account [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	662,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000		10,857,000
Estimated Fair Value [Member] | Other Short-Term Borrowings [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,036,000
Estimated Fair Value [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,418,000		12,311,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	11,294,000
Estimated Fair Value [Member] | Long-Term Debt [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	124,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000		5,245,000
Estimated Fair Value [Member] | Other Financial Liabilities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial liabilities	5,212,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000		3,230,000
Estimated Fair Value [Member] | Cash And Due From Banks [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,005,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000		5,898,000
Estimated Fair Value [Member] | Interest-Earning Deposits In Other Banks [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	6,652,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000		451,000
Estimated Fair Value [Member] | Call Loans And Funds Sold [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	641,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000		4,456,000
Estimated Fair Value [Member] | Receivables Under Resale Agreements [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,665,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000		3,283,000
Estimated Fair Value [Member] | Receivable Under Securities Borrowing Transactions [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	3,387,000
Estimated Fair Value [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	2,871,000	[1]	2,930,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	613,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	949,000	[1]
Estimated Fair Value [Member] | Investment Securities [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	1,309,000	[1]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,804,000	[2]	92,083,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	9,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	262,000	[2]
Estimated Fair Value [Member] | Loans, Net Of Allowance For Credit Losses [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	91,533,000	[2]
Estimated Fair Value [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	4,087,000		5,669,000
Estimated Fair Value [Member] | Other Financial Assets [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets	¥ 4,087,000

[1]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[2]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.

Stock-Based Compensation (Narrative) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2012 M	Sep. 30, 2011
Stock-Based Compensation [Line Items]
Number of shares to be issued or transferred on exercise of each Stock Acquisition Right	100
Contractual term of the Stock Acquisition Rights	30 years
Exercise price per share	¥ 1
Weighted-average grant date fair value of Stock Acquisition Right, per 100 shares	¥ 33,100	¥ 33,700
Compensation costs related to the Stock Acquisition Right	1,743,000,000	1,704,000,000
Tax benefit for compensation cost for share-based payment arrangements	663,000,000	693,000,000
Total unrecognized compensation cost	1,655,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	6
Cash received from exercise of the Stock Acquisition Right	4,000,000
Actual tax benefit realized	¥ 675,000,000

Stock-Based Compensation (Summary Of Stock Acquisition Rights Transactions) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member], JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2012 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Number of shares, Outstanding, Beginning of the period	19,374,200
Number of shares, Outstanding, Granted	8,373,600
Number of shares, Outstanding, Exercised	(4,051,500)
Number of shares, Outstanding, Forfeited or Expired	(121,500)
Number of shares, Outstanding, End of the period	23,574,800
Number of shares, Exercisable, End of the period
Weighted-average exercise price, Outstanding, Beginning of the period	¥ 1
Weighted-average exercise price, Outstanding, Granted	¥ 1
Weighted-average exercise price, Outstanding, Exercised	¥ 1
Weighted-average exercise price, Outstanding, Forfeited or Expired	¥ 1
Weighted-average exercise price, Outstanding, End of the period	¥ 1
Weighted-average exercise price, Exercisable, End of the period
Weighted-average remaining contractual term, Outstanding, in years, End of the period	28.54
Weighted-average remaining contractual term, Exercisable, in years, End of the period
Aggregate intrinsic value, Outstanding, End of the period	¥ 8,605
Aggregate intrinsic value, Exercisable, End of the period

Stock-Based Compensation (Fair Value Assumption Of Stock Acquisition Rights) (Detail) (MUFG, BTMU, MUTB, MUSHD And MUMSS [Member])	6 Months Ended
	Sep. 30, 2012 Y	Sep. 30, 2011 Y
MUFG, BTMU, MUTB, MUSHD And MUMSS [Member]
Stock-Based Compensation [Line Items]
Risk-free interest rate	0.11%	0.29%
Expected volatility	40.48%	44.96%
Expected term (in years)	4	4
Expected dividend yield	3.18%	3.13%

Securities Joint Venture With Morgan Stanley (Narrative) (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Nov. 24, 2011	Apr. 22, 2011	May 01, 2010
MUMSS [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of original interest in a subsidiary				100.00%
Percentage of economic and voting rights interests in a subsidiary				60.00%
Percentage of economic and voting rights interests in a subsidiary				40.00%
Noncontrolling interest recorded from an equity transaction in a subsidiary				¥ 127
Amount of capital surplus recorded from an equity transaction in a subsidiary				21
Amount of capital contribution		20	30
Employee termination expenses related to early retirement program	20
Percentage of economic interest in a subsidiary		60.00%
Percentage share of the increase in the net asset value of a subsidiary, held by Morgan Stanley		40.00%
Change in ownership interest of a subsidiary from capital surplus to noncontrolling interests		8	12
Amount of capital contribution to meet an anticipated change in regulatory capital requirement		15
Amount of capital contribution to meet an anticipated change in regulatory capital requirement, by Morgan Stanley		¥ 10
MSMS [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of voting rights interest in an affiliate				49.00%
Percentage of economic interest in an affiliate				60.00%
Percentage of voting rights interest in an affiliate, held by Morgan Stanley				51.00%
Percentage of economic interest in an affiliate, held by Morgan Stanley				40.00%

Subsequent Events (Narrative) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends approved, value	¥ 8,970	¥ 8,970
Dividend Approved [Member]
Subsequent Event [Line Items]
Subsequent event, Date	Nov 14, 2012
Dividend Approved [Member] | Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends approved, value	8,970
Dividend Approved [Member] | Preferred Stock [Member] | Preferred Stock, Class 5 [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share	¥ 57.5
Dividend Approved [Member] | Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share	¥ 2.65
Dividend Paid [Member]
Subsequent Event [Line Items]
Subsequent event, Date	Dec 7, 2012
Dividend Paid [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock semi-annual interim cash dividends per share	¥ 6
Common stock semi-annual interim cash dividends, value	¥ 84,950